UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07175

Name of Registrant: Vanguard Tax-Managed Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2008– December 31, 2008

Item 1: Reports to Shareholders

>	The Vanguard Tax-Managed Funds’ returns in 2008 ranged from –18.32% for the Tax-Managed Balanced Fund to –37.63% for the Tax-Managed Capital Appreciation Fund’s Investor Shares.
>	The returns of all four funds were in line with those of their target benchmarks for the period.
>	The funds continued to avoid making any taxable capital gain distributions to shareholders.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
Tax-Managed Balanced Fund	8
Tax-Managed Growth and Income Fund	31
Tax-Managed Capital Appreciation Fund	49
Tax-Managed Small-Cap Fund	68
Your Fund’s After-Tax Returns	88
About Your Fund’s Expenses	89
Glossary	91

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2008
	Ticker	Total
	Symbol	Returns
Vanguard Tax-Managed Balanced Fund	VTMFX	–18.32%
Tax-Managed Balanced Composite Index[1]		–18.52
Average Mixed-Asset Target Moderate Fund[2]		–25.38

Vanguard Tax-Managed Growth and Income Fund
Investor Shares	VTGIX	–37.04%
Admiral™ Shares[3]	VTGLX	–37.00
Institutional Shares[4]	VTMIX	–36.98
S&P 500 Index		–37.00
Average Large-Cap Core Fund[2]		–37.23

Vanguard Tax-Managed Capital Appreciation Fund
Investor Shares	VMCAX	–37.63%
Admiral Shares	VTCLX	–37.58
Institutional Shares	VTCIX	–37.57
Russell 1000 Index		–37.60
Average Multi-Cap Core Fund[2]		–38.79

Vanguard Tax-Managed Small-Cap Fund
Investor Shares	VTMSX	–30.82%
Institutional Shares	VTSIX	–30.77
S&P SmallCap 600 Index		–31.07
Average Small-Cap Core Fund[2]		–36.21

1 50% Russell 1000 Index, 50% Barclays Capital 7 Year Municipal Bond Index.

2 Derived from data provided by Lipper Inc.

3 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

4 This class of shares also carries low expenses and is available for a minimum investment of $5 million.

President’s Letter

Dear Shareholder,

The 12-month period ended December 31 was one of the worst in the history of the U.S. stock market. All ten equity sectors in the Vanguard Tax-Managed Funds included in this report finished the year in negative territory. Although bonds typically fared better than stocks, municipal bonds—which account for about half of Vanguard Tax-Managed Balanced Fund—were also down for the year. Despite dismal returns, the funds tracked their respective indexes for the fiscal period.

As they have since their inception dates, the funds continued to meet their tax-management objectives. From the Performance at a Glance chart on page 7, you can see that the funds’ managers, Vanguard’s Quantitative Equity and Fixed Income Groups, continued to avoid distributing capital gains that the funds had accrued in previous years. The funds’ managers use a variety of portfolio management strategies to avoid realizing capital gains while deviating as little as possible from a pure indexing strategy.

Global stock markets faced historic challenges

Problems that had festered in the financial markets for much of 2008 erupted in the year’s final months, leading to high-profile bankruptcies and government rescues. U.S. stocks fell sharply for the fourth quarter. For the full 12 months, the U.S. stock market returned about –37%, the worst calendar-year performance since 1931. The financial sector, the epicenter of the crisis, was hardest hit, but no sector was safe from the market’s violent downdraft.

Overseas, the news was worse. Stock markets outside the United States returned about –45%, as credit-market turmoil and economic distress reverberated worldwide.

Emerging markets fell especially hard, in part because of collapsing commodity prices, which put pressure on the group’s many natural-resource producers.

U.S. Treasuries provided a safe and liquid haven

Bonds provided shelter from the stock market turmoil, though strength was largely confined to U.S. Treasuries. Treasuries surged as investors bid up the highest-quality, most liquid securities. The Federal Reserve Board added fuel to the rally with repeated cuts in its target for the federal funds rate, a benchmark for short-term interest rates. At the start of 2008, the federal funds rate stood at 4.25%; by year-end, it was between 0.00% and 0.25%.

Market Barometer
	Average Annual Total Returns
	Periods Ended December 31, 2008
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	–37.60%	–8.66%	–2.04%
Russell 2000 Index (Small-caps)	–33.79	–8.29	–0.93
Dow Jones Wilshire 5000 Index (Entire market)	–37.34	–8.43	–1.67
MSCI All Country World Index ex USA (International)	–45.24	–6.57	3.00

Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	5.24%	5.51%	4.65%
Barclays Capital Municipal Bond Index	–2.47	1.86	2.71
Citigroup 3-Month Treasury Bill Index	1.80	3.76	3.10

CPI
Consumer Price Index	0.09%	2.22%	2.67%

U.S. government-backed mortgage securities also performed well, though corporate and municipal bonds struggled. For the full year, the broad taxable bond market returned 5.24%.

Negative returns across the board made for disappointing results

Stocks were down across all sectors, hurting returns for Vanguard’s domestic tax-managed funds. (We review the performance of Vanguard Tax-Managed International Fund in a separate report.) The Balanced Fund’s fixed income exposure helped the portfolio to perform better than the rest of the group; however, the fund finished down for the year, returning –18.32%. (The fund’s fixed income portion is invested in municipal securities, which lost value during the period.) Vanguard Tax-Managed Capital Appreciation Fund, down –37.63% for the year, was at the bottom of the pack.

Expense Ratios[1]
Your Fund Compared With Its Peer Group
Expense
Tax-Managed Fund	Ratio
Balanced	0.12%
Average Mixed-Asset Target Moderate Fund	1.06

Growth and Income
Investor Shares	0.15%
Admiral Shares	0.09
Institutional Shares	0.07
Average Large-Cap Core Fund	1.29

Capital Appreciation
Investor Shares	0.15%
Admiral Shares	0.09
Institutional Shares	0.07
Average Multi-Cap Core Fund	1.27

Small-Cap
Investor Shares	0.13%
Institutional Shares	0.09
Average Small-Cap Core Fund	1.47

1 The fund expense ratios shown are from the prospectus dated July 29, 2008. For the fiscal year ended December 31, 2008, the Tax-Managed Balanced Fund’s expense ratio was 0.13%. The Tax-Managed Growth and Income Fund’s expense ratios were 0.16% for Investor Shares, 0.10% for Admiral Shares, and 0.07% for Institutional Shares. The Tax-Managed Capital Appreciation Fund’s expense ratios were 0.16% for Investor Shares, 0.10% for Admiral Shares, and 0.07% for Institutional Shares. The Tax-Managed Small-Cap Fund’s expense ratios were 0.14% for Investor Shares and 0.09% for Institutional Shares. The peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2007.

In Vanguard Tax-Managed Balanced Fund, Tax-Managed Growth and Income Fund, and Tax-Managed Capital Appreciation Fund, the biggest declines stemmed from some of the funds’ largest sectors: financials, information technology, and energy. In the financial sector, continued fallout from the subprime-mortgage crisis crippled mortgage companies and big banks alike. In September, several of Wall Street’s largest financial institutions collapsed or required help from the government, causing the sector to drop even further.

The crisis in financials quickly spread to other sectors. Information technology companies felt the pinch as financial businesses—among the tech sector’s largest clients—reined in spending for the year.

As oil prices hit record highs early in 2008, energy companies were among the market’s top performers. However, when prices later plummeted, these companies’ stocks fell drastically, ending the year on a down note.

Total Returns
Ten Years Ended December 31, 2008[1]
Average
Annual Return
Tax-Managed Balanced Fund	2.40%
Tax-Managed Balanced Composite Index[2]	2.16
Average Mixed-Asset Target Moderate Fund[3]	1.17
Tax-Managed Growth and Income Fund Investor Shares	–1.40%
S&P 500 Index	–1.38
Average Large-Cap Core Fund[3]	–2.38
Tax-Managed Capital Appreciation Fund Investor Shares	–0.71%
Russell 1000 Index	–1.09
Average Multi-Cap Core Fund[3]	–0.61
Tax-Managed Small-Cap Fund Investor Shares	6.68%
S&P SmallCap 600 Index	6.45
Average Small-Cap Core Fund[3]	5.58

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at ww.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1 Annualized returns are since inception for the Tax-Managed Small-Cap Fund (March 25, 1999).

2 50% Russell 1000 Index, 50% Barclays Capital 7 Year Municipal Bond Index.

3 Derived from data provided by Lipper Inc.

Information technology stocks were also among the biggest detractors in Vanguard Tax-Managed Small-Cap Fund, which also suffered from significant losses in the consumer discretionary, industrials, and health care sectors.

Although there were no true bright spots for the year, a handful of industries finished with positive returns. In the consumer staples sector, brewers and supercenters performed well, and in the health care sector, several biotechnology companies and smaller pharmaceutical firms produced gains. In the consumer discretionary area of the market, educational services companies and automotive suppliers were up for the year.

The portfolios’ long-term records reflect the past year’s distress

Over the past decade, which included two of the worst bear markets on record, Vanguard’s U.S.-focused tax-managed funds produced average annual returns between 2.40%, for the Tax-Managed Balanced Fund, and –1.40%, for the Tax-Managed Growth and Income Fund. The Tax-Managed Small-Cap Fund hasn’t been around for quite ten years; it began operations in March 1999. In general, small-caps have outperformed since the fund’s inception, helping the fund to earn a long-term return of 6.68%.

The portfolios’ returns have stayed more or less in line with those of their benchmarks, a notable achievement in an otherwise disappointing period and a credit to Vanguard’s Quantitative Equity and Fixed Income Groups. The groups use a disciplined and broadly diversified tax-management strategy to manage the portfolios. Low operating costs make it easier for the advisors to stay on course with the funds’ benchmarks, even in extreme investment environments.

Although the absolute returns are hardly cause for excitement, the table shows that all but the Tax-Managed Capital Appreciation Fund produced higher returns than their peer groups. But the chart reflects only pre-tax returns. The funds’ relative performance is greater on an after-tax basis because the funds have not generated taxable distributions to shareholders. Capital gains distributions from mutual funds are subject to taxes when they are held in taxable accounts. We’re pleased that investors in our Tax-Managed Funds have never had to pay capital gains taxes if they have simply held their investments; they have been exposed to potential capital gains taxes only when redeeming appreciated shares. By managing each fund’s holdings with an eye on the tax consequences, our fund managers hope to continue this enviable tax-efficient performance for years to come.

The challenge for investors: Keep an eye on the future

To say the least, the investment environment was a difficult and challenging one in 2008, a year that brought extreme volatility to the financial markets and saw the world fall into a potentially deep recession. And the Tax-Managed Funds’ longer-term returns, which, in most cases, have trailed those of relatively low-risk fixed income investments, do little to salve the wounds.

In our view, however, the past year—and indeed the past decade—do not invalidate the long-term case for equities. We expect stocks to outperform less risky assets precisely because stocks can occasionally produce such dismal returns. Financial theory, affirmed by the historical evidence, dictates that investors need to be compensated for this risk.

With low expense ratios, a proven tax-management strategy, and a record of closely tracking their benchmarks, the Vanguard Tax-Managed Funds can help put your investment program in a position to benefit when the financial markets stage a recovery.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

January 20, 2009

Your Fund’s Performance at a Glance
December 31, 2007–December 31, 2008
			Distributions Per Share
	Starting	Ending	Income	Capital
Tax-Managed Fund	Share Price	Share Price	Dividends	Gains
Balanced	$20.45	$16.19	$0.565	$0.000
Growth and Income
Investor Shares	$31.96	$19.65	$0.587	$0.000
Admiral Shares	65.69	40.39	1.236	0.000
Institutional Shares	31.96	19.65	0.609	0.000
Capital Appreciation
Investor Shares	$35.13	$21.39	$0.500	$0.000
Admiral Shares	70.70	43.04	1.044	0.000
Institutional Shares	35.13	21.38	0.527	0.000
Small-Cap
Investor Shares	$25.62	$17.44	$0.272	$0.000
Institutional Shares	25.66	17.47	0.281	0.000

Tax-Managed Balanced Fund

Fund Profile

As of December 31, 2008

Total Fund Characteristics

Yield[1]	3.0%
Turnover Rate	19%
Expense Ratio (12/31/2007)[2]	0.12%
Short-Term Reserves	0.0%

Total Fund Volatility Measures[3]
	Fund Versus	Fund Versus
	Composite Index[4]	Broad Index[5]
R-Squared	0.99	0.91
Beta	0.99	0.51

Equity Characteristics
		Comparative	Broad
	Fund	Index[6]	Index[5]
Number of Stocks	603	989	4,593
Median Market Cap	$27.6B	$32.7B	$25.3B
Price/Earnings Ratio	11.3x	11.3x	11.8x
Price/Book Ratio	1.8x	1.7x	1.7x
Dividend Yield	2.4%	2.9%	2.8%
Return on Equity	21.6%	21.6%	20.8%
Earnings Growth Rate	18.7%	17.6%	17.2%
Foreign Holdings	0.0%	0.0%	0.0%

Sector Diversification (% of equity exposure)
		Comparative	Broad
	Fund	Index[6]	Index[5]
Consumer Discretionary	8.6%	8.9%	8.9%
Consumer Staples	12.4	12.0	11.2
Energy	12.3	12.8	12.4
Financials	13.3	13.8	15.6
Health Care	14.7	14.5	14.4
Industrials	11.2	11.2	11.2
Information Technology	15.7	15.5	15.2
Materials	3.5	3.3	3.3
Telecommunication
Services	3.8	3.6	3.4
Utilities	4.5	4.4	4.4

Equity Investment Focus

Ten Largest Stocks[7] (% of equity portfolio)

ExxonMobil Corp.	integrated oil
	and gas	4.8%
The Procter & Gamble Co.	household products	2.1
AT&T Inc.	integrated
	telecommunication
	services	1.9
Johnson & Johnson	pharmaceuticals	1.8
General Electric Co.	industrial
	conglomerates	1.7
Microsoft Corp.	systems software	1.7
Chevron Corp.	integrated oil
	and gas	1.6
Wal-Mart Stores, Inc.	hypermarkets and
	super centers	1.4
JPMorgan Chase & Co.	diversified financial
	services	1.3
Pfizer Inc.	pharmaceuticals	1.2
Top Ten		19.5%
Top Ten as % of Total Net Assets		9.4%

Fund Asset Allocation

1 30-day SEC yield. See the Glossary.

2 The expense ratio shown is from the prospectus dated July 29, 2008. For the fiscal year ended December 31, 2008, the expense ratio was 0.13%.

3 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

4 50% Russell 1000 Index, 50% Barclays Capital 7 Year Municipal Bond Index.

5 Dow Jones Wilshire 5000 Index.

6 Russell 1000 Index.

7 The holdings listed exclude any temporary cash investments and equity index products.

Tax-Managed Balanced Fund

Fixed Income Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Bonds	119	4,183	44,315
Yield to Maturity	4.0%[3]	3.6%	4.5%
Average Coupon	4.8%	5.0%	5.0%
Average Effective
Maturity	6.7 years	7.0 years	12.8 years
Average Quality	AA	AA	AA
Average Duration	5.9 years	5.5 years	8.1 years

Distribution by Credit Quality
(% of fixed income portfolio)

AAA	25.1%
AA	63.3
A	9.1
BBB	2.5

Distribution by Maturity
(% of fixed income portfolio)

Under 1 Year	9.2%
1–5 Years	35.5
5–10 Years	36.3
10–20 Years	19.0

Fixed Income Investment Focus

Largest State Concentrations[4] (% of fixed income portfolio)

New York	13.0%
Ohio	9.2
Texas	7.4
Massachusetts	6.4
Arizona	6.2
Florida	5.4
California	4.9
Colorado	4.5
Missouri	4.4
New Jersey	3.4
Top Ten	64.8%

1 Barclays Capital 7 Year Municipal Bond Index.

2 Barclays Capital Municipal Bond Index.

3 Before expenses.

4 “Largest State Concentrations” figures exclude any fixed income futures contracts.

Tax-Managed Balanced Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1998–December 31, 2008

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended December 31, 2008			of a $10,000
	One Year	Five Years	Ten Years	Investment
Tax-Managed Balanced Fund[1]	–18.32%	1.01%	2.40%	$12,681
Fee-Adjusted Returns[2]	–19.12	1.01	2.40	12,681
Russell 1000 Index	–37.60	–2.04	–1.09	8,963
Barclays Capital 7 Year Municipal Bond Index	4.59	3.69	4.80	15,981
Tax-Managed Balanced Composite Index[3]	–18.52	1.03	2.16	12,383
Average Mixed-Asset Target Moderate Fund[4]	–25.38	–0.26	1.17	11,234

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Reflective of the 1% fee assessed on redemptions of shares held in the fund for less than five years, but not of the account service fee that may be applicable to certain accounts below $10,000.

3 50% Russell 1000 Index, 50% Barclays Capital 7 Year Municipal Bond Index.

4 Derived from data provided by Lipper Inc.

Tax-Managed Balanced Fund

Fiscal-Year Total Returns (%): December 31, 1998–December 31, 2008

1 50% Russell 1000 Index, 50% Barclays Capital 7 Year Municipal Bond Index.

Note: See Financial Highlights table for dividend and capital gains information.

Tax-Managed Balanced Fund

Financial Statements

Statement of Net Assets

As of December 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (48.5%)
Consumer Discretionary (4.2%)
	McDonald’s Corp.	35,809	2,227
	Comcast Corp. Class A	100,104	1,690
	The Walt Disney Co.	69,650	1,580
	Lowe’s Cos., Inc.	55,800	1,201
	Target Corp.	30,700	1,060
	News Corp., Class A	97,500	886
	Home Depot, Inc.	36,899	850
	NIKE, Inc. Class B	14,400	734
	Time Warner, Inc.	72,989	734
*	Amazon.com, Inc.	14,200	728
	Yum! Brands, Inc.	21,400	674
	Staples, Inc.	32,555	583
*	Apollo Group, Inc. Class A	5,900	452
	TJX Cos., Inc.	21,600	444
*	DIRECTV Group, Inc.	18,971	435
	Marriott International, Inc.
	Class A	19,500	379
*	AutoZone Inc.	2,700	377
*	Kohl’s Corp.	9,800	355
*	Liberty Media Corp.	17,648	309
	Best Buy Co., Inc.	10,875	306
	Polo Ralph Lauren Corp.	6,000	273
*	Starbucks Corp.	28,800	273
*	Bed Bath & Beyond, Inc.	10,500	267
*	Coach, Inc.	12,800	266
	The Gap, Inc.	19,725	264
	DeVry, Inc.	4,600	264
	Hasbro, Inc.	8,925	260
	Mattel, Inc.	16,080	257
	Pulte Homes, Inc.	23,100	253
	PetSmart, Inc.	13,500	249
*	O’Reilly Automotive, Inc.	8,000	246
	Sherwin-Williams Co.	4,100	245
	Strayer Education, Inc.	1,120	240
	BorgWarner, Inc.	10,600	231
	International Speedway Corp.	8,010	230

			Market
			Value•
		Shares	($000)
	John Wiley & Sons Class A	6,400	228
	Weight Watchers
	International, Inc.	7,600	224
	Darden Restaurants Inc.	7,750	218
*	NVR, Inc.	470	215
	Scripps Networks Interactive	8,900	196
	Cablevision Systems
	NY Group Class A	10,594	178
	Tiffany & Co.	6,700	158
	Black & Decker Corp.	3,700	155
	RadioShack Corp.	12,900	154
	Harley-Davidson, Inc.	8,900	151
	Brinker International, Inc.	13,375	141
	Starwood Hotels &
	Resorts Worldwide, Inc.	7,801	140
	WABCO Holdings Inc.	8,833	140
	International Game
	Technology	11,600	138
*	Mohawk Industries, Inc.	3,100	133
	Macy’s Inc.	12,400	128
*	Toll Brothers, Inc.	5,800	124
*	AutoNation, Inc.	11,292	112
	Abercrombie & Fitch Co.	4,300	99
*	DISH Network Corp.	8,757	97
*	Brink’s Home Security
	Holdings, Inc.	4,300	94
	Gentex Corp.	10,200	90
*	CarMax, Inc.	11,406	90
	Centex Corp.	8,100	86
*	Liberty Global, Inc. Series C	5,446	83
	Barnes & Noble, Inc.	5,400	81
*	Career Education Corp.	4,500	81
*	Liberty Global, Inc. Class A	5,015	80
	CBS Corp.	9,413	77
	D. R. Horton, Inc.	10,499	74
	Burger King Holdings Inc.	2,600	62
*	Viacom Inc. Class B	3,158	60
	Ross Stores, Inc.	2,000	60
*	MGM Mirage, Inc.	4,013	55

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
*	Discovery
	Communications Inc.
	Class A	3,841	54
*	Discovery
	Communications Inc.
	Class C	3,841	52
*	Saks Inc.	10,200	45
	Hearst-Argyle Television Inc.	7,100	43
	Virgin Media Inc.	7,893	39
	Comcast Corp. Special
	Class A	2,322	38
*	Dollar Tree, Inc.	750	31
*	Expedia, Inc.	3,568	29
	Nordstrom, Inc.	1,800	24
	Jones Apparel Group, Inc.	3,600	21
	The McGraw-Hill Cos., Inc.	700	16
	Limited Brands, Inc.	1,424	14
	General Motors Corp.	4,000	13
	Fortune Brands, Inc.	300	12
	Foot Locker, Inc.	1,600	12
*	Ascent Media Corp.	384	8
*	HSN, Inc.	940	7
*	Ticketmaster
	Entertainment Inc.	940	6
*	Interval Leisure Group, Inc.	940	5
	Lennar Corp. Class B	680	4
	E.W. Scripps Co. Class A	1,400	3
	Newell Rubbermaid, Inc.	218	2
*	Sirius XM Radio Inc.	8,300	1
			24,503
Consumer Staples (6.0%)
	The Procter & Gamble Co.	97,484	6,026
	Wal-Mart Stores, Inc.	70,400	3,947
	The Coca-Cola Co.	71,300	3,228
	PepsiCo, Inc.	54,727	2,997
	Philip Morris
	International Inc.	59,700	2,598
	CVS Caremark Corp.	52,498	1,509
	Kraft Foods Inc.	33,916	911
	Costco Wholesale Corp.	17,127	899
	General Mills, Inc.	13,300	808
	Archer-Daniels-Midland Co.	27,821	802
	Colgate-Palmolive Co.	10,800	740
	The Kroger Co.	26,100	689
	Altria Group, Inc.	45,300	682
	Walgreen Co.	27,000	666
	Kellogg Co.	11,300	495
	Kimberly-Clark Corp.	9,172	484
	Safeway, Inc.	19,334	460
	J.M. Smucker Co.	8,746	379
	Molson Coors Brewing Co.
	Class B	7,300	357
*	Smithfield Foods, Inc.	24,700	347
*	Energizer Holdings, Inc.	6,194	335

			Market
			Value•
		Shares	($000)
	Sysco Corp.	14,600	335
	Tyson Foods, Inc.	37,731	330
	Brown-Forman Corp. Class B	6,350	327
	Church & Dwight, Inc.	5,500	309
	The Clorox Co.	5,400	300
*	Constellation Brands, Inc.
	Class A	18,600	293
*	Hansen Natural Corp.	8,300	278
*	Dr. Pepper
	Snapple Group, Inc.	17,100	278
	Lorillard, Inc.	4,900	276
	The Estee Lauder Cos. Inc.
	Class A	8,800	272
*	Dean Foods Co.	15,150	272
	Avon Products, Inc.	11,300	272
	McCormick & Co., Inc.	8,400	268
	Corn Products
	International, Inc.	9,107	263
	Alberto-Culver Co.	10,250	251
	Del Monte Foods Co.	33,300	238
	Hormel Foods Corp.	7,100	221
	The Pepsi Bottling Group, Inc.	9,300	209
	PepsiAmericas, Inc.	10,100	206
*	Central European
	Distribution Corp.	9,100	179
*	NBTY, Inc.	8,500	133
	Reynolds American Inc.	3,002	121
*	BJ’s Wholesale Club, Inc.	3,200	110
	Bunge Ltd.	1,500	78
	Whole Foods Market, Inc.	5,600	53
	H.J. Heinz Co.	800	30
	Sara Lee Corp.	500	5
	ConAgra Foods, Inc.	100	2
			35,268
Energy (6.0%)
	ExxonMobil Corp.	171,194	13,666
	Chevron Corp.	62,633	4,633
	ConocoPhillips Co.	42,287	2,190
	Schlumberger Ltd.	28,867	1,222
	Occidental Petroleum Corp.	19,004	1,140
	Devon Energy Corp.	17,046	1,120
	Apache Corp.	13,446	1,002
	Anadarko Petroleum Corp.	18,892	728
	Hess Corp.	12,800	687
	EOG Resources, Inc.	10,200	679
*	National Oilwell Varco Inc.	21,029	514
	XTO Energy, Inc.	14,166	500
	Peabody Energy Corp.	15,900	362
	Valero Energy Corp.	15,268	330
	Noble Corp.	14,800	326
	Noble Energy, Inc.	6,500	320
	Range Resources Corp.	9,150	315
*	Cameron International Corp.	14,900	305
	ENSCO International, Inc.	10,600	301

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Baker Hughes Inc.	9,340	300
	Murphy Oil Corp.	6,700	297
	Williams Cos., Inc.	19,200	278
*	Nabors Industries, Inc.	22,789	273
	Cabot Oil & Gas Corp.	10,100	263
	Helmerich & Payne, Inc.	10,700	243
*	Pride International, Inc.	15,200	243
	Marathon Oil Corp.	8,782	240
*	Newfield Exploration Co.	12,100	239
	St. Mary Land &
	Exploration Co.	11,400	232
	Cimarex Energy Co.	8,100	217
*	Forest Oil Corp.	13,000	214
	Smith International, Inc.	8,679	199
	CONSOL Energy, Inc.	6,900	197
	W&T Offshore, Inc.	11,400	163
*	FMC Technologies Inc.	6,140	146
	BJ Services Co.	12,200	142
	Pioneer Natural
	Resources Co.	7,500	121
	Arch Coal, Inc.	7,000	114
*	Plains Exploration &
	Production Co.	4,748	110
	Rowan Cos., Inc.	6,700	107
	Spectra Energy Corp.	6,496	102
	Patterson-UTI Energy, Inc.	8,502	98
	Tesoro Corp.	6,752	89
*	Mariner Energy Inc.	5,000	51
	Massey Energy Co.	2,731	38
	Halliburton Co.	1,364	25
	Diamond Offshore
	Drilling, Inc.	400	24
	El Paso Corp.	2,400	19
*	Patriot Coal Corp.	2,000	13
	Overseas Shipholding
	Group Inc.	100	4
			35,141
Financials (6.4%)
	JPMorgan Chase & Co.	113,564	3,581
	Wells Fargo & Co.	93,500	2,756
	Bank of America Corp.	168,978	2,379
	The Goldman Sachs
	Group, Inc.	15,400	1,300
	U.S. Bancorp	43,300	1,083
	Citigroup Inc.	133,397	895
	AFLAC Inc.	16,000	733
	State Street Corp.	18,576	731
	Bank of New York
	Mellon Corp.	25,100	711
	Charles Schwab Corp.	39,305	636
	PNC Financial
	Services Group	12,800	627
	Wachovia Corp.	103,750	575
	Northern Trust Corp.	11,000	574

			Market
			Value•
		Shares	($000)
	Aon Corp.	12,300	562
	Public Storage, Inc. REIT	6,700	533
	American Express Co.	28,233	524
	MetLife, Inc.	14,665	511
	Franklin Resources Corp.	7,500	478
	The Travelers Cos., Inc.	9,589	433
	Unum Group	23,000	428
	CME Group, Inc.	2,039	424
	Hudson City Bancorp, Inc.	26,200	418
	Loews Corp.	14,500	410
	Prudential Financial, Inc.	13,341	404
	Progressive Corp. of Ohio	26,900	398
	The Chubb Corp.	7,500	382
	Boston Properties, Inc. REIT	6,800	374
	Torchmark Corp.	8,000	358
	People’s United
	Financial Inc.	19,800	353
	W.R. Berkley Corp.	11,150	346
	AMB Property Corp. REIT	14,400	337
*	Leucadia National Corp.	15,900	315
*	TD Ameritrade Holding Corp.	21,800	311
	Plum Creek Timber Co. Inc.
	REIT	8,900	309
	The Allstate Corp.	9,400	308
*	SLM Corp.	33,600	299
	Moody’s Corp.	14,700	295
	Discover Financial Services	28,980	276
	M & T Bank Corp.	4,800	276
	BlackRock, Inc.	2,050	275
	Federal Realty
	Investment Trust REIT	4,400	273
	Jefferies Group, Inc.	19,200	270
	HCC Insurance
	Holdings, Inc.	9,800	262
	The Hanover Insurance
	Group Inc.	6,100	262
*	Arch Capital Group Ltd.	3,700	259
	BancorpSouth, Inc.	10,900	255
	Lazard Ltd. Class A	8,500	253
	Avalonbay Communities, Inc.
	REIT	4,100	248
	Brown & Brown, Inc.	11,800	247
	Valley National Bancorp	12,165	246
*	Reinsurance Group of
	America, Inc.	5,624	241
	Bank of Hawaii Corp.	5,300	239
	Commerce Bancshares, Inc.	5,419	238
	Janus Capital Group Inc.	29,434	236
	Simon Property Group, Inc.
	REIT	4,400	234
	Cullen/Frost Bankers, Inc.	4,600	233
	SEI Investments Co.	14,800	232
	Morgan Stanley	14,460	232
	Synovus Financial Corp.	27,600	229

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	City National Corp.	4,700	229
	CapitalSource Inc. REIT	49,129	227
*	The St. Joe Co.	9,200	224
	Jones Lang LaSalle Inc.	8,000	222
	Capital One Financial Corp.	6,900	220
	Assurant, Inc.	7,200	216
	Transatlantic Holdings, Inc.	5,350	214
	Apartment Investment &
	Management Co.
	Class A REIT	18,505	214
	Allied World Assurance
	Holdings, Ltd.	5,200	211
	StanCorp Financial
	Group, Inc.	5,000	209
*	CB Richard Ellis Group, Inc.	47,150	204
	TFS Financial Corp.	15,600	201
	Digital Realty Trust, Inc. REIT	5,900	194
	First Citizens BancShares
	Class A	1,267	194
*	Markel Corp.	630	188
	White Mountains Insurance
	Group Inc.	690	184
	Eaton Vance Corp.	8,600	181
	American Financial
	Group, Inc.	7,650	175
*	AmeriCredit Corp.	22,500	172
	Washington Federal Inc.	11,100	166
	Wesco Financial Corp.	570	164
*	Alleghany Corp.	580	164
	BOK Financial Corp.	4,040	163
	Raymond James
	Financial, Inc.	9,250	158
	Host Hotels &
	Resorts Inc. REIT	19,475	147
	Wilmington Trust Corp.	6,187	138
	BB&T Corp.	5,000	137
	Federated Investors, Inc.	6,700	114
	The Principal Financial
	Group, Inc.	5,000	113
	BRE Properties Inc.
	Class A REIT	4,000	112
*	Tree.com, Inc.	36,554	95
	American International
	Group, Inc.	58,306	92
	CNA Financial Corp.	5,400	89
*	IntercontinentalExchange Inc.	1,000	82
*	E*TRADE Financial Corp.	65,300	75
	Legg Mason Inc.	2,850	62
	MGIC Investment Corp.	15,600	54
	RenaissanceRe Holdings Ltd.	600	31
	Ameriprise Financial, Inc.	1,180	28
*	MSCI, Inc.-Class A Shares	900	16
	Astoria Financial Corp.	900	15
*	Conseco, Inc.	2,477	13

			Market
			Value•
		Shares	($000)
	Taubman Co. REIT	400	10
	Developers Diversified
	Realty Corp. REIT	1,000	5
			37,729
Health Care (7.2%)
	Johnson & Johnson	86,532	5,177
	Pfizer Inc.	198,110	3,508
	Abbott Laboratories	50,500	2,695
*	Amgen Inc.	38,424	2,219
*	Gilead Sciences, Inc.	34,000	1,739
	Merck & Co., Inc.	55,500	1,687
*	Genentech, Inc.	17,364	1,440
	UnitedHealth Group Inc.	48,174	1,281
	Wyeth	32,700	1,227
	Bristol-Myers Squibb Co.	46,500	1,081
	Schering-Plough Corp.	62,500	1,064
*	Celgene Corp.	17,000	940
	Medtronic, Inc.	29,300	921
	Eli Lilly & Co.	20,900	842
*	WellPoint Inc.	18,125	764
*	Medco Health Solutions, Inc.	17,662	740
*	Genzyme Corp.	10,780	715
	Baxter International, Inc.	12,700	681
	Aetna Inc.	22,913	653
*	Thermo Fisher Scientific, Inc.	17,903	610
	Allergan, Inc.	14,300	577
*	Biogen Idec Inc.	11,960	570
	Stryker Corp.	14,049	561
	Cardinal Health, Inc.	15,290	527
	McKesson Corp.	13,200	511
*	Express Scripts Inc.	8,400	462
	Quest Diagnostics, Inc.	8,800	457
	C.R. Bard, Inc.	4,900	413
*	Forest Laboratories, Inc.	16,100	410
	CIGNA Corp.	23,900	403
*	St. Jude Medical, Inc.	12,168	401
	AmerisourceBergen Corp.	10,048	358
*	Zimmer Holdings, Inc.	8,470	342
*	Laboratory Corp. of
	America Holdings	5,200	335
	Becton, Dickinson & Co.	4,684	320
	Covidien Ltd.	8,800	319
	DENTSPL Y International Inc.	10,900	308
	Omnicare, Inc.	10,600	294
*	King Pharmaceuticals, Inc.	26,900	286
*	Mylan Inc.	27,950	276
	Pharmaceutical Product
	Development, Inc.	9,100	264
*	Humana Inc.	6,500	242
*	Varian Medical Systems, Inc.	6,700	235
	Beckman Coulter, Inc.	5,300	233
	Techne Corp.	3,500	226
	Perrigo Co.	6,800	220
*	Millipore Corp.	4,200	216

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
*	Hospira, Inc.	8,060	216
*	Waters Corp.	5,800	213
*	Endo Pharmaceuticals
	Holdings, Inc.	8,200	212
*	Warner Chilcott Ltd.	13,900	201
	Universal Health Services
	Class B	5,300	199
*	Henry Schein, Inc.	5,200	191
	PerkinElmer, Inc.	13,300	185
	IMS Health, Inc.	11,376	172
*	Lincare Holdings, Inc.	5,700	153
*	Boston Scientific Corp.	18,300	142
*	Patterson Companies, Inc.	6,600	124
*	Watson Pharmaceuticals, Inc.	2,600	69
*	Sepracor Inc.	4,900	54
*	Health Net Inc.	2,900	32
*	Covance, Inc.	600	28
	Teva Pharmaceutical
	Industries Ltd.
	Sponsored ADR	174	7
*	Abraxis BioScience	62	4
			41,952
Industrials (5.4%)
	General Electric Co.	302,509	4,901
	United Technologies Corp.	24,876	1,333
	3M Co.	16,900	972
	Union Pacific Corp.	18,318	876
	General Dynamics Corp.	15,200	875
	United Parcel Service, Inc.	15,200	838
	The Boeing Co.	19,420	829
	FedEx Corp.	12,800	821
	Lockheed Martin Corp.	9,703	816
	Raytheon Co.	13,400	684
	Danaher Corp.	10,950	620
	Norfolk Southern Corp.	12,600	593
	Waste Management, Inc.	16,901	560
	Illinois Tool Works, Inc.	14,600	512
	L-3 Communications
	Holdings, Inc.	6,500	479
	Emerson Electric Co.	13,000	476
	C.H. Robinson
	Worldwide Inc.	8,269	455
	CSX Corp.	13,800	448
	Caterpillar, Inc.	10,000	447
	Precision Castparts Corp.	7,357	438
	Fluor Corp.	9,648	433
	ITT Industries, Inc.	9,400	432
*	Jacobs Engineering
	Group Inc.	8,400	404
	Expeditors International of
	Washington, Inc.	11,500	383
	Southwest Airlines Co.	42,418	366
	Republic Services, Inc.
	Class A	14,110	350
	Honeywell International Inc.	10,600	348

			Market
			Value•
		Shares	($000)
*	Quanta Services, Inc.	16,900	335
	Burlington Northern
	Santa Fe Corp.	4,338	328
*	URS Corp.	7,700	314
*	Foster Wheeler Ltd.	13,400	313
	W.W. Grainger, Inc.	3,800	300
	Roper Industries Inc.	6,700	291
*	Stericycle, Inc.	5,500	286
	Donaldson Co., Inc.	8,400	283
	Fastenal Co.	8,100	282
	Pall Corp.	9,800	279
*	United Rentals, Inc.	30,481	278
	Cummins Inc.	10,224	273
	Rockwell Collins, Inc.	6,900	270
*	Alliant Techsystems, Inc.	3,144	270
	UTI Worldwide, Inc.	18,700	268
	Flowserve Corp.	5,200	268
	Northrop Grumman Corp.	5,918	266
	The Dun & Bradstreet Corp.	3,400	262
	Ametek, Inc.	8,650	261
	Landstar System, Inc.	6,625	255
*	Iron Mountain, Inc.	10,175	252
*	Owens Corning Inc.	14,530	251
*	Thomas & Betts Corp.	10,400	250
	Valmont Industries, Inc.	4,000	245
	Copa Holdings SA Class A	8,000	242
	The Manitowoc Co., Inc.	27,200	235
	J.B. Hunt Transport
	Services, Inc.	8,800	231
	The Toro Co.	7,000	231
*	WESCO International, Inc.	12,000	231
	Equifax, Inc.	8,700	231
	IDEX Corp.	9,500	229
	Trinity Industries, Inc.	14,180	223
	Bucyrus International, Inc.	12,000	222
*	AGCO Corp.	9,200	217
*	Gardner Denver Inc.	8,947	209
*	USG Corp.	24,800	199
	MSC Industrial
	Direct Co., Inc. Class A	5,400	199
	Armstrong Worldwide
	Industries, Inc.	9,100	197
	SPX Corp.	4,700	191
*	Spirit Aerosystems
	Holdings Inc.	18,600	189
	Robert Half
	International, Inc.	8,200	171
	Pentair, Inc.	6,800	161
	Manpower Inc.	4,300	146
	Graco, Inc.	5,900	140
	The Brink’s Co.	4,300	116
	Cintas Corp.	4,550	106
	Deere & Co.	2,500	96
	Ryder System, Inc.	1,400	54
	Carlisle Co., Inc.	1,400	29

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	PACCAR, Inc.	900	26
	Ingersoll-Rand Co.	989	17
	John Bean
	Technologies Corp.	1,326	11
*	Avis Budget Group, Inc.	393	—
			31,918
Information Technology (7.6%)
	Microsoft Corp.	247,200	4,806
	International Business
	Machines Corp.	41,147	3,463
*	Cisco Systems, Inc.	203,000	3,309
	Hewlett-Packard Co.	85,012	3,085
*	Apple Inc.	30,413	2,596
*	Google Inc.	8,320	2,560
*	Oracle Corp.	137,000	2,429
	Intel Corp.	159,300	2,335
	QUALCOMM Inc.	57,900	2,075
	Visa Inc.	17,900	939
*	EMC Corp.	84,400	884
	Texas Instruments, Inc.	53,400	829
	Accenture Ltd.	24,840	814
*	Dell Inc.	74,500	763
*	eBay Inc.	49,100	685
	Automatic Data
	Processing, Inc.	16,600	653
	Corning, Inc.	67,200	640
	Applied Materials, Inc.	61,751	625
*	Yahoo! Inc.	49,400	603
	Western Union Co.	37,714	541
	MasterCard, Inc. Class A	3,580	512
*	Symantec Corp.	31,262	423
	CA, Inc.	21,130	391
*	Adobe Systems, Inc.	17,000	362
*	Intuit, Inc.	13,800	328
	Altera Corp.	19,600	327
	Amphenol Corp.	13,500	324
	Xerox Corp.	40,600	324
	Xilinx, Inc.	15,600	278
*	Fiserv, Inc.	7,625	277
*	BMC Software, Inc.	10,100	272
	Fidelity National Information
	Services, Inc.	16,400	267
	Paychex, Inc.	9,850	259
*	Affiliated Computer
	Services, Inc. Class A	5,300	243
	Global Payments Inc.	7,300	239
*	Broadcom Corp.	13,350	227
	National
	Semiconductor Corp.	22,100	222
	Analog Devices, Inc.	11,434	217
*	Citrix Systems, Inc.	9,200	217
*	Agilent Technologies, Inc.	13,144	205
*	Computer Sciences Corp.	5,700	200
*	Autodesk, Inc.	9,400	185

			Market
			Value•
		Shares	($000)
*	Mettler-Toledo
	International Inc.	2,700	182
	Linear Technology Corp.	8,200	181
*	NetApp, Inc.	12,912	180
*	Compuware Corp.	26,600	180
	Microchip Technology, Inc.	8,800	172
*	Ingram Micro, Inc. Class A	12,100	162
*	NVIDIA Corp.	19,900	161
	AVX Corp.	19,200	152
*	Avnet, Inc.	8,100	147
	KLA-Tencor Corp.	6,500	142
*	Arrow Electronics, Inc.	7,500	141
*	LAM Research Corp.	6,500	138
*	DST Systems, Inc.	3,600	137
*	Electronic Arts Inc.	8,143	131
*	Teradata Corp.	8,336	124
	Molex, Inc.	8,466	123
*	Lexmark International, Inc.	4,500	121
*	NCR Corp.	8,336	118
	Total System Services, Inc.	7,400	104
	Intersil Corp.	10,800	99
*	Tellabs, Inc.	22,600	93
*	Synopsys, Inc.	4,800	89
	Lender Processing
	Services, Inc.	2,750	81
	Harris Corp.	2,100	80
*	Western Digital Corp.	4,800	55
	Broadridge Financial
	Solutions LLC	4,275	54
*	LSI Corp.	14,400	47
*	IAC/InterActiveCorp	2,350	37
*	Integrated Device
	Technology Inc.	6,200	35
*	Teradyne, Inc.	8,000	34
*	Advanced Micro
	Devices, Inc.	15,000	32
*	ADC
	Telecommunications, Inc.	5,528	30
*	Sun Microsystems, Inc.	7,313	28
*	EchoStar Corp.	1,751	26
*	Metavante Technologies	1,600	26
*	Tech Data Corp.	1,400	25
*	Convergys Corp.	3,100	20
*	Novellus Systems, Inc.	1,000	12
*	Seagate Technology Inc.–
	Escrow	6,090	—
			44,632
Materials (1.7%)
	Monsanto Co.	20,108	1,415
	Newmont Mining Corp.
	(Holding Co.)	19,989	814
	Praxair, Inc.	11,500	683
	Nucor Corp.	10,400	480

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	E.I. du Pont de
	Nemours & Co.	16,900	428
	The Mosaic Co.	11,100	384
	Ecolab, Inc.	10,000	352
	Sigma-Aldrich Corp.	7,700	325
	Ball Corp.	7,600	316
	Airgas, Inc.	7,900	308
*	Crown Holdings, Inc.	15,800	303
*	Owens-Illinois, Inc.	11,059	302
	FMC Corp.	6,700	300
	Schnitzer Steel
	Industries, Inc. Class A	7,800	294
*	Pactiv Corp.	11,700	291
	Cliffs Natural Resources Inc.	11,300	289
	CF Industries Holdings, Inc.	5,400	265
	Celanese Corp. Series A	21,000	261
*	Century Aluminum Co.	26,100	261
	Nalco Holding Co.	21,100	244
	Martin Marietta
	Materials, Inc.	2,286	222
	Dow Chemical Co.	13,500	204
	Scotts Miracle-Gro Co.	6,200	184
	Sealed Air Corp.	11,800	176
	Reliance Steel &
	Aluminum Co.	8,500	169
	Alcoa Inc.	14,588	164
	United States Steel Corp.	4,300	160
	Freeport-McMoRan Copper
	& Gold, Inc. Class B	6,387	156
	Ashland, Inc.	12,300	129
	Steel Dynamics, Inc.	9,800	110
	Albemarle Corp.	2,000	45
	Allegheny Technologies Inc.	977	25
	Vulcan Materials Co.	334	23
	Air Products &
	Chemicals, Inc.	400	20
			10,102
Telecommunication Services (1.8%)
	AT&T Inc.	191,166	5,448
	Verizon Communications Inc.	80,400	2,726
*	American Tower Corp.
	Class A	19,200	563
*	Crown Castle
	International Corp.	20,400	359
	Embarq Corp.	6,858	247
	CenturyTel, Inc.	8,275	226
*	SBA Communications Corp.	13,400	219
*	U.S. Cellular Corp.	4,950	214
	Telephone &
	Data Systems, Inc.	5,500	175
*	Leap Wireless
	International, Inc.	5,000	134
	Qwest Communications
	International Inc.	24,230	88

			Market
			Value•
		Shares	($000)
	Telephone &
	Data Systems, Inc.–
	Special Common Shares	3,000	84
	Windstream Corp.	7,139	66
*	Clearwire Corp.	13,175	65
*	Sprint Nextel Corp.	30,868	56
	Frontier
	Communications Corp.	937	8
*	ESC Telecorp PCS	11,488	—
			10,678
Utilities (2.2%)
	Exelon Corp.	23,500	1,307
	FPL Group, Inc.	16,600	835
	Entergy Corp.	8,000	665
	FirstEnergy Corp.	12,800	622
	PG&E Corp.	15,400	596
	Southern Co.	14,600	540
	Duke Energy Corp.	33,992	510
	PPL Corp.	16,500	506
	Sempra Energy	11,867	506
	Edison International	15,700	504
	Questar Corp.	11,776	385
*	NRG Energy, Inc.	15,600	364
	Allegheny Energy, Inc.	10,011	339
*	AES Corp.	40,600	335
	Equitable Resources, Inc.	9,400	315
	Wisconsin Energy Corp.	7,500	315
	MDU Resources Group, Inc.	13,850	299
	Dominion Resources, Inc.	8,308	298
*	Mirant Corp.	15,454	292
	NSTAR	7,900	288
	SCANA Corp.	7,800	278
*	Reliant Energy, Inc.	47,900	277
	Aqua America, Inc.	13,200	272
	Northeast Utilities	11,100	267
	NV Energy Inc.	26,717	264
	Energen Corp.	8,300	243
	CMS Energy Corp.	24,001	242
	Integrys Energy Group, Inc.	5,400	232
	CenterPoint Energy Inc.	18,191	230
*	Calpine Corp.	29,900	218
	American
	Water Works Co., Inc.	9,800	205
	Public Service Enterprise
	Group, Inc.	5,564	162
	Constellation Energy
	Group, Inc.	1,235	31
	NiSource, Inc.	1,077	12
*	Dynegy, Inc.	2,300	5
			12,759
Total Common Stocks (Cost $255,829)			284,682

Tax-Managed Balanced Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (50.8%)
Alaska (0.3%)
Matanuska-Susitna Borough AK GO	5.500%	3/1/12	(1)	1,695	1,780

Arizona (3.2%)
Arizona Transp. Board Highway Rev.	5.250%	7/1/12	(Prere.)	1,965	2,187
Arizona Transp. Board Highway Rev.	5.250%	7/1/17		2,215	2,353
Glendale AZ Trans. Excise Tax Rev.	5.000%	7/1/23	(1)	4,585	4,621
Phoenix AZ Civic Improvement Corp.
Water System Rev.	5.500%	7/1/15	(1)	5,525	5,893
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/24		5,000	3,515
					18,569
California (2.5%)
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	9/1/11	(2)	1,535	1,554
California State Dept. of
Water Resources Power Supply Rev.	5.500%	5/1/14	(2)	4,065	4,350
California State Dept. of
Water Resources Power Supply Rev.	5.500%	5/1/15	(2)	3,000	3,193
Long Beach CA USD GO	0.000%	8/1/28	(12)	3,620	1,157
Los Angeles CA USD GO	5.000%	7/1/21	(4)	1,825	1,897
Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/21	(2)	3,000	2,385
					14,536
Colorado (2.3%)
Colorado Dept. of Transp. Rev.	5.250%	12/15/13	(2)(Prere.)	3,750	4,301
Colorado Springs CO Util. System Rev.	5.375%	11/15/13		2,775	2,949
E-470 Public Highway Auth. Colorado Rev.	5.250%	9/1/18	(1)	1,500	1,370
Univ. of Colorado Enterprise System Rev.	5.000%	6/1/23	(1)	5,025	4,845
					13,465
Florida (2.7%)
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/16	(2)	5,000	5,380
Florida Hurricane Catastrophe Fund
Finance Corp. Rev.	5.000%	7/1/12		3,565	3,637
Florida Turnpike Auth. Rev.	5.250%	7/1/09	(1)	485	492
Florida Turnpike Auth. Rev.	5.250%	7/1/10	(1)	825	835
Jacksonville FL Health Fac. Auth. Hosp. Rev.
VRDO	1.100%	1/2/09	LOC	1,900	1,900
Orange County FL Educ. Fac. Auth. Rev.
(Rollins College) VRDO	1.100%	1/2/09	LOC	300	300
Seminole County FL Water & Sewer Rev.	5.000%	10/1/23		2,435	2,436
Tampa FL Health System Rev.
(Catholic Healthcare East)	5.000%	11/15/09	(1)	1,000	1,008
					15,988
Georgia (1.1%)
Atlanta GA Airport Fac. Rev.	5.750%	1/1/13	(1)	3,370	3,484
Georgia Muni. Electric Power Auth. Rev.	6.250%	1/1/12	(1)	3,000	3,297
					6,781
Hawaii (1.3%)
Hawaii GO	5.875%	10/1/10	(1)(Prere.)	1,870	2,015
Honolulu HI City & County GO	5.000%	7/1/19	(4)	2,000	2,128
Honolulu HI City & County GO	5.000%	7/1/20	(4)	3,205	3,352
					7,495

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois (1.0%)
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/12 (1)	2,380	2,157
Illinois Sales Tax Rev.	0.000%	12/15/16 (2)	5,000	3,562
				5,719
Indiana (1.2%)
Indiana Health Fac. Auth. Finance Auth. Rev.
(Clarian Health Obligation Group)	5.000%	2/15/25	3,290	2,419
Indiana Muni. Power Agency Rev.	5.250%	1/1/15 (1)	4,440	4,688
				7,107
Louisiana (1.0%)
Louisiana GO	5.500%	5/15/15 (1)	2,665	2,790
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.000%	5/15/16	3,260	3,056
				5,846
Maryland (0.6%)
Baltimore MD Consolidated Public
Improvement GO	5.000%	10/15/18 (2)	1,365	1,453
Baltimore MD Consolidated Public
Improvement GO	5.000%	10/15/19 (2)	2,185	2,296
				3,749
Massachusetts (3.3%)
Chelsea MA GO	5.500%	6/15/12 (2)	735	745
Massachusetts Bay Transp. Auth. Rev.	5.125%	3/1/09 (Prere.)	1,695	1,724
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/25 (1)	2,045	2,231
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/26 (1)	3,500	3,805
Massachusetts GO	5.500%	11/1/13 (1)	2,000	2,263
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caregroup)	5.000%	7/1/28	2,000	1,382
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	6.500%	7/1/12	1,880	1,905
Massachusetts Health & Educ. Fac. Auth. Rev.
(Northeastern Univ.)	5.000%	10/1/17 (1)	1,000	1,012
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/21	1,805	1,963
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/21 (2)	2,135	2,208
				19,238
Michigan (1.6%)
Mason MI Public School Dist.
(School Building & Site) GO	5.250%	5/1/17 (4)	1,850	2,019
Michigan Hosp. Finance Auth. Rev.
(Ascension Health) PUT	5.000%	11/1/12	4,735	4,866
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)	5.875%	10/1/10 (Prere.)	2,110	2,285
				9,170
Minnesota (0.0%)
Minnesota GO	5.000%	6/1/12	30	33

Mississippi (0.9%)
Mississippi GO	5.500%	12/1/18	2,750	3,093
Mississippi GO	5.500%	12/1/19	2,000	2,243
				5,336

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Missouri (2.2%)
Curators of the Univ. of Missouri System Fac. Rev.	5.000%	11/1/26	4,410	4,445
Missouri Health & Educ. Fac. Auth.
(Washington Univ.)	6.000%	3/1/10 (Prere.)	4,000	4,266
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
(St. Luke’s Episcopal–Presbyterian Hosp.)	5.500%	12/1/15 (4)	2,965	3,047
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/19	1,225	1,351
				13,109
Nevada (0.9%)
Clark County NV School Dist. GO	5.000%	6/15/18	5,190	5,513

New Jersey (1.7%)
New Jersey Transp. Corp. COP	5.500%	9/15/11 (2)	3,000	3,122
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11 (1)(Prere.)	625	704
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11 (1)(Prere.)	330	372
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11 (1)(Prere.)	1,440	1,623
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/20 (1)	4,000	4,184
				10,005
New York (6.6%)
Erie County NY GO	6.125%	1/15/11 (1)	610	649
Hempstead NY GO	5.625%	2/1/11 (3)	685	687
Huntington NY GO	6.700%	2/1/10 (1)	375	397
Long Island NY Power Auth. Electric System Rev.	5.500%	12/1/11 (2)	3,000	3,202
Long Island NY Power Auth. Electric System Rev.	5.500%	12/1/12 (4)(ETM)	2,000	2,256
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)	6.125%	4/1/10 (3)(Prere.)	2,110	2,243
New York City NY GO VRDO	1.500%	1/2/09	300	300
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/13	2,000	2,182
New York State Dormitory Auth. Rev.
(Vassar Brothers Hosp.)	5.100%	7/1/10 (4)	1,500	1,519
New York State Dormitory Auth. Rev.
Non State Supported Debt
(Mount Sinai School of Medicine of New	5.000%	7/1/23 (1)	4,000	3,915
New York State Dormitory Auth. Rev.
Non State Supported Debt
(Mount Sinai School of Medicine of New	5.000%	7/1/24 (1)	3,800	3,680
New York State Thruway Auth. Rev.	5.000%	1/1/21 (1)	8,490	8,663
New York State Thruway Auth. Rev.
(Service Contract)	5.500%	4/1/14	4,000	4,282
New York State Urban Dev. Corp. Rev.
(Personal Income Tax) GO	5.500%	3/15/22 (1)	2,030	2,227
Port Auth. of New York &
New Jersey Special Obligation Rev.
(Versatile Structure) VRDO	0.950%	1/2/09	2,600	2,600
				38,802
North Carolina (0.8%)
North Carolina Eastern Muni. Power Agency Rev.	5.125%	1/1/14	2,400	2,390
North Carolina Infrastructure Financial Corp.
COP Capital Improvements	5.000%	2/1/21 (4)	2,000	2,066
				4,456

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio (4.7%)
Allen County OH Hosp. Fac. Rev.
(Catholic Healthcare) VRDO	1.000%	1/2/09 LOC	3,500	3,500
Buckeye OH Tobacco Settlement
Financing Corp. Rev.	5.125%	6/1/24	1,545	1,027
Cleveland OH Public Power System Rev.	5.000%	11/15/20 (1)	5,000	5,016
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.625%	9/1/13 (1)	1,775	1,796
Ohio Common Schools GO VRDO	0.300%	1/7/09	300	300
Ohio Higher Educ. Fac. Comm. Rev.
(Kenyon College) VRDO	1.200%	1/2/09	2,000	2,000
Ohio Mental Health Capital Fac. Rev.	5.000%	8/1/11 (2)	4,190	4,329
Ohio State Conservation Projects GO	5.000%	3/1/17	3,885	4,172
Ohio Water Dev. Auth. PCR	5.000%	6/1/17	5,000	5,405
				27,545
Oregon (0.4%)
Oregon State Dept. Administrative Services	5.750%	4/1/09 (4)(Prere.)	2,400	2,455

Pennsylvania (0.9%)
Pennsylvania Turnpike Comm.
Oil Franchise Tax Rev.	5.250%	12/1/09 (2)(ETM)	420	426
Pennsylvania Turnpike Comm.
Oil Franchise Tax Rev.	5.250%	12/1/09 (2)	195	197
Pennsylvania Turnpike Comm.
Oil Franchise Tax Rev.	5.250%	12/1/11 (2)(ETM)	310	314
Pennsylvania Turnpike Comm.
Oil Franchise Tax Rev.	5.250%	12/1/11 (2)	30	30
Philadelphia PA School Dist. GO	5.000%	8/1/20 (2)	3,500	3,520
Philadelphia PA Water & Waste Water Rev.	6.250%	8/1/09 (1)	1,000	1,023
				5,510
Puerto Rico (1.0%)
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/14 (3)	2,425	2,280
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (4)(ETM)	3,000	3,523
				5,803
South Carolina (1.5%)
Piedmont SC Muni. Power Agency Rev.	0.000%	1/1/24 (1)	4,000	1,400
South Carolina Jobs Econ. Dev. Auth.
Hosp. Facs. Rev. (Palmetto Health)	5.250%	8/1/24 (4)	1,700	1,528
South Carolina Transp. Infrastructure Rev.	5.250%	10/1/13 (2)	5,700	6,129
				9,057
Tennessee (1.1%)
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/16	7,500	6,222

Texas (3.8%)
Austin TX Water & Wastewater System Rev.	5.750%	5/15/10 (1)(Prere.)	2,200	2,335
Dallas TX Civic Center Refunding &
Improvement Rev.	4.600%	8/15/09 (1)	110	111
Dallas TX Civic Center Refunding &
Improvement Rev.	4.700%	8/15/10 (1)	815	825
Harris County TX Rev.	5.000%	8/15/22	3,005	3,025
North Harris County TX Regional Water Auth. Rev.	5.125%	12/15/25	3,000	2,874

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Antonio TX Electric & Gas Rev.	5.000%	2/1/21	3,405	3,505
San Antonio TX Muni. Drain Util. System Rev.	5.250%	2/1/27 (1)	3,635	3,644
San Antonio TX Water Rev.	6.500%	5/15/10 (1)(ETM)	50	51
Southwest Texas Higher Educ. Auth. Inc. Rev.
(Southern Methodist Univ.)	5.000%	10/1/16 (2)	5,260	5,806
				22,176
Virginia (0.7%)
Virginia Commonwealth Transp. Board Transp. Rev.
(U.S. Route 58 Corridor)	5.000%	5/15/24	955	981
Virginia Public Building Auth. Rev.	5.000%	8/1/24	1,090	1,122
Virginia Public School Auth. Rev.	5.000%	8/1/20	2,000	2,142
				4,245
Washington (0.7%)
Port of Seattle WA Rev.	5.000%	3/1/20 (1)	3,000	3,027
Washington GO	6.000%	6/1/12	1,000	1,116
				4,143
Wisconsin (0.8%)
Wisconsin GO	5.750%	5/1/11 (Prere.)	1,355	1,483
Wisconsin GO	5.750%	5/1/11 (Prere.)	1,340	1,466
Wisconsin GO	5.000%	5/1/22	1,560	1,619
				4,568
Total Tax-Exempt Municipal Bonds (Cost $303,958)				298,421
Total Investments (99.3%) (Cost $559,787)				583,103
Other Assets and Liabilities (0.7%)
Other Assets				6,315
Liabilities				(2,139)
				4,176
Net Assets (100%)
Applicable to 36,265,095 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				587,279
Net Asset Value Per Share				$16.19

At December 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	602,821
Overdistributed Net Investment Income	(1,099)
Accumulated Net Realized Losses	(37,759)
Unrealized Appreciation (Depreciation)	23,316
Net Assets	587,279

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.

See accompanying Notes, which are an integral part of the Financial Statements.

A key to abbreviations and other references follows the Statement of Net Assets.

Tax-Managed Balanced Fund

Key to Abbreviations

ADR—American Depositary Receipt.
ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
REIT—Real Estate Investment Trust.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Tax-Managed Balanced Fund

Statement of Operations

Year Ended
December 31, 2008
($000)
Investment Income
Income
Dividends	5,892
Interest	15,234
Security Lending	11
Total Income	21,137
Expenses
The Vanguard Group—Note B
Investment Advisory Services	77
Management and Administrative	628
Marketing and Distribution	131
Custodian Fees	3
Auditing Fees	22
Shareholders’ Reports	11
Trustees’ Fees and Expenses	1
Total Expenses	873
Expenses Paid Indirectly	(14)
Net Expenses	859
Net Investment Income	20,278
Realized Net Gain (Loss) on Investment Securities Sold	(21,093)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(133,875)
Net Increase (Decrease) in Net Assets Resulting from Operations	(134,690)

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	20,278	20,068
Realized Net Gain (Loss)	(21,093)	11,106
Change in Unrealized Appreciation (Depreciation)	(133,875)	3,271
Net Increase (Decrease) in Net Assets Resulting from Operations	(134,690)	34,445
Distributions
Net Investment Income	(20,382)	(20,228)
Realized Capital Gain	—	—
Total Distributions	(20,382)	(20,228)
Capital Share Transactions
Issued	74,123	74,389
Issued in Lieu of Cash Distributions	17,178	16,991
Redeemed[1]	(70,789)	(45,918)
Net Increase (Decrease) from Capital Share Transactions	20,512	45,462
Total Increase (Decrease)	(134,560)	59,679
Net Assets
Beginning of Period	721,839	662,160
End of Period[2]	587,279	721,839

1 Net of redemption fees for 2008 and 2007 of $266,000 and $131,000, respectively.

2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($1,099,000) and ($995,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Financial Highlights

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$20.45	$20.02	$18.88	$18.49	$17.72
Investment Operations
Net Investment Income	.565	.588	.540	.496	.480
Net Realized and Unrealized Gain (Loss)
on Investments[1]	(4.260)	.430	1.150	.380	.770
Total from Investment Operations	(3.695)	1.018	1.690	.876	1.250
Distributions
Dividends from Net Investment Income[2]	(.565)	(.588)	(.550)	(.486)	(.480)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.565)	(.588)	(.550)	(.486)	(.480)
Net Asset Value, End of Period	$16.19	$20.45	$20.02	$18.88	$18.49

Total Return[3]	–18.32%	5.11%	9.09%	4.80%	7.16%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$587	$722	$662	$606	$561
Ratio of Total Expenses to
Average Net Assets	0.13%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.01%	2.86%	2.84%	2.64%	2.70%
Portfolio Turnover Rate	19%	10%	4%	10%	15%

1 Includes increases from redemption fees of $.01, $.00, $.00, $.01, and $.01.

2 For tax purposes, nontaxable dividends represent 72%, 73%, 74%, 76%, and 73% of dividends from net investment income.

3 Total returns do not reflect the 1% redemption fee on shares held less than five years; the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year; or the account service fee that may be applicable to certain accounts with balances below $10,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Notes to Financial Statements

Vanguard Tax-Managed Balanced Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in-capital.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2008, the fund had contributed capital of $155,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 0.06% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2008, these arrangements reduced the fund’s management and administrative expenses by $11,000 and custodian fees by $3,000. The total expense reduction represented an effective annual rate of 0.00% of the fund’s average net assets.

Tax-Managed Balanced Fund

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at December 31, 2008, the fund had $76,000 of ordinary income available for distribution. The fund had available realized losses of $36,440,000 to offset future net capital gains of $7,309,000 through December 31, 2010, $9,343,000 through December 31, 2011, $7,026,000 through December 31, 2016, and $12,762,000 through December 31, 2017.

At December 31, 2008, the cost of investment securities for tax purposes was $561,105,000. Net unrealized appreciation of investment securities for tax purposes was $21,998,000, consisting of unrealized gains of $66,165,000 on securities that had risen in value since their purchase and $44,167,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2008, the fund purchased $149,639,000 of investment securities and sold $124,630,000 of investment securities, other than U.S. government securities and temporary cash investments.

F. Capital shares issued and redeemed were:

	Year Ended December 31,
	2008	2007
	Shares	Shares
	(000)	(000)
Issued	4,011	3,636
Issued in Lieu of Cash Distributions	952	830
Redeemed	(3,987)	(2,246)
Net Increase (Decrease) in Shares Outstanding	976	2,220

G. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Tax-Managed Balanced Fund

The following table summarizes the fund’s investments as of December 31, 2008, based on the inputs used to value them:

Investments
in Securities
Valuation Inputs	($000)
Level 1—Quoted prices	284,682
Level 2—Other significant observable inputs	298,421
Level 3—Significant unobservable inputs	—
Total	583,103

Tax-Managed Growth and Income Fund

Fund Profile

As of December 31, 2008

Portfolio Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	509	500	4,593
Median Market Cap	$39.5B	$39.5B	$25.3B
Price/Earnings Ratio	11.3x	11.3x	11.8x
Price/Book Ratio	1.8x	1.8x	1.7x
Yield[3]		3.0%	2.8%
Investor Shares	2.8%
Admiral Shares	2.9%
Institutional Shares	3.0%
Return on Equity	22.1%	22.1%	20.8%
Earnings Growth Rate	17.4%	17.4%	17.2%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	8%	—	—
Expense Ratio
(12/31/2007)[4]		—	—
Investor Shares	0.15%
Admiral Shares	0.09%
Institutional Shares	0.07%
Short-Term Reserves	0.0%	—	—

Volatility Measures[5]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	1.00	0.99
Beta	1.00	0.95

Investment Focus

Sector Diversification (% of equity exposure)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	8.4%	8.4%	8.9%
Consumer Staples	12.9	12.9	11.2
Energy	13.3	13.3	12.4
Financials	13.3	13.3	15.6
Health Care	14.8	14.8	14.4
Industrials	11.1	11.1	11.2
Information Technology	15.2	15.3	15.2
Materials	3.0	2.9	3.3
Telecommunication
Services	3.8	3.8	3.4
Utilities	4.2	4.2	4.4

Ten Largest Holdings[6] (% of total net assets)

ExxonMobil Corp.	integrated oil
	and gas	5.2%
The Procter & Gamble Co.	household products	2.3
General Electric Co.	industrial
	conglomerates	2.2
AT&T Inc.	integrated
	telecommunication
	services	2.1
Johnson & Johnson	pharmaceuticals	2.1
Chevron Corp.	integrated oil
	and gas	1.9
Microsoft Corp.	systems software	1.9
Wal-Mart Stores, Inc.	hypermarkets and
	super centers	1.6
Pfizer Inc.	pharmaceuticals	1.5
JPMorgan Chase & Co.	diversified financial
	services	1.5
Top Ten		22.3%

1 S&P 500 Index.

2 Dow Jones Wilshire 5000 Index.

3 30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.

4 The expense ratios shown are from the prospectus dated July 29, 2008. For the fiscal year ended December 31, 2008, the fund’s expense ratios were 0.16% for Investor Shares, 0.10% for Admiral Shares, and 0.07% for Institutional Shares.

5 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

6 The holdings listed exclude any temporary cash investments and equity index products.

Tax-Managed Growth and Income Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1998–December 31, 2008

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended December 31, 2008			of a $10,000
	One Year	Five Years	Ten Years	Investment
Tax-Managed Growth and Income Fund
Investor Shares[1]	–37.04%	–2.25%	–1.40%	$8,689
Fee-Adjusted Returns[2]	–37.65	–2.25	–1.40	8,689
Dow Jones Wilshire 5000 Index	–37.34	–1.67	–0.63	9,388
S&P 500 Index	–37.00	–2.19	–1.38	8,700
Average Large-Cap Core Fund[3]	–37.23	–3.16	–2.38	7,859

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[4]	Investment
Tax-Managed Growth and Income Fund
Admiral Shares	–37.00%	–2.20%	–1.09%	$92,458
Fee-Adjusted Returns[2]	–37.61	–2.20	–1.09	92,458
Dow Jones Wilshire 5000 Index	–37.34	–1.67	–0.02	99,872
S&P 500 Index	–37.00	–2.19	–1.11	92,322

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Reflective of the 1% fee assessed on redemptions of shares held in the fund for less than five years, but not of the account service fee that may be applicable to certain accounts below $10,000.

3 Derived from data provided by Lipper Inc.

4 Performance for the fund’s Admiral Shares and comparative standards is calculated since the Admiral Shares’ inception: November 12, 2001.

Tax-Managed Growth and Income Fund

	Average Annual Total Returns
	Periods Ended December 31, 2008			Final Value of
			Since	a $5,000,000
	One Year	Five Years	Inception[1]	Investment
Tax-Managed Growth and Income Fund
Institutional Shares	–36.98%	–2.18%	–1.50%	$4,308,825
Fee-Adjusted Returns[2]	–37.60	–2.18	–1.50	4,308,825
Dow Jones Wilshire 5000 Index	–37.34	–1.67	–0.71	4,661,976
S&P 500 Index	–37.00	–2.19	–1.57	4,279,097

Fiscal-Year Total Returns (%): December 31, 1998–December 31, 2008

1 Performance for the fund’s Institutional Shares and comparative standards is calculated since the Institutional Shares’ inception: March 4, 1999.

2 Reflective of the 1% fee assessed on redemptions of shares held in the fund for less than five years.

Note: See Financial Highlights tables for dividend and capital gains information.

Tax-Managed Growth and Income Fund

Financial Statements

Statement of Net Assets

As of December 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (8.4%)
	McDonald’s Corp.	267,175	16,616
	Comcast Corp. Class A	685,692	11,574
	The Walt Disney Co.	443,812	10,070
	Home Depot, Inc.	406,452	9,357
	Time Warner, Inc.	860,071	8,652
	Lowe’s Cos., Inc.	351,388	7,562
	Target Corp.	180,436	6,230
	News Corp., Class A	551,244	5,011
	NIKE, Inc. Class B	94,172	4,803
*	Amazon.com, Inc.	77,021	3,950
	Yum! Brands, Inc.	110,860	3,492
	Staples, Inc.	171,040	3,065
*	DIRECTV Group, Inc.	130,900	2,999
*	Viacom Inc. Class B	145,136	2,766
*	Kohl’s Corp.	72,971	2,642
	Johnson Controls, Inc.	142,427	2,586
	Carnival Corp.	104,667	2,546
	Best Buy Co., Inc.	81,218	2,283
	TJX Cos., Inc.	99,768	2,052
	Omnicom Group Inc.	74,422	2,003
*	Apollo Group, Inc. Class A	25,485	1,953
	H & R Block, Inc.	81,098	1,843
	The McGraw-Hill Cos., Inc.	75,479	1,750
*	Starbucks Corp.	176,941	1,674
*	Coach, Inc.	78,609	1,633
*	Bed Bath & Beyond, Inc.	62,314	1,584
	The Gap, Inc.	112,010	1,500
	Fortune Brands, Inc.	35,920	1,483
	Genuine Parts Co.	38,218	1,447
	Sherwin-Williams Co.	23,534	1,406
	Mattel, Inc.	86,016	1,376
	Marriott International, Inc.
	Class A	70,376	1,369
	CBS Corp.	161,228	1,320
*	Ford Motor Co.	573,937	1,314
*	AutoZone Inc.	9,182	1,281

			Market
			Value•
		Shares	($000)
	VF Corp.	21,102	1,156
	J.C. Penney Co., Inc.
	(Holding Co.)	53,275	1,050
	Macy’s Inc.	100,779	1,043
	Harley-Davidson, Inc.	55,927	949
	Darden Restaurants Inc.	33,311	939
	Family Dollar Stores, Inc.	33,576	875
	Hasbro, Inc.	29,705	866
*	GameStop Corp. Class A	39,441	854
	International
	Game Technology	70,878	843
	Starwood Hotels &
	Resorts Worldwide, Inc.	43,908	786
	Whirlpool Corp.	17,492	723
	Tiffany & Co.	29,783	704
	Newell Rubbermaid, Inc.	66,709	652
	Limited Brands, Inc.	64,968	652
	The Stanley Works	19,066	650
*	Wynn Resorts Ltd.	14,853	628
	Polo Ralph Lauren Corp.	13,435	610
	Black & Decker Corp.	14,386	601
	Leggett & Platt, Inc.	37,281	566
	Washington Post Co.
	Class B	1,448	565
	Pulte Homes, Inc.	50,924	557
	Snap-On Inc.	13,767	542
*	Sears Holdings Corp.	13,388	520
	Nordstrom, Inc.	38,536	513
	Abercrombie & Fitch Co.	20,808	480
	Scripps Networks
	Interactive	21,761	479
	D. R. Horton, Inc.	66,715	472
	General Motors Corp.	145,916	467
*	Interpublic Group
	of Cos., Inc.	113,889	451
	Gannett Co., Inc.	54,625	437
	Eastman Kodak Co.	64,716	426
*	Expedia, Inc.	49,826	411
	RadioShack Corp.	30,356	362

Tax-Managed Growth and Income Fund

			Market
			Value•
		Shares	($000)
*	The Goodyear Tire &
	Rubber Co.	58,443	349
	Centex Corp.	30,206	321
	Lennar Corp. Class A	34,569	300
*	Big Lots Inc.	20,052	291
	Wyndham Worldwide Corp.	43,196	283
*	AutoNation, Inc.	25,449	251
	KB Home	17,922	244
	Harman International
	Industries, Inc.	13,881	232
	New York Times Co.
	Class A	27,902	205
*	Office Depot, Inc.	67,897	202
	Meredith Corp.	8,925	153
	Jones Apparel Group, Inc.	19,440	114
	Comcast Corp. Special
	Class A	4,732	76
*	Viacom Inc. Class A	1,900	38
	CBS Corp. Class A	1,900	16
	News Corp., Class B	200	2
			158,098
Consumer Staples (12.8%)
	The Procter & Gamble Co.	715,828	44,252
	Wal-Mart Stores, Inc.	536,039	30,050
	The Coca-Cola Co.	477,017	21,595
	Philip Morris
	International Inc.	484,975	21,101
	PepsiCo, Inc.	372,334	20,393
	CVS Caremark Corp.	344,339	9,896
	Kraft Foods Inc.	352,193	9,456
	Colgate-Palmolive Co.	120,948	8,290
	Altria Group, Inc.	493,975	7,439
	Walgreen Co.	237,294	5,854
	Costco Wholesale Corp.	103,502	5,434
	Kimberly-Clark Corp.	99,202	5,232
	General Mills, Inc.	80,055	4,863
	Archer-Daniels-Midland Co.	153,714	4,432
	The Kroger Co.	156,347	4,129
	Sysco Corp.	143,555	3,293
	H.J. Heinz Co.	75,323	2,832
	Kellogg Co.	60,373	2,647
	UST, Inc.	35,481	2,462
	Avon Products, Inc.	102,421	2,461
	Safeway, Inc.	102,675	2,441
	Lorillard, Inc.	40,406	2,277
	The Clorox Co.	33,258	1,848
	ConAgra Foods, Inc.	107,357	1,771
	Molson Coors Brewing Co.
	Class B	35,650	1,744
	Sara Lee Corp.	170,158	1,666
	Reynolds American Inc.	40,400	1,629
	Campbell Soup Co.	49,322	1,480
	The Hershey Co.	39,835	1,384
	J.M. Smucker Co.	28,258	1,225

			Market
			Value•
		Shares	($000)
	Brown-Forman Corp.
	Class B	23,530	1,212
	McCormick & Co., Inc.	31,143	992
*	Dr. Pepper
	Snapple Group, Inc.	60,814	988
	Coca-Cola Enterprises, Inc.	75,760	911
	The Estee Lauder Cos. Inc.
	Class A	27,937	865
	SUPERVALUE Inc.	50,846	742
*	Constellation Brands, Inc.
	Class A	46,895	740
	The Pepsi Bottling
	Group, Inc.	32,686	736
*	Dean Foods Co.	37,000	665
	Tyson Foods, Inc.	72,451	635
	Whole Foods Market, Inc.	33,756	319
			242,381
Energy (13.3%)
	ExxonMobil Corp.	1,219,611	97,362
	Chevron Corp.	487,068	36,028
	ConocoPhillips Co.	357,427	18,515
	Schlumberger Ltd.	286,782	12,139
	Occidental Petroleum Corp.	194,180	11,649
	Devon Energy Corp.	105,906	6,959
	Apache Corp.	80,170	5,975
	XTO Energy, Inc.	138,238	4,876
	Marathon Oil Corp.	169,078	4,626
	Anadarko Petroleum Corp.	109,986	4,240
	EOG Resources, Inc.	59,761	3,979
	Halliburton Co.	214,228	3,895
	Hess Corp.	67,951	3,645
	Valero Energy Corp.	123,660	2,676
*	National Oilwell Varco Inc.	99,893	2,441
*	Southwestern Energy Co.	82,200	2,381
	Baker Hughes Inc.	73,610	2,361
	Spectra Energy Corp.	146,436	2,305
	Chesapeake Energy Corp.	129,491	2,094
	Noble Energy, Inc.	41,355	2,035
	Murphy Oil Corp.	45,631	2,024
	Williams Cos., Inc.	138,835	2,010
*	Weatherford
	International Ltd.	162,972	1,763
	Peabody Energy Corp.	63,980	1,456
	Noble Corp.	63,348	1,397
	El Paso Corp.	168,020	1,316
	Range Resources Corp.	37,336	1,284
	CONSOL Energy, Inc.	43,619	1,247
	Sunoco, Inc.	27,988	1,216
	Smith International, Inc.	52,486	1,201
*	Cameron International Corp.	52,900	1,084
	ENSCO International, Inc.	34,200	971
*	Nabors Industries, Inc.	68,402	819
	BJ Services Co.	69,760	814
	Cabot Oil & Gas Corp.	24,689	642

Tax-Managed Growth and Income Fund

		Market
		Value•
	Shares	($000)
Pioneer Natural
Resources Co.	28,170	456
Tesoro Corp.	33,334	439
Rowan Cos., Inc.	27,086	431
Massey Energy Co.	20,484	282
		251,033
Financials (13.3%)
JPMorgan Chase & Co.	894,830	28,214
Wells Fargo & Co.	908,586	26,785
Bank of America Corp.	1,201,596	16,918
U.S. Bancorp	420,676	10,521
The Goldman Sachs
Group, Inc.	105,956	8,942
Citigroup Inc.	1,306,534	8,767
Bank of New York
Mellon Corp.	275,147	7,795
MetLife, Inc.	190,218	6,631
The Travelers Cos., Inc.	140,146	6,335
American Express Co.	278,094	5,159
AFLAC Inc.	111,649	5,118
Merrill Lynch & Co., Inc.	385,587	4,488
The Chubb Corp.	85,217	4,346
The Allstate Corp.	128,482	4,209
Morgan Stanley	254,614	4,084
PNC Financial
Services Group	83,143	4,074
State Street Corp.	103,560	4,073
BB&T Corp.	132,448	3,637
Charles Schwab Corp.	224,314	3,627
CME Group, Inc.	16,051	3,340
Prudential Financial, Inc.	101,641	3,076
Capital One Financial Corp.	93,886	2,994
Marsh &
McLennan Cos., Inc.	123,250	2,991
Aon Corp.	64,599	2,951
Simon Property Group, Inc.
REIT	54,077	2,873
Wachovia Corp.	518,097	2,870
Northern Trust Corp.	53,448	2,787
SunTrust Banks, Inc.	85,099	2,514
Loews Corp.	86,683	2,449
Progressive Corp. of Ohio	161,993	2,399
Public Storage, Inc. REIT	30,053	2,389
Franklin Resources Corp.	36,326	2,317
T . Rowe Price Group Inc.	61,880	2,193
Hudson City Bancorp, Inc.	125,200	1,998
Vornado Realty Trust REIT	32,922	1,987
Equity Residential REIT	65,155	1,943
NYSE Euronext	63,597	1,741
HCP , Inc. REIT	60,546	1,681
Boston Properties, Inc.
REIT	29,003	1,595
People’s United
Financial Inc.	83,512	1,489

			Market
			Value•
		Shares	($000)
	Unum Group	79,520	1,479
*	IntercontinentalExchange Inc.	17,234	1,421
	The Principal Financial
	Group, Inc.	62,318	1,407
	Plum Creek Timber Co. Inc.
	REIT	40,035	1,391
	Invesco, Ltd.	92,386	1,334
	Regions Financial Corp.	165,913	1,321
	Ameriprise Financial, Inc.	52,142	1,218
	The Hartford Financial
	Services Group Inc.	72,624	1,192
	Lincoln National Corp.	61,625	1,161
	Fifth Third Bancorp	139,039	1,148
	Cincinnati Financial Corp.	38,995	1,134
	Avalonbay
	Communities, Inc. REIT	18,415	1,116
	Discover Financial Services	115,288	1,099
	M & T Bank Corp.	18,620	1,069
	American International
	Group, Inc.	648,654	1,018
	KeyCorp	118,722	1,012
	Kimco Realty Corp. REIT	55,223	1,009
*	SLM Corp.	112,204	999
	Host Hotels & Resorts Inc.
	REIT	125,948	953
	Moody’s Corp.	46,660	937
	Torchmark Corp.	20,346	909
	National City Corp.	495,274	896
	ProLogis REIT	63,918	888
	Marshall & Ilsley Corp.	62,508	853
	Assurant, Inc.	28,309	849
*	Leucadia National Corp.	42,594	843
*	Nasdaq Stock Market Inc.	32,535	804
	Legg Mason Inc.	33,967	744
	Comerica, Inc.	36,013	715
	Zions Bancorp	27,833	682
	Huntington Bancshares Inc.	87,628	671
	First Horizon National Corp.	49,281	521
	CIT Group Inc.	87,382	397
*	Sovereign Bancorp, Inc.	131,458	392
	Federated Investors, Inc.	21,495	365
	Janus Capital Group Inc.	37,489	301
	XL Capital Ltd. Class A	81,120	300
	Genworth Financial Inc.	105,126	298
	Apartment Investment &
	Management Co.
	Class A REIT	24,719	285
*	CB Richard Ellis Group, Inc.	54,621	236
	MBIA, Inc.	45,285	184
	American Capital Ltd.	48,692	158
*	E*TRADE Financial Corp.	135,249	156
	Developers Diversified
	Realty Corp. REIT	29,066	142
			250,307

Tax-Managed Growth and Income Fund

			Market
			Value•
		Shares	($000)
Health Care (14.8%)
	Johnson & Johnson	665,187	39,798
	Pfizer Inc.	1,616,667	28,631
	Abbott Laboratories	371,957	19,851
	Merck & Co., Inc.	506,827	15,408
*	Amgen Inc.	253,993	14,668
	Wyeth	319,217	11,974
*	Gilead Sciences, Inc.	220,560	11,279
	Bristol-Myers Squibb Co.	474,599	11,034
	Eli Lilly & Co.	239,847	9,659
	Medtronic, Inc.	268,074	8,423
	Baxter International, Inc.	148,608	7,964
	UnitedHealth Group Inc.	289,521	7,701
	Schering-Plough Corp.	389,679	6,636
*	Celgene Corp.	109,779	6,069
*	WellPoint Inc.	121,988	5,139
*	Medco Health
	Solutions, Inc.	119,402	5,004
	Covidien Ltd.	120,691	4,374
*	Genzyme Corp.	64,820	4,302
	Becton, Dickinson & Co.	58,252	3,984
*	Thermo Fisher
	Scientific, Inc.	100,694	3,431
*	Biogen Idec Inc.	69,908	3,330
*	Express Scripts Inc.	59,288	3,260
	Aetna Inc.	110,548	3,151
	Allergan, Inc.	73,698	2,971
	Cardinal Health, Inc.	86,159	2,970
*	Boston Scientific Corp.	359,934	2,786
*	St. Jude Medical, Inc.	82,405	2,716
	McKesson Corp.	66,105	2,560
	Stryker Corp.	57,998	2,317
*	Zimmer Holdings, Inc.	53,728	2,172
	C.R. Bard, Inc.	23,714	1,998
	Quest Diagnostics, Inc.	37,954	1,970
*	Forest Laboratories, Inc.	72,217	1,839
*	Laboratory Corp. of
	America Holdings	25,900	1,668
*	Humana Inc.	40,359	1,505
	AmerisourceBergen Corp.	37,372	1,333
*	Cephalon, Inc.	16,372	1,261
*	DaVita, Inc.	24,991	1,239
*	Intuitive Surgical, Inc.	9,359	1,188
	CIGNA Corp.	65,910	1,111
*	Varian Medical
	Systems, Inc.	29,949	1,049
*	Hospira, Inc.	38,294	1,027
	DENTSPLY International Inc.	35,953	1,015
*	Life Technologies Corp.	41,279	962
*	Waters Corp.	23,758	871
*	Mylan Inc.	72,819	720
*	Millipore Corp.	13,274	684
*	Watson
	Pharmaceuticals, Inc.	24,977	664

			Market
			Value•
		Shares	($000)
	IMS Health, Inc.	43,604	661
*	King Pharmaceuticals, Inc.	58,932	626
*	Coventry Health Care Inc.	35,880	534
*	Patterson Companies, Inc.	22,140	415
	PerkinElmer, Inc.	28,537	397
	Teva Pharmaceutical
	Industries Ltd.
	Sponsored ADR	2,881	123
*	Tenet Healthcare Corp.	96,817	111
			278,533
Industrials (11.1%)
	General Electric Co.	2,518,273	40,796
	United Parcel Service, Inc.	238,557	13,159
	United Technologies Corp.	227,925	12,217
	3M Co.	166,063	9,555
	The Boeing Co.	175,623	7,494
	Emerson Electric Co.	183,860	6,731
	Lockheed Martin Corp.	79,814	6,711
	Caterpillar, Inc.	144,583	6,459
	Union Pacific Corp.	121,420	5,804
	Honeywell International Inc.	174,114	5,716
	General Dynamics Corp.	93,392	5,378
	Burlington Northern
	Santa Fe Corp.	67,264	5,093
	Raytheon Co.	96,955	4,949
	FedEx Corp.	74,597	4,785
	Norfolk Southern Corp.	88,724	4,174
	Deere & Co.	102,300	3,920
	Waste Management, Inc.	117,530	3,895
	Northrop Grumman Corp.	78,354	3,529
	Danaher Corp.	61,226	3,466
	Illinois Tool Works, Inc.	94,339	3,307
	CSX Corp.	94,546	3,070
	PACCAR, Inc.	86,899	2,485
	Tyco International, Ltd.	113,391	2,449
	C.H. Robinson
	Worldwide Inc.	40,522	2,230
	L-3 Communications
	Holdings, Inc.	28,677	2,116
	ITT Industries, Inc.	43,502	2,001
	Precision Castparts Corp.	33,483	1,992
	Eaton Corp.	39,501	1,964
	Fluor Corp.	43,508	1,952
	Republic Services, Inc.
	Class A	77,036	1,910
	Expeditors International of
	Washington, Inc.	50,800	1,690
	Parker Hannifin Corp.	38,620	1,643
	Southwest Airlines Co.	177,886	1,533
	Rockwell Collins, Inc.	37,892	1,481
	Dover Corp.	44,406	1,462
*	Jacobs Engineering
	Group Inc.	29,485	1,418
	Ingersoll-Rand Co.	76,267	1,323

Tax-Managed Growth and Income Fund

			Market
			Value•
		Shares	($000)
	Cummins Inc.	48,284	1,291
	Pitney Bowes, Inc.	49,401	1,259
	W.W. Grainger, Inc.	15,583	1,229
	Cooper Industries, Inc.
	Class A	41,466	1,212
	Rockwell Automation, Inc.	34,133	1,100
	Goodrich Corp.	29,548	1,094
	Fastenal Co.	30,941	1,078
*	Stericycle, Inc.	20,474	1,066
	The Dun & Bradstreet Corp.	12,939	999
	Masco Corp.	86,119	959
	Avery Dennison Corp.	25,487	834
	Pall Corp.	28,395	807
	Equifax, Inc.	30,287	803
	Textron, Inc.	57,908	803
	Robert Half
	International, Inc.	37,401	779
	Cintas Corp.	31,702	736
	Flowserve Corp.	13,668	704
	R.R. Donnelley & Sons Co.	49,008	666
	Ryder System, Inc.	13,404	520
*	Monster Worldwide Inc.	29,382	355
	The Manitowoc Co., Inc.	31,000	268
*	Raytheon Co.
	Warrants Exp. 6/16/11	2,287	36
			208,455
Information Technology (15.3%)
	Microsoft Corp.	1,834,266	35,658
	International Business
	Machines Corp.	322,084	27,107
*	Cisco Systems, Inc.	1,403,792	22,882
	Hewlett-Packard Co.	587,165	21,308
	Intel Corp.	1,333,555	19,550
*	Apple Inc.	213,089	18,187
*	Google Inc.	57,353	17,645
*	Oracle Corp.	939,185	16,652
	QUALCOMM Inc.	396,912	14,221
*	EMC Corp.	489,301	5,123
	Texas Instruments, Inc.	310,752	4,823
	Automatic Data
	Processing, Inc.	121,703	4,788
*	Dell Inc.	414,912	4,249
*	Yahoo! Inc.	332,700	4,059
*	eBay Inc.	257,100	3,589
	Corning, Inc.	372,583	3,551
	Applied Materials, Inc.	321,655	3,258
*	Adobe Systems, Inc.	127,290	2,710
*	Symantec Corp.	200,355	2,709
	MasterCard, Inc. Class A	17,363	2,482
	Western Union Co.	171,522	2,460
	Motorola, Inc.	543,309	2,407
*	Juniper Networks, Inc.	126,489	2,215
	Paychex, Inc.	76,875	2,020
*	Intuit, Inc.	76,944	1,830

			Market
			Value•
		Shares	($000)
*	Broadcom Corp.	106,745	1,811
	Tyco Electronics Ltd.	110,091	1,785
	CA, Inc.	94,435	1,750
	Xerox Corp.	208,135	1,659
*	Fiserv, Inc.	38,391	1,396
	Analog Devices, Inc.	70,117	1,334
*	Agilent Technologies, Inc.	83,947	1,312
*	Computer Sciences Corp.	36,214	1,273
*	Cognizant Technology
	Solutions Corp.	69,810	1,261
*	Electronic Arts Inc.	77,055	1,236
	Harris Corp.	32,300	1,229
*	BMC Software, Inc.	45,185	1,216
*	McAfee Inc.	34,716	1,200
	Altera Corp.	71,591	1,196
	Linear Technology Corp.	53,297	1,179
	Xilinx, Inc.	65,886	1,174
*	NetApp, Inc.	79,418	1,109
*	Affiliated Computer
	Services, Inc. Class A	23,500	1,080
*	Autodesk, Inc.	54,433	1,070
*	NVIDIA Corp.	128,581	1,038
*	Citrix Systems, Inc.	43,400	1,023
	Amphenol Corp.	42,303	1,014
*	VeriSign, Inc.	46,631	890
	KLA-Tencor Corp.	40,659	886
	Microchip Technology, Inc.	43,639	852
*	FLIR Systems, Inc.	26,941	826
*	salesforce.com, inc.	25,333	811
*	MEMC Electronic
	Materials, Inc.	54,304	775
	Fidelity National
	Information Services, Inc.	45,401	739
*	Sun Microsystems, Inc.	176,907	676
	Total System Services, Inc.	47,244	661
*	Teradata Corp.	42,579	631
*	Akamai Technologies, Inc.	40,973	618
*	SanDisk Corp.	54,485	523
*	Lexmark International, Inc.	18,908	509
*	LSI Corp.	154,552	508
	Molex, Inc.	34,022	493
*	Micron Technology, Inc.	183,009	483
	National
	Semiconductor Corp.	47,216	475
*	QLogic Corp.	30,880	415
*	Compuware Corp.	59,876	404
*	Tellabs, Inc.	95,915	395
	Jabil Circuit, Inc.	51,120	345
*	Novell, Inc.	83,381	324
*	Advanced Micro
	Devices, Inc.	147,745	319
*	Novellus Systems, Inc.	23,248	287
*	Convergys Corp.	30,200	194
*	JDS Uniphase Corp.	51,391	188

Tax-Managed Growth and Income Fund

			Market
			Value•
		Shares	($000)
*	Teradyne, Inc.	40,200	170
*	Ciena Corp.	21,665	145
			288,370
Materials (3.0%)
	Monsanto Co.	131,311	9,238
	E.I. du Pont de
	Nemours & Co.	216,331	5,473
	Newmont Mining Corp.
	(Holding Co.)	108,848	4,430
	Praxair, Inc.	73,884	4,386
	Nucor Corp.	75,240	3,476
	Dow Chemical Co.	221,409	3,341
	Air Products &
	Chemicals, Inc.	50,362	2,532
	Freeport-McMoRan
	Copper & Gold, Inc.
	Class B	90,515	2,212
	Alcoa Inc.	191,596	2,157
	Rohm & Haas Co.	29,957	1,851
	Vulcan Materials Co.	26,360	1,834
	PPG Industries, Inc.	39,404	1,672
	Weyerhaeuser Co.	50,528	1,547
	Ecolab, Inc.	40,260	1,415
	Sigma-Aldrich Corp.	30,220	1,276
	International Paper Co.	102,363	1,208
	United States Steel Corp.	27,760	1,033
*	Owens-Illinois, Inc.	34,938	955
	Ball Corp.	22,787	948
*	Pactiv Corp.	31,377	781
	CF Industries Holdings, Inc.	13,489	663
	Allegheny Technologies Inc.	23,100	590
	Bemis Co., Inc.	24,050	569
	Sealed Air Corp.	38,092	569
	International Flavors &
	Fragrances, Inc.	19,034	566
	Eastman Chemical Co.	17,462	554
	MeadWestvaco Corp.	41,199	461
	AK Steel Holding Corp.	27,100	252
	Titanium Metals Corp.	21,000	185
			56,174
Telecommunication Services (3.8%)
	AT&T Inc.	1,412,924	40,268
	Verizon
	Communications Inc.	681,041	23,087
*	American Tower Corp.
	Class A	95,073	2,788
	Qwest Communications
	International Inc.	350,299	1,275
*	Sprint Nextel Corp.	685,608	1,255
	Embarq Corp.	34,185	1,229
	Windstream Corp.	105,338	969

		Market
		Value•
	Shares	($000)
Frontier
Communications Corp.	75,359	659
CenturyTel, Inc.	23,953	655
		72,185
Utilities (4.2%)
Exelon Corp.	157,683	8,769
Southern Co.	185,708	6,871
Dominion Resources, Inc.	139,328	4,994
FPL Group, Inc.	97,995	4,932
Duke Energy Corp.	303,350	4,553
Entergy Corp.	45,345	3,770
FirstEnergy Corp.	73,010	3,547
Public Service Enterprise
Group, Inc.	121,290	3,538
PG&E Corp.	86,498	3,348
American Electric
Power Co., Inc.	96,698	3,218
PPL Corp.	89,889	2,759
Consolidated Edison Inc.	65,582	2,553
Edison International	78,279	2,514
Progress Energy, Inc.	62,990	2,510
Sempra Energy	58,302	2,485
Xcel Energy, Inc.	107,474	1,994
Ameren Corp.	50,861	1,692
DTE Energy Co.	39,079	1,394
Allegheny Energy, Inc.	40,600	1,375
Questar Corp.	41,468	1,356
* AES Corp.	160,935	1,326
Wisconsin Energy Corp.	28,006	1,176
Constellation Energy
Group, Inc.	42,876	1,076
Equitable Resources, Inc.	31,384	1,053
CenterPoint Energy Inc.	82,988	1,047
SCANA Corp.	26,170	932
Pepco Holdings, Inc.	51,655	917
Integrys Energy Group, Inc.	18,253	785
Pinnacle West Capital Corp.	24,140	776
NiSource, Inc.	65,943	723
TECO Energy, Inc.	50,810	627
CMS Energy Corp.	54,281	548
Nicor Inc.	10,780	374
* Dynegy, Inc.	123,102	246
		79,778
Total Common Stocks
(Cost $1,798,263)		1,885,314
Other Assets and Liabilities (0.0%)
Other Assets		22,984
Liabilities		(22,696)
		288
Net Assets (100%)		1,885,602

Tax-Managed Growth and Income Fund

At December 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	2,338,185
Overdistributed Net Investment Income	(4,497)
Accumulated Net Realized Losses	(535,137)
Unrealized Appreciation (Depreciation)	87,051
Net Assets	1,885,602

Investor Shares—Net Assets
Applicable to 21,378,655 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	420,164
Net Asset Value Per Share—
Investor Shares	$19.65

Admiral Shares—Net Assets
Applicable to 29,770,919 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,202,530
Net Asset Value Per Share—
Admiral Shares	$40.39

Institutional Shares—Net Assets
Applicable to 13,376,198 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	262,908
Net Asset Value Per Share—
Institutional Shares	$19.65

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.

ADR—American Depositary Receipt.

REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Statement of Operations

Year Ended
December 31, 2008
($000)
Investment Income
Income
Dividends	62,990
Interest[1]	27
Security Lending	9
Total Income	63,026
Expenses
The Vanguard Group—Note B
Investment Advisory Services	129
Management and Administrative—Investor Shares	729
Management and Administrative—Admiral Shares	1,129
Management and Administrative—Institutional Shares	181
Marketing and Distribution—Investor Shares	143
Marketing and Distribution—Admiral Shares	466
Marketing and Distribution—Institutional Shares	59
Custodian Fees	53
Auditing Fees	23
Shareholders’ Reports—Investor Shares	29
Shareholders’ Reports—Admiral Shares	4
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	4
Total Expenses	2,949
Net Investment Income	60,077
Realized Net Gain (Loss) on Investment Securities Sold	(128,307)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(1,150,385)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,218,615)

1 Interest income from an affiliated company of the fund was $27,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	60,077	60,810
Realized Net Gain (Loss)	(128,307)	35,978
Change in Unrealized Appreciation (Depreciation)	(1,150,385)	74,149
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,218,615)	170,937
Distributions
Net Investment Income
Investor Shares	(13,020)	(13,730)
Admiral Shares	(39,092)	(38,541)
Institutional Shares	(8,873)	(8,409)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(60,985)	(60,680)
Capital Share Transactions
Investor Shares	(42,518)	(72,742)
Admiral Shares	(91,349)	110,589
Institutional Shares	(22,548)	66,688
Net Increase (Decrease) from Capital Share Transactions	(156,415)	104,535
Total Increase (Decrease)	(1,436,015)	214,792
Net Assets
Beginning of Period	3,321,617	3,106,825
End of Period[1]	1,885,602	3,321,617

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($4,497,000) and ($3,589,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$31.96	$30.87	$27.15	$26.36	$24.23
Investment Operations
Net Investment Income	.572	.578	.504	.467	.470
Net Realized and Unrealized Gain (Loss)
on Investments	(12.295)	1.089	3.727	.801	2.130
Total from Investment Operations	(11.723)	1.667	4.231	1.268	2.600
Distributions
Dividends from Net Investment Income	(.587)	(.577)	(.511)	(.478)	(.470)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.587)	(.577)	(.511)	(.478)	(.470)
Net Asset Value, End of Period	$19.65	$31.96	$30.87	$27.15	$26.36

Total Return[1]	–37.04%	5.39%	15.73%	4.87%	10.83%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$420	$740	$784	$806	$1,395
Ratio of Total Expenses to
Average Net Assets	0.16%	0.15%	0.15%	0.14%	0.14%
Ratio of Net Investment Income to
Average Net Assets	2.13%	1.80%	1.77%	1.78%	1.89%
Portfolio Turnover Rate	8%	5%	6%	10%	8%

1 Total returns do not reflect the 1% redemption fee on shares held less than five years; the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year; or the account service fee that may be applicable to certain accounts with balances below $10,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$65.69	$63.44	$55.80	$54.17	$49.80
Investment Operations
Net Investment Income	1.212	1.230	1.069	.989	.990
Net Realized and Unrealized Gain (Loss)
on Investments	(25.276)	2.245	7.648	1.645	4.370
Total from Investment Operations	(24.064)	3.475	8.717	2.634	5.360
Distributions
Dividends from Net Investment Income	(1.236)	(1.225)	(1.077)	(1.004)	(.990)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.236)	(1.225)	(1.077)	(1.004)	(.990)
Net Asset Value, End of Period	$40.39	$65.69	$63.44	$55.80	$54.17

Total Return[1]	–37.00%	5.47%	15.77%	4.93%	10.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,203	$2,113	$1,935	$1,575	$954
Ratio of Total Expenses to
Average Net Assets	0.10%	0.09%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.19%	1.86%	1.82%	1.82%	1.96%
Portfolio Turnover Rate	8%	5%	6%	10%	8%

1 Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$31.96	$30.87	$27.15	$26.36	$24.24
Investment Operations
Net Investment Income	.598	.604	.527	.485	.479
Net Realized and Unrealized Gain (Loss)
on Investments	(12.299)	1.089	3.727	.801	2.130
Total from Investment Operations	(11.701)	1.693	4.254	1.286	2.609
Distributions
Dividends from Net Investment Income	(.609)	(.603)	(.534)	(.496)	(.489)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.609)	(.603)	(.534)	(.496)	(.489)
Net Asset Value, End of Period	$19.65	$31.96	$30.87	$27.15	$26.36

Total Return[1]	–36.98%	5.47%	15.82%	4.94%	10.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$263	$469	$389	$303	$266
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	2.22%	1.88%	1.85%	1.85%	1.97%
Portfolio Turnover Rate	8%	5%	6%	10%	8%

1 Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Notes to Financial Statements

Vanguard Tax-Managed Growth and Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Tax-Managed Growth and Income Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2008, the fund had contributed capital of $524,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 0.21% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at December 31, 2008, the fund had $461,000 of ordinary income available for distribution. The fund had available realized losses of $529,451,000 to offset future net capital gains of $78,029,000 through December 31, 2009, $201,652,000 through December 31, 2010, $92,868,000 through December 31, 2011, $31,345,000 through December 31, 2013, $1,431,000 through December 31, 2014, $67,505,000 through December 31, 2016, and $56,621,000 through December 31, 2017.

At December 31, 2008, the cost of investment securities for tax purposes was $1,803,949,000. Net unrealized appreciation of investment securities for tax purposes was $81,365,000, consisting of unrealized gains of $521,131,000 on securities that had risen in value since their purchase and $439,766,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the year ended December 31, 2008, the fund purchased $221,980,000 of investment securities and sold $378,247,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2008		2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	70,052	2,859	73,362	2,292
Issued in Lieu of Cash Distributions	11,463	465	12,000	371
Redeemed[1]	(124,033)	(5,082)	(158,104)	(4,910)
Net Increase (Decrease)—Investor Shares	(42,518)	(1,758)	(72,742)	(2,247)
Admiral Shares
Issued	171,689	3,394	212,892	3,220
Issued in Lieu of Cash Distributions	30,918	607	30,628	461
Redeemed[1]	(293,956)	(6,401)	(132,931)	(2,008)
Net Increase (Decrease)—Admiral Shares	(91,349)	(2,400)	110,589	1,673

1 Net of redemption fees for 2008 and 2007 of $1,146,000 and $286,000, respectively (fund totals).

Tax-Managed Growth and Income Fund

			Year Ended December 31,
		2008		2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	48,307	1,970	68,637	2,135
Issued in Lieu of Cash Distributions	5,473	222	5,852	181
Redeemed[1]	(76,328)	(3,483)	(7,801)	(238)
Net Increase (Decrease)—Institutional Shares	(22,548)	(1,291)	66,688	2,078

1	Net of redemption fees for 2008 and 2007 of $1,146,000 and $286,000, respectively (fund totals).

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At December 31, 2008, 100% of the fund’s investments were valued based on Level 1 inputs.

Tax-Managed Capital Appreciation Fund

Fund Profile

As of December 31, 2008

Portfolio Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	626	989	4,593
Median Market Cap	$27.7B	$32.7B	$25.3B
Price/Earnings Ratio	11.3x	11.3x	11.8x
Price/Book Ratio	1.8x	1.7x	1.7x
Yield[3]		2.9%	2.8%
Investor Shares	2.3%
Admiral Shares	2.3%
Institutional Shares	2.4%
Return on Equity	21.7%	21.6%	20.8%
Earnings Growth Rate	18.9%	17.6%	17.2%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	8%	—	—
Expense Ratio
(12/31/2007)[4]		—	—
Investor Shares	0.15%
Admiral Shares	0.09%
Institutional Shares	0.07%
Short-Term Reserves	0.0%	—	—

Volatility Measures[5]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	1.00	1.00
Beta	1.02	1.00

Investment Focus

Sector Diversification (% of equity exposure)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	9.0%	8.9%	8.9%
Consumer Staples	12.0	12.0	11.2
Energy	12.8	12.8	12.4
Financials	13.5	13.8	15.6
Health Care	14.7	14.5	14.4
Industrials	11.3	11.2	11.2
Information Technology	15.6	15.5	15.2
Materials	3.3	3.3	3.3
Telecommunication
Services	3.6	3.6	3.4
Utilities	4.2	4.4	4.4

Ten Largest Holdings[6] (% of total net assets)

ExxonMobil Corp.	integrated oil
	and gas	4.8%
The Procter & Gamble Co.	household products	2.1
AT&T Inc.	integrated
	telecommunication
	services	1.8
Johnson & Johnson	pharmaceuticals	1.8
General Electric Co.	industrial
	conglomerates	1.8
Microsoft Corp.	systems software	1.7
Chevron Corp.	integrated oil
	and gas	1.7
Wal-Mart Stores, Inc.	hypermarkets and
	super centers	1.4
JPMorgan Chase & Co.	diversified financial
	services	1.3
International Business
Machines Corp.	computer hardware	1.2
Top Ten		19.6%

1 Russell 1000 Index.

2 Dow Jones Wilshire 5000 Index.

3 30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.

4 The expense ratios shown are from the prospectus dated July 29, 2008. For the fiscal year ended December 31, 2008, the fund’s expense ratios were 0.16% for Investor Shares, 0.10% for Admiral Shares, and 0.07% for Institutional Shares.

5 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

6 The holdings listed exclude any temporary cash investments and equity index products.

Tax-Managed Capital Appreciation Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1998–December 31, 2008

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended December 31, 2008			of a $10,000
	One Year	Five Years	Ten Years	Investment
Tax-Managed Capital Appreciation Fund
Investor Shares[1]	–37.63%	–1.89%	–0.71%	$9,311
Fee-Adjusted Returns[2]	–38.23	–1.89	–0.71	9,311
Dow Jones Wilshire 5000 Index	–37.34	–1.67	–0.63	9,388
Russell 1000 Index	–37.60	–2.04	–1.09	8,963
Average Multi-Cap Core Fund[3]	–38.79	–2.66	–0.61	9,403

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[4]	Investment
Tax-Managed Capital Appreciation Fund
Admiral Shares	–37.58%	–1.84%	–0.58%	$95,942
Fee-Adjusted Returns[2]	–38.19	–1.84	–0.58	95,942
Dow Jones Wilshire 5000 Index	–37.34	–1.67	–0.02	99,872
Russell 1000 Index	–37.60	–2.04	–0.74	94,841

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Reflective of the 1% fee assessed on redemptions of shares held in the fund for less than five years, but not of the account service fee that may be applicable to certain accounts below $10,000.

3 Derived from data provided by Lipper Inc.

4 Performance for the fund’s Admiral Shares and comparative standards is calculated since the Admiral Shares’ inception: November 12, 2001.

Tax-Managed Capital Appreciation Fund

	Average Annual Total Returns
	Periods Ended December 31, 2008			Final Value of
			Since	a $5,000,000
	One Year	Five Years	Inception[1]	Investment
Tax-Managed Capital Appreciation Fund
Institutional Shares	–37.57%	–1.82%	–0.88%	$4,581,280
Fee-Adjusted Returns[2]	–38.18	–1.82	–0.88	4,581,280
Dow Jones Wilshire 5000 Index	–37.34	–1.67	–0.76	4,640,108
Russell 1000 Index	–37.60	–2.04	–1.26	4,412,627

Fiscal-Year Total Returns (%): December 31, 1998–December 31, 2008

1 Performance for the fund’s Institutional Shares and comparative standards is calculated since the Institutional Shares’ inception: February 24, 1999.

2 Reflective of the 1% fee assessed on redemptions of shares held for less than five years.

Note: See Financial Highlights tables for dividend and capital gains information.

Tax-Managed Capital Appreciation Fund

Financial Statements

Statement of Net Assets

As of December 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (9.0%)
	McDonald’s Corp.	358,560	22,299
	The Walt Disney Co.	654,136	14,842
	Comcast Corp. Class A	769,193	12,984
	Time Warner, Inc.	1,129,947	11,367
	Home Depot, Inc.	480,000	11,050
	Lowe’s Cos., Inc.	498,600	10,730
	Target Corp.	282,500	9,755
	News Corp., Class A	831,630	7,560
*	Amazon.com, Inc.	127,700	6,548
	NIKE, Inc. Class B	127,200	6,487
	Yum! Brands, Inc.	202,860	6,390
*	DIRECTV Group, Inc.	249,302	5,711
*	Apollo Group, Inc. Class A	60,884	4,665
	Best Buy Co., Inc.	153,550	4,316
	Johnson Controls, Inc.	237,600	4,315
*	Kohl’s Corp.	115,300	4,174
*	AutoZone Inc.	25,000	3,487
*	Coach, Inc.	160,900	3,342
	The Gap, Inc.	246,487	3,300
*	Viacom Inc. Class B	164,484	3,135
*	Starbucks Corp.	322,352	3,049
*	Bed Bath & Beyond, Inc.	118,717	3,018
	Hasbro, Inc.	100,600	2,934
*	O’Reilly Automotive, Inc.	93,848	2,885
	The McGraw-Hill Cos., Inc.	122,900	2,850
*	Dollar Tree, Inc.	67,734	2,831
	Marriott International, Inc.
	Class A	144,300	2,807
	DeVry, Inc.	48,459	2,782
	Advance Auto Parts, Inc.	82,402	2,773
*	Liberty Media Corp.	158,124	2,764
	Darden Restaurants Inc.	97,150	2,738
	Polo Ralph Lauren Corp.	53,400	2,425
	PetSmart, Inc.	125,600	2,317
	John Wiley & Sons Class A	63,800	2,270
	BorgWarner, Inc.	88,000	1,916
*	NVR, Inc.	3,980	1,816

			Market
			Value•
		Shares	($000)
	Black & Decker Corp.	42,400	1,773
	Staples, Inc.	94,495	1,693
	Starwood Hotels &
	Resorts Worldwide, Inc.	88,624	1,586
	International Game
	Technology	129,600	1,541
*	Mohawk Industries, Inc.	34,700	1,491
	International
	Speedway Corp.	49,578	1,424
*	Toll Brothers, Inc.	64,600	1,384
	Scripps Networks
	Interactive	62,170	1,368
	Omnicom Group Inc.	50,600	1,362
	Weight Watchers I
	nternational, Inc.	45,200	1,330
*	AutoNation, Inc.	130,380	1,288
	Centex Corp.	120,300	1,280
*	CarMax, Inc.	148,046	1,167
*	Liberty Global, Inc.
	Series C	75,207	1,142
	Pulte Homes, Inc.	100,800	1,102
*	Career Education Corp.	60,400	1,084
	Brinker International, Inc.	102,750	1,083
*	Liberty Global, Inc. Class A	67,398	1,073
	Washington Post Co.
	Class B	2,720	1,061
	Ross Stores, Inc.	34,600	1,029
	Gentex Corp.	116,252	1,026
	CBS Corp.	120,331	985
	Harley-Davidson, Inc.	56,800	964
	Cablevision Systems
	NY Group Class A	54,344	915
	D. R. Horton, Inc.	126,366	893
	Barnes & Noble, Inc.	57,300	859
*	Brink’s Home Security
	Holdings, Inc.	36,800	807
	Phillips-Van Heusen Corp.	39,400	793
*	MGM Mirage, Inc.	56,746	781
	Foot Locker, Inc.	103,900	763

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	American Eagle
	Outfitters, Inc.	75,991	711
*	Lamar Advertising Co.
	Class A	56,186	706
	WABCO Holdings Inc.	44,400	701
	RadioShack Corp.	58,000	693
	Macy’s Inc.	56,800	588
	Mattel, Inc.	36,032	577
*	Discovery
	Communications Inc.
	Class C	43,037	576
	Abercrombie & Fitch Co.	23,300	538
*	Saks Inc.	116,900	512
	Lennar Corp. Class A	54,600	473
	Nordstrom, Inc.	32,300	430
	Jones Apparel Group, Inc.	61,800	362
	Virgin Media Inc.	62,269	311
*	Expedia, Inc.	37,225	307
*	Sears Holdings Corp.	7,200	280
	Harman International
	Industries, Inc.	13,400	224
	Comcast Corp. Special
	Class A	12,397	200
*	Viacom Inc. Class A	6,844	138
*	Ascent Media Corp.	4,303	94
*	Wynn Resorts Ltd.	2,000	85
*	Liberty Media Corp.–
	Capital Series A	16,431	77
*	HSN, Inc.	9,806	71
*	Hanesbrands Inc.	5,575	71
*	Ticketmaster
	Entertainment Inc.	9,806	63
	CBS Corp. Class A	6,844	56
	Lennar Corp. Class B	8,300	54
*	Interval Leisure Group, Inc.	9,806	53
	E.W. Scripps Co. Class A	20,723	46
			242,676
Consumer Staples (12.0%)
	The Procter & Gamble Co.	930,878	57,547
	Wal-Mart Stores, Inc.	696,528	39,047
	The Coca-Cola Co.	690,000	31,236
	PepsiCo, Inc.	517,400	28,338
	Philip Morris
	International Inc.	555,800	24,183
	CVS Caremark Corp.	499,554	14,357
	Costco Wholesale Corp.	156,100	8,195
	Kraft Foods Inc.	297,431	7,986
	Colgate-Palmolive Co.	115,900	7,944
	Walgreen Co.	307,300	7,581
	Archer-Daniels-Midland Co.	257,273	7,417
	The Kroger Co.	263,700	6,964
	Altria Group, Inc.	358,000	5,391
	Safeway, Inc.	170,462	4,052
	The Clorox Co.	69,120	3,840

			Market
			Value•
		Shares	($000)
	Campbell Soup Co.	117,600	3,529
	Molson Coors Brewing Co.
	Class B	71,900	3,517
	Bunge Ltd.	67,500	3,494
	Brown-Forman Corp.
	Class B	64,646	3,329
	Kimberly-Clark Corp.	55,096	2,906
	The Hershey Co.	81,300	2,824
	McCormick & Co., Inc.	87,400	2,785
*	Constellation Brands, Inc.
	Class A	176,000	2,776
	The Estee Lauder Cos. Inc.
	Class A	88,200	2,731
	General Mills, Inc.	44,400	2,697
	Church & Dwight, Inc.	47,100	2,643
*	Dr. Pepper
	Snapple Group, Inc.	160,100	2,602
	Alberto-Culver Co.	104,363	2,558
	Coca-Cola Enterprises, Inc.	211,600	2,546
	The Pepsi Bottling
	Group, Inc.	112,212	2,526
*	Hansen Natural Corp.	74,900	2,511
	Tyson Foods, Inc.	286,463	2,509
	Hormel Foods Corp.	77,100	2,396
*	Energizer Holdings, Inc.	44,128	2,389
	Del Monte Foods Co.	330,100	2,357
*	Dean Foods Co.	130,200	2,340
	PepsiAmericas, Inc.	109,330	2,226
	J.M. Smucker Co.	49,024	2,126
	Corn Products
	International, Inc.	72,200	2,083
*	Smithfield Foods, Inc.	141,335	1,989
	Kellogg Co.	44,300	1,943
	Avon Products, Inc.	59,300	1,425
*	NBTY, Inc.	37,300	584
	Sara Lee Corp.	44,600	437
	Whole Foods Market, Inc.	32,840	310
	ConAgra Foods, Inc.	11,200	185
	Sysco Corp.	6,800	156
	Reynolds American Inc.	106	4
			325,511
Energy (12.8%)
	ExxonMobil Corp. 1	,625,734	129,782
	Chevron Corp.	605,838	44,814
	ConocoPhillips Co.	434,630	22,514
	Schlumberger Ltd.	312,000	13,207
	Occidental Petroleum Corp.	190,339	11,418
	Devon Energy Corp.	158,022	10,384
	Apache Corp.	124,162	9,254
	XTO Energy, Inc.	205,241	7,239
	Anadarko Petroleum Corp.	179,316	6,913
	EOG Resources, Inc.	96,900	6,452
	Hess Corp.	116,300	6,238
	Baker Hughes Inc.	124,580	3,995

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Valero Energy Corp.	182,480	3,949
	Noble Energy, Inc.	79,600	3,918
*	Southwestern Energy Co.	134,200	3,888
*	National Oilwell Varco Inc.	151,690	3,707
	Williams Cos., Inc.	247,700	3,587
	Noble Corp.	147,300	3,249
	Peabody Energy Corp.	133,900	3,046
	Range Resources Corp.	88,500	3,043
	Halliburton Co.	158,200	2,876
	Diamond Offshore
	Drilling, Inc.	44,000	2,593
	ENSCO International, Inc.	91,200	2,589
	Chesapeake Energy Corp.	143,311	2,317
*	Cameron International Corp.	112,000	2,296
	Cabot Oil & Gas Corp.	87,535	2,276
	Marathon Oil Corp.	81,100	2,219
	Smith International, Inc.	91,300	2,090
	Cimarex Energy Co.	71,100	1,904
*	FMC Technologies Inc.	76,250	1,817
	St. Mary Land &
	Exploration Co.	89,400	1,816
	BJ Services Co.	147,100	1,717
*	Pride International, Inc.	106,400	1,700
	W&T Offshore, Inc.	117,985	1,690
*	Newfield Exploration Co.	80,300	1,586
*	Plains Exploration &
	Production Co.	66,760	1,551
	Helmerich & Payne, Inc.	63,157	1,437
	Southern Union Co.	105,700	1,378
	Rowan Cos., Inc.	80,600	1,282
	Spectra Energy Corp.	77,296	1,217
	Arch Coal, Inc.	73,400	1,196
*	Forest Oil Corp.	65,300	1,077
	Pioneer Natural
	Resources Co.	63,500	1,027
	CONSOL Energy, Inc.	33,900	969
*	Mariner Energy Inc.	88,252	900
*	Key Energy Services, Inc.	90,000	397
*	Unit Corp.	12,800	342
	Patterson-UTI Energy, Inc.	21,200	244
*	Patriot Coal Corp.	24,440	153
	Tesoro Corp.	7,100	93
*	Hercules Offshore, Inc.	2,300	11
			345,357
Financials (13.5%)
	JPMorgan Chase & Co.	1,079,621	34,040
	Wells Fargo & Co.	1,012,480	29,848
	Bank of America Corp.	1,447,979	20,388
	The Goldman Sachs
	Group, Inc.	139,830	11,800
	U.S. Bancorp	392,700	9,821
	AFLAC Inc.	186,400	8,545
	Citigroup Inc.	1,027,644	6,895
	State Street Corp.	161,878	6,367

			Market
			Value•
		Shares	($000)
	Bank of New York
	Mellon Corp.	223,900	6,343
	American Express Co.	331,300	6,146
	MetLife, Inc.	175,820	6,129
	Charles Schwab Corp.	377,200	6,099
	CME Group, Inc.	26,001	5,411
	Capital One Financial Corp.	158,900	5,067
	Prudential Financial, Inc.	166,404	5,035
	Public Storage, Inc. REIT	61,200	4,865
	Franklin Resources Corp.	76,100	4,854
	Progressive Corp. of Ohio	320,300	4,744
	The Travelers Cos., Inc.	101,877	4,605
	Loews Corp.	152,400	4,305
	Morgan Stanley	264,800	4,247
	Hudson City Bancorp, Inc.	264,702	4,225
	Wachovia Corp.	760,782	4,215
	Unum Group	206,200	3,835
	Plum Creek Timber Co. Inc.
	REIT	100,900	3,505
	The Allstate Corp.	102,300	3,351
	T. Rowe Price Group Inc.	92,978	3,295
	W.R. Berkley Corp.	102,297	3,171
	People’s United
	Financial Inc.	174,014	3,103
	Torchmark Corp.	68,100	3,044
	Ameriprise Financial, Inc.	123,360	2,882
	Boston Properties, Inc.
	REIT	51,900	2,855
	Discover Financial Services	287,700	2,742
	The Principal Financial
	Group, Inc.	120,400	2,717
*	Arch Capital Group Ltd.	38,300	2,685
*	TD Ameritrade
	Holding Corp.	188,400	2,685
	HCC Insurance
	Holdings, Inc.	99,100	2,651
	Moody’s Corp.	130,700	2,626
*	Markel Corp.	8,620	2,577
	Commerce
	Bancshares, Inc.	57,767	2,539
*	Reinsurance Group of
	America, Inc.	58,819	2,519
	Brown & Brown, Inc.	118,600	2,479
	M & T Bank Corp.	42,600	2,446
	Cullen/Frost Bankers, Inc.	47,600	2,412
	The Hanover Insurance
	Group Inc.	55,800	2,398
	StanCorp Financial
	Group, Inc.	56,500	2,360
*	Leucadia National Corp.	117,400	2,325
*	SLM Corp.	253,900	2,260
	Assurant, Inc.	75,300	2,259
	Avalonbay
	Communities, Inc. REIT	37,200	2,254

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	SEI Investments Co.	143,370	2,252
	BlackRock, Inc.	16,750	2,247
*	The St. Joe Co.	90,600	2,203
	TFS Financial Corp.	168,700	2,176
*	Alleghany Corp.	7,641	2,155
	PNC Financial
	Services Group	42,995	2,107
	First Citizens BancShares
	Class A	13,442	2,054
	Kimco Realty Corp. REIT	112,300	2,053
	City National Corp.	42,000	2,045
*	Sovereign Bancorp, Inc.	656,274	1,956
	AMB Property Corp. REIT	82,700	1,937
	Jones Lang LaSalle Inc.	69,100	1,914
	National City Corp.	1,016,240	1,839
	Wesco Financial Corp.	6,300	1,814
	Northern Trust Corp.	34,773	1,813
	Eaton Vance Corp.	86,202	1,811
	Host Hotels & Resorts Inc.
	REIT	238,898	1,808
	MGIC Investment Corp.	518,244	1,803
	BOK Financial Corp.	44,171	1,785
	Janus Capital Group Inc.	220,500	1,771
	Transatlantic Holdings, Inc.	44,114	1,767
	Lazard Ltd. Class A	55,686	1,656
	Marshall & Ilsley Corp.	119,600	1,631
	Douglas Emmett, Inc. REIT	121,273	1,584
	Legg Mason Inc.	72,200	1,582
	The Chubb Corp.	30,900	1,576
*	Affiliated Managers
	Group, Inc.	36,800	1,543
	Merrill Lynch & Co., Inc.	132,400	1,541
*	AmeriCredit Corp.	201,500	1,539
	Raymond James
	Financial, Inc.	89,650	1,536
	First Horizon National Corp.	139,115	1,470
	Zions Bancorp	58,100	1,424
	Synovus Financial Corp.	161,056	1,337
	Camden Property Trust
	REIT	42,400	1,329
	BB&T Corp.	46,300	1,271
	Federated Investors, Inc.	68,250	1,158
	CNA Financial Corp.	69,500	1,143
	American International
	Group, Inc.	709,331	1,114
	Developers Diversified
	Realty Corp. REIT	228,157	1,113
	ProLogis REIT	80,068	1,112
	New York Community
	Bancorp, Inc.	86,400	1,033
	White Mountains
	Insurance Group Inc.	3,828	1,023
	SunTrust Banks, Inc.	33,800	998

			Market
			Value•
		Shares	($000)
	Apartment Investment &
	Management Co.
	Class A REIT	85,967	993
	Digital Realty Trust, Inc.
	REIT	28,440	934
	Bank of Hawaii Corp.	20,100	908
*	CB Richard Ellis Group, Inc.	207,400	896
	Webster Financial Corp.	62,400	860
	iStar Financial Inc. REIT	385,102	859
	The Hartford Financial
	Services Group Inc.	49,200	808
	SL Green Realty Corp. REIT	30,400	787
	Aon Corp.	16,400	749
	American Financial
	Group, Inc.	32,200	737
	Forest City Enterprise
	Class A	100,700	675
	CapitalSource Inc. REIT	130,938	605
	BRE Properties Inc.
	Class A REIT	21,500	602
	Simon Property Group, Inc.
	REIT	10,561	561
	Federal Realty
	Investment Trust REIT	8,200	509
	Genworth Financial Inc.	171,900	486
	NYSE Euronext	17,500	479
*	E*TRADE Financial Corp.	408,969	470
	Regions Financial Corp.	49,934	397
	KeyCorp	39,369	335
	Taubman Co. REIT	11,300	288
	Fannie Mae	310,000	236
	MBIA, Inc.	57,000	232
	Invesco, Ltd.	12,010	173
	Freddie Mac	215,700	157
	Fifth Third Bancorp	12,300	102
	BancorpSouth, Inc.	4,000	93
*	Tree.com, Inc.	30,277	79
	Wilmington Trust Corp.	3,100	69
	Essex Property Trust, Inc.
	REIT	300	23
*	MF Global Ltd.	7,600	16
			364,110
Health Care (14.7%)
	Johnson & Johnson	810,598	48,498
	Pfizer Inc.	1,857,860	32,903
	Abbott Laboratories	407,600	21,754
*	Amgen Inc.	363,025	20,965
	Merck & Co., Inc.	537,200	16,331
*	Gilead Sciences, Inc.	317,700	16,247
	Wyeth	411,700	15,443
*	Genentech, Inc.	162,900	13,506
	Schering-Plough Corp.	600,200	10,221
	Bristol-Myers Squibb Co.	424,600	9,872

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	UnitedHealth Group Inc.	367,662	9,780
*	WellPoint Inc.	197,116	8,304
	Medtronic, Inc.	263,600	8,282
*	Celgene Corp.	149,500	8,264
*	Medco Health
	Solutions, Inc.	196,642	8,241
	Eli Lilly & Co.	197,000	7,933
*	Genzyme Corp.	107,700	7,148
	Baxter International, Inc.	127,341	6,824
*	Biogen Idec Inc.	126,561	6,028
*	Thermo Fisher
	Scientific, Inc.	169,493	5,775
	Aetna Inc.	197,988	5,643
	Allergan, Inc.	139,250	5,615
	Becton, Dickinson & Co.	80,600	5,512
*	Express Scripts Inc.	93,462	5,138
	Cardinal Health, Inc.	145,512	5,016
*	St. Jude Medical, Inc.	139,832	4,609
	Stryker Corp.	109,200	4,362
	Quest Diagnostics, Inc.	80,200	4,163
*	Forest Laboratories, Inc.	163,100	4,154
*	Laboratory Corp. of
	America Holdings	61,100	3,935
	AmerisourceBergen Corp.	99,200	3,537
	Covidien Ltd.	91,750	3,325
*	Zimmer Holdings, Inc.	81,170	3,281
*	Humana Inc.	79,300	2,956
	DENTSPLY
	International Inc.	101,600	2,869
	McKesson Corp.	73,424	2,844
*	Mylan Inc.	262,137	2,592
*	Waters Corp.	69,200	2,536
*	Millipore Corp.	48,400	2,494
	C.R. Bard, Inc.	29,300	2,469
*	Hospira, Inc.	91,940	2,466
*	Henry Schein, Inc.	67,200	2,466
	Pharmaceutical Product
	Development, Inc.	84,803	2,460
*	Endo Pharmaceuticals
	Holdings, Inc.	86,000	2,226
	CIGNA Corp.	129,300	2,179
	Beckman Coulter, Inc.	47,600	2,091
*	Watson
	Pharmaceuticals, Inc.	78,500	2,086
	IMS Health, Inc.	135,552	2,055
	Teleflex Inc.	37,000	1,854
*	Lincare Holdings, Inc.	66,500	1,791
	PerkinElmer, Inc.	124,804	1,736
	Perrigo Co.	51,581	1,667
*	Boston Scientific Corp.	207,945	1,609
	Universal Health Services
	Class B	40,800	1,533
*	Patterson Companies, Inc.	73,530	1,379
*	Coventry Health Care Inc.	81,025	1,206

			Market
			Value•
		Shares	($000)
*	Life Technologies Corp.	50,735	1,183
	Omnicare, Inc.	40,900	1,135
*	Abraxis BioScience	14,415	950
*	King Pharmaceuticals, Inc.	89,119	946
*	Varian Medical
	Systems, Inc.	26,500	929
*	Health Net Inc.	74,200	808
*	Sepracor Inc.	58,700	644
*	Kinetic Concepts, Inc.	31,000	595
*	DaVita, Inc.	2,200	109
	Teva Pharmaceutical
	Industries Ltd.
	Sponsored ADR	1,684	72
			397,544
Industrials (11.3%)
	General Electric Co.	2,950,734	47,802
	United Technologies Corp.	296,600	15,898
	The Boeing Co.	236,770	10,103
	Lockheed Martin Corp.	116,800	9,820
	3M Co.	154,200	8,873
	General Dynamics Corp.	144,600	8,327
	United Parcel Service, Inc.	147,300	8,125
	Caterpillar, Inc.	171,100	7,643
	FedEx Corp.	110,700	7,101
	Norfolk Southern Corp.	148,200	6,973
	Danaher Corp.	109,700	6,210
	Illinois Tool Works, Inc.	175,200	6,141
	Union Pacific Corp.	123,914	5,923
	CSX Corp.	167,200	5,429
	Emerson Electric Co.	142,400	5,213
	Waste Management, Inc.	149,097	4,941
	C.H. Robinson
	Worldwide Inc.	84,400	4,644
	L-3 Communications
	Holdings, Inc.	60,700	4,478
	Raytheon Co.	85,833	4,381
	Honeywell
	International Inc.	131,400	4,314
	ITT Industries, Inc.	93,400	4,295
	PACCAR, Inc.	149,110	4,265
	Precision Castparts Corp.	70,000	4,164
	Burlington Northern
	Santa Fe Corp.	54,898	4,156
	Fluor Corp.	91,300	4,097
	Deere & Co.	104,800	4,016
	Expeditors International of
	Washington, Inc.	112,361	3,738
	Parker Hannifin Corp.	85,200	3,624
	W.W. Grainger, Inc.	45,400	3,579
	Southwest Airlines Co.	413,387	3,563
*	Jacobs Engineering
	Group Inc.	70,300	3,381
	Rockwell Collins, Inc.	85,600	3,346
	Northrop Grumman Corp.	72,268	3,255

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
*	Iron Mountain, Inc.	122,100	3,019
	Fastenal Co.	84,100	2,931
	Pall Corp.	99,500	2,829
	The Dun & Bradstreet Corp.	36,200	2,795
*	Stericycle, Inc.	53,300	2,776
	Roper Industries Inc.	63,500	2,756
	Cummins Inc.	101,200	2,705
*	Alliant Techsystems, Inc.	31,400	2,693
*	Quanta Services, Inc.	135,200	2,677
	Donaldson Co., Inc.	74,700	2,514
	Equifax, Inc.	93,200	2,472
	Landstar System, Inc.	63,589	2,444
	Ametek, Inc.	80,800	2,441
	J.B. Hunt Transport
	Services, Inc.	91,300	2,398
	Flowserve Corp.	43,700	2,251
	MSC Industrial
	Direct Co., Inc. Class A	59,200	2,180
	Valmont Industries, Inc.	34,437	2,113
	IDEX Corp.	86,400	2,087
	The Toro Co.	57,400	1,894
	Manpower Inc.	54,600	1,856
	Robert Half
	International, Inc.	87,500	1,822
	The Manitowoc Co., Inc.	208,774	1,808
	Bucyrus International, Inc.	97,114	1,799
*	Foster Wheeler Ltd.	75,300	1,760
	Con-way, Inc.	64,200	1,708
	Cintas Corp.	70,766	1,644
	Joy Global Inc.	69,800	1,598
	SPX Corp.	37,400	1,517
	KBR Inc.	89,249	1,357
	Carlisle Co., Inc.	65,200	1,350
*	United Rentals, Inc.	133,100	1,214
	Lennox International Inc.	35,090	1,133
	UTI Worldwide, Inc.	77,587	1,113
	The Brink’s Co.	36,800	989
	Graco, Inc.	33,700	800
	Republic Services, Inc.
	Class A	19,512	484
	Ryder System, Inc.	3,600	140
	John Bean
	Technologies Corp.	16,470	135
*	Hertz Global Holdings Inc.	22,000	111
*	Raytheon Co.
	Warrants Exp. 6/16/11	2,285	36
*	AMR Corp.	3,100	33
*	Avis Budget Group, Inc.	33,192	23
			304,223
Information Technology (15.6%)
	Microsoft Corp.	2,376,500	46,199
	International Business
	Machines Corp.	394,058	33,164
*	Cisco Systems, Inc.	1,917,300	31,252

			Market
			Value•
		Shares	($000)
	Hewlett-Packard Co.	807,558	29,306
*	Apple Inc.	289,000	24,666
*	Google Inc.	78,100	24,027
*	Oracle Corp.	1,296,734	22,991
	Intel Corp.	1,539,200	22,565
	QUALCOMM Inc.	415,720	14,895
	Visa Inc.	168,798	8,853
*	EMC Corp.	770,100	8,063
	Texas Instruments, Inc.	480,500	7,457
*	Dell Inc.	659,800	6,756
*	eBay Inc.	430,569	6,011
*	Yahoo! Inc.	483,600	5,900
	Applied Materials, Inc.	553,100	5,603
*	Symantec Corp.	376,453	5,090
	Western Union Co.	336,295	4,823
	Corning, Inc.	504,200	4,805
	MasterCard, Inc. Class A	32,520	4,648
	CA, Inc.	219,766	4,072
*	Adobe Systems, Inc.	188,800	4,020
	Automatic Data
	Processing, Inc.	98,100	3,859
*	Intuit, Inc.	142,600	3,392
	Altera Corp.	199,147	3,328
*	Fiserv, Inc.	89,450	3,253
*	Broadcom Corp.	175,950	2,986
*	Computer Sciences Corp.	78,900	2,773
	Linear Technology Corp.	124,200	2,747
	Amphenol Corp.	113,400	2,719
*	Affiliated Computer
	Services, Inc. Class A	58,400	2,684
*	Agilent Technologies, Inc.	166,306	2,599
*	BMC Software, Inc.	95,000	2,556
	Xerox Corp.	305,400	2,434
	Fidelity National Information
	Services, Inc.	145,500	2,367
	Global Payments Inc.	69,500	2,279
	Analog Devices, Inc.	118,166	2,248
	KLA-Tencor Corp.	100,800	2,196
	Accenture Ltd.	66,200	2,171
*	Autodesk, Inc.	109,588	2,153
*	Juniper Networks, Inc.	119,000	2,084
*	Mettler-Toledo
	International Inc.	30,700	2,069
*	NetApp, Inc.	144,963	2,025
*	QLogic Corp.	150,000	2,016
*	Compuware Corp.	294,562	1,988
*	Avnet, Inc.	105,400	1,919
*	NVIDIA Corp.	234,750	1,894
	Lender Processing
	Services, Inc.	61,250	1,804
*	LAM Research Corp.	82,108	1,747
*	Arrow Electronics, Inc.	91,500	1,724
*	Citrix Systems, Inc.	71,356	1,682
*	Ingram Micro, Inc. Class A	125,000	1,674

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
*	Synopsys, Inc.	89,121	1,651
*	DST Systems, Inc.	42,800	1,626
*	Western Digital Corp.	136,500	1,563
	Molex, Inc.	10 4,756	1,518
*	Teradata Corp.	99,574	1,477
	Total System Services, Inc.	104,059	1,457
*	Electronic Arts Inc.	90,200	1,447
*	NCR Corp.	99,574	1,408
*	Lexmark International, Inc.	50,300	1,353
	Microchip Technology, Inc.	65,100	1,271
	Xilinx, Inc.	71,336	1,271
*	Tellabs, Inc.	266,900	1,100
*	Tech Data Corp.	55,510	990
	National
	Semiconductor Corp.	96,600	973
	Intersil Corp.	85,600	787
	Broadridge
	Financial Solutions LLC	58,725	736
	Tyco Electronics Ltd.	44,050	714
*	Metavante Technologies	39,866	642
*	LSI Corp.	180,700	595
*	Zebra Technologies Corp.
	Class A	27,257	552
*	Teradyne, Inc.	110,200	465
	Paychex, Inc.	17,685	465
*	IAC/InterActiveCorp	24,515	386
	Motorola, Inc.	53,430	237
	Harris Corp.	4,300	164
*	Novellus Systems, Inc.	13,100	162
*	Sun Microsystems, Inc.	30,475	116
			421,662
Materials (3.3%)
	Monsanto Co.	188,934	13,291
	Newmont Mining Corp.
	(Holding Co.)	181,186	7,374
	Praxair, Inc.	123,700	7,343
	Nucor Corp.	129,600	5,987
	E.I. du Pont de
	Nemours & Co.	160,300	4,056
	Sigma-Aldrich Corp.	82,000	3,464
	Ecolab, Inc.	97,200	3,417
	The Mosaic Co.	93,600	3,239
*	Owens-Illinois, Inc.	111,500	3,047
	Ball Corp.	71,600	2,978
	Martin Marietta
	Materials, Inc.	30,600	2,971
*	Pactiv Corp.	108,140	2,690
	Airgas, Inc.	68,700	2,679
	FMC Corp.	53,700	2,402
	Schnitzer Steel
	Industries, Inc. Class A	54,124	2,038
	Albemarle Corp.	87,100	1,942
	Nalco Holding Co.	166,700	1,924
	CF Industries Holdings, Inc.	38,000	1,868

			Market
			Value•
		Shares	($000)
	Scotts Miracle-Gro Co.	62,099	1,846
	Freeport-McMoRan
	Copper & Gold, Inc.
	Class B	72,954	1,783
	United States Steel Corp.	47,600	1,771
	Sealed Air Corp.	106,072	1,585
	Celanese Corp. Series A	126,111	1,568
	Allegheny Technologies Inc.	60,900	1,555
	Cytec Industries, Inc.	51,800	1,099
	Reliance Steel &
	Aluminum Co.	46,300	923
	Cliffs Natural
	Resources Inc.	29,461	754
*	Intrepid Potash, Inc.	31,300	650
	Dow Chemical Co.	37,700	569
	Alcoa Inc.	49,028	552
	Vulcan Materials Co.	7,638	531
	Valspar Corp.	23,400	423
	Packaging Corp. of America	26,600	358
	Southern Copper Corp.
	(U.S. Shares)	21,000	337
	Air Products &
	Chemicals, Inc.	5,700	286
	Chemtura Corp.	169,900	238
*	Crown Holdings, Inc.	11,800	227
*	Domtar Corp.	115,000	192
			89,957
Telecommunication Services (3.6%)
	AT&T Inc.	1,749,979	49,874
	Verizon
	Communications Inc.	756,842	25,657
*	American Tower Corp.
	Class A	181,900	5,333
	Qwest Communications
	International Inc.	846,721	3,082
	Embarq Corp.	84,843	3,051
*	Crown Castle
	International Corp.	148,800	2,616
	CenturyTel, Inc.	68,300	1,867
	Telephone &
	Data Systems, Inc.	50,601	1,607
*	U.S. Cellular Corp.	32,300	1,397
*	Sprint Nextel Corp.	552,742	1,011
	Telephone &
	Data Systems, Inc.–
	Special Common Shares	33,200	933
*	SBA
	Communications Corp.	52,823	862
	Frontier
	Communications Corp.	52,351	458
	Windstream Corp.	20,957	193
*	Level 3
	Communications, Inc.	119,100	83
			98,024

Tax-Managed Capital Appreciation Fund

		Market
		Value•
	Shares	($000)
Utilities (4.2%)
Exelon Corp.	233,400	12,979
Entergy Corp.	77,000	6,401
FPL Group, Inc.	122,451	6,163
PG&E Corp.	147,000	5,690
Sempra Energy	113,336	4,831
Edison International	142,500	4,577
Southern Co.	121,500	4,495
Allegheny Energy, Inc.	101,089	3,423
* NRG Energy, Inc.	143,100	3,339
* AES Corp.	403,748	3,327
Questar Corp.	101,700	3,325
Equitable Resources, Inc.	96,200	3,227
Wisconsin Energy Corp.	73,200	3,073
MDU Resources Group, Inc.	137,050	2,958
NSTAR	81,000	2,956
CenterPoint Energy Inc.	223,800	2,824
FirstEnergy Corp.	55,900	2,716
* Mirant Corp.	141,698	2,674
Northeast Utilities	110,600	2,661
Integrys Energy Group, Inc.	61,481	2,642
SCANA Corp.	74,200	2,642
Duke Energy Corp.	163,592	2,456
Aqua America, Inc.	117,083	2,411
Dominion Resources, Inc.	67,086	2,404
NV Energy Inc.	234,683	2,321
CMS Energy Corp.	219,086	2,213
Energen Corp.	73,600	2,159
Constellation Energy
Group, Inc.	83,300	2,090
American
Water Works Co., Inc.	99,200	2,071
Public Service Enterprise
Group, Inc.	69,800	2,036
DPL Inc.	75,000	1,713
* Dynegy, Inc.	834,029	1,668
* Reliant Energy, Inc.	272,700	1,576
UGI Corp. Holding Co.	34,466	842
NiSource, Inc.	35,920	394
* Calpine Corp.	35,500	258
		113,535
Total Common Stocks
(Cost $2,489,217)		2,702,599
Other Assets and Liabilities (0.0%)
Other Assets		26,417
Liabilities		(26,077)
		340
Net Assets (100%)		2,702,939

At December 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	3,061,572
Overdistributed Net Investment Income	(4,856)
Accumulated Net Realized Losses	(567,159)
Unrealized Appreciation (Depreciation)	213,382
Net Assets	2,702,939

Investor Shares—Net Assets
Applicable to 22,117,341 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	473,058
Net Asset Value Per Share—
Investor Shares	$21.39

Admiral Shares—Net Assets
Applicable to 47,521,012 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,045,311
Net Asset Value Per Share—
Admiral Shares	$43.04

Institutional Shares—Net Assets
Applicable to 8,631,731 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	184,570
Net Asset Value Per Share—
Institutional Shares	$21.38

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.

ADR—American Depositary Receipt.

REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Statement of Operations

Year Ended
December 31, 2008
($000)
Investment Income
Income
Dividends	67,800
Interest[1]	78
Security Lending	8
Total Income	67,886
Expenses
The Vanguard Group—Note B
Investment Advisory Services	148
Management and Administrative—Investor Shares	857
Management and Administrative—Admiral Shares	2,249
Management and Administrative—Institutional Shares	89
Marketing and Distribution—Investor Shares	129
Marketing and Distribution—Admiral Shares	379
Marketing and Distribution—Institutional Shares	72
Custodian Fees	20
Auditing Fees	23
Shareholders’ Reports—Investor Shares	9
Shareholders’ Reports—Admiral Shares	6
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	5
Total Expenses	3,986
Net Investment Income	63,900
Realized Net Gain (Loss) on Investment Securities Sold	(156,072)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(1,592,772)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,684,944)

1 Interest income from an affiliated company of the fund was $78,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	63,900	67,014
Realized Net Gain (Loss)	(156,072)	98,261
Change in Unrealized Appreciation (Depreciation)	(1,592,772)	80,336
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,684,944)	245,611
Distributions
Net Investment Income
Investor Shares	(10,850)	(11,701)
Admiral Shares	(48,923)	(51,242)
Institutional Shares	(4,486)	(4,621)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(64,259)	(67,564)
Capital Share Transactions
Investor Shares	(5,543)	(88,449)
Admiral Shares	86,970	209,970
Institutional Shares	14,935	64,602
Net Increase (Decrease) from Capital Share Transactions	96,362	186,123
Total Increase (Decrease)	(1,652,841)	364,170
Net Assets
Beginning of Period	4,355,780	3,991,610
End of Period[1]	2,702,939	4,355,780

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($4,856,000) and ($4,497,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$35.13	$33.62	$29.80	$28.05	$25.43
Investment Operations
Net Investment Income	.498	.530	.471	.352	.365
Net Realized and Unrealized Gain (Loss)
on Investments	(13.738)	1.513	3.821	1.752	2.622
Total from Investment Operations	(13.240)	2.043	4.292	2.104	2.987
Distributions
Dividends from Net Investment Income	(.500)	(.533)	(.472)	(.354)	(.367)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.500)	(.533)	(.472)	(.354)	(.367)
Net Asset Value, End of Period	$21.39	$35.13	$33.62	$29.80	$28.05

Total Return[1]	–37.63%	6.07%	14.40%	7.49%	11.75%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$473	$782	$832	$857	$1,596
Ratio of Total Expenses to
Average Net Assets	0.16%	0.15%	0.15%	0.14%	0.14%
Ratio of Net Investment Income to
Average Net Assets	1.66%	1.51%	1.51%	1.25%	1.40%
Portfolio Turnover Rate	8%	5%	5%	8%	5%

1 Total returns do not reflect the 1% redemption fee on shares held less than five years; the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year; or the account service fee that may be applicable to certain accounts with balances below $10,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$70.70	$67.68	$60.00	$56.46	$51.20
Investment Operations
Net Investment Income	1.040	1.113	.990	.729	.762
Net Realized and Unrealized Gain (Loss)
on Investments	(27.656)	3.026	7.680	3.543	5.263
Total from Investment Operations	(26.616)	4.139	8.670	4.272	6.025
Distributions
Dividends from Net Investment Income	(1.044)	(1.119)	(.990)	(.732)	(.765)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.044)	(1.119)	(.990)	(.732)	(.765)
Net Asset Value, End of Period	$43.04	$70.70	$67.68	$60.00	$56.46

Total Return[1]	–37.58%	6.11%	14.44%	7.56%	11.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,045	$3,283	$2,941	$2,360	$1,397
Ratio of Total Expenses to
Average Net Assets	0.10%	0.09%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.72%	1.57%	1.56%	1.29%	1.47%
Portfolio Turnover Rate	8%	5%	5%	8%	5%

1 Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$35.13	$33.63	$29.81	$28.05	$25.44
Investment Operations
Net Investment Income	.525	.551	.500	.384	.375
Net Realized and Unrealized Gain (Loss)
on Investments	(13.748)	1.513	3.820	1.752	2.622
Total from Investment Operations	(13.223)	2.064	4.320	2.136	2.997
Distributions
Dividends from Net Investment Income	(.527)	(.564)	(.500)	(.376)	(.387)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.527)	(.564)	(.500)	(.376)	(.387)
Net Asset Value, End of Period	$21.38	$35.13	$33.63	$29.81	$28.05

Total Return[1]	–37.57%	6.13%	14.49%	7.61%	11.78%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$185	$291	$218	$204	$102
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	1.75%	1.59%	1.59%	1.32%	1.47%
Portfolio Turnover Rate	8%	5%	5%	8%	5%

1 Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Notes to Financial Statements

Vanguard Tax-Managed Capital Appreciation Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Tax-Managed Capital Appreciation Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2008, the fund had contributed capital of $723,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 0.29% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at December 31, 2008, the fund had $1,251,000 of ordinary income available for distribution. The fund had available realized losses of $555,088,000 to offset future net capital gains of $139,756,000 through December 31, 2009, $106,018,000 through December 31, 2010, $163,808,000 through December 31, 2011, $62,756,000 through December 31, 2016, and $82,750,000 through December 31, 2017.

At December 31, 2008, the cost of investment securities for tax purposes was $2,501,288,000. Net unrealized appreciation of investment securities for tax purposes was $201,311,000, consisting of unrealized gains of $719,862,000 on securities that had risen in value since their purchase and $518,551,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the year ended December 31, 2008, the fund purchased $405,516,000 of investment securities and sold $301,571,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2008		2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	110,694	3,916	101,346	2,866
Issued in Lieu of Cash Distributions	9,530	465	10,399	295
Redeemed[1]	(125,767)	(4,531)	(200,194)	(5,646)
Net Increase (Decrease)—Investor Shares	(5,543)	(150)	(88,449)	(2,485)
Admiral Shares
Issued	356,002	6,182	353,092	4,963
Issued in Lieu of Cash Distributions	38,125	925	40,477	570
Redeemed[1]	(307,157)	(6,013)	(183,599)	(2,562)
Net Increase (Decrease)—Admiral Shares	86,970	1,094	209,970	2,971

1 Net of redemption fees for 2008 and 2007 of $1,036,000 and $374,000, respectively (fund totals).

Tax-Managed Capital Appreciation Fund

			Year Ended December 31,
		2008		2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	49,845	1,689	84,902	2,375
Issued in Lieu of Cash Distributions	2,591	127	2,702	77
Redeemed[1]	(37,501)	(1,471)	(23,002)	(652)
Net Increase (Decrease)—Institutional Shares	14,935	345	64,602	1,800

1 Net of redemption fees for 2008 and 2007 of $1,036,000 and $374,000, respectively (fund totals).

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At December 31, 2008, 100% of the fund’s investments were valued based on Level 1 inputs.

Tax-Managed Small-Cap Fund

Fund Profile

As of December 31, 2008

Portfolio Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	600	599	4,593
Median Market Cap	$0.9B	$0.9B	$25.3B
Price/Earnings Ratio	14.2x	14.4x	11.8x
Price/Book Ratio	1.4x	1.3x	1.7x
Yield[3]		1.7%	2.8%
Investor Shares	1.5%
Institutional Shares	1.5%
Return on Equity	14.2%	14.0%	20.8%
Earnings Growth Rate	16.1%	15.9%	17.2%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	32%	—	—
Expense Ratio
(12/31/2007)[4]		—	—
Investor Shares	0.13%
Institutional Shares	0.09%
Short-Term Reserves	0.3%	—	—

Volatility Measures[5]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	1.00	0.88
Beta	0.99	1.10

Investment Focus

Sector Diversification (% of equity exposure)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	13.0%	13.0%	8.9%
Consumer Staples	3.6	3.6	11.2
Energy	4.3	4.3	12.4
Financials	20.1	20.7	15.6
Health Care	13.9	13.8	14.4
Industrials	19.4	18.9	11.2
Information Technology	16.0	16.0	15.2
Materials	3.9	3.9	3.3
Telecommunication
Services	0.2	0.2	3.4
Utilities	5.6	5.6	4.4

Ten Largest Holdings[6] (% of total net assets)

Piedmont
Natural Gas, Inc.	gas utilities	0.7%
Itron, Inc.	electronic equipment
	and instruments	0.7
Atmos Energy Corp.	gas utilities	0.7
Watson Wyatt & Co.	human resource
Holdings	and employment
	services	0.6
Landstar System, Inc.	trucking	0.6
Immucor Inc.	health care supplies	0.6
ProAssurance Corp.	property and
	casualty insurance	0.5
CLARCOR Inc.	industrial machinery	0.5
New Jersey
Resources Corp.	gas utilities	0.5
Panera Bread Co.	restaurants	0.5
Top Ten		5.9%

1 S&P SmallCap 600 Index.

2 Dow Jones Wilshire 5000 Index.

3 30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.

4 The expense ratios shown are from the prospectus dated July 29, 2008. For the fiscal year ended December 31, 2008, the fund’s expense ratios were 0.14% for Investor Shares and 0.09% for Institutional Shares.

5 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

6 The holdings listed exclude any temporary cash investments and equity index products.

Tax-Managed Small-Cap Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: March 25,1999–December 31, 2008

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2008			Final Value
			Since	of a $10,000
	One Year	Five Years	Inception[1]	Investment
Tax-Managed Small-Cap Fund
Investor Shares[2]	–30.82%	0.99%	6.68%	$18,803
Fee-Adjusted Returns[3]	–31.50	0.99	6.68	18,803
Dow Jones Wilshire 5000 Index	–37.34	–1.67	–1.01	9,053
S&P SmallCap 600 Index	–31.07	0.88	6.45	18,411
Average Small-Cap Core Fund[4]	–36.21	–1.78	5.58	16,994

				Final Value of
			Since	a $5,000,000
	One Year	Five Years	Inception[1]	Investment
Tax-Managed Small-Cap Fund Institutional Shares	–30.77%	1.03%	6.03%	$8,820,359
Fee-Adjusted Returns[5]	–31.45	1.03	6.03	8,820,359
Dow Jones Wilshire 5000 Index	–37.34	–1.67	–1.46	4,335,861
S&P SmallCap 600 Index	–31.07	0.88	5.77	8,616,144

1 Performance for the fund and its comparative standards is calculated since the following inception dates: March 25, 1999, for Investor Shares and April 21, 1999, for Institutional Shares.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Reflective of the 1% fee assessed on redemptions of shares held in the fund for less than five years, but not of the account service fee that may be applicable to certain accounts below $10,000.

4 Derived from data provided by Lipper Inc.

5 Reflective of the 1% fee assessed on redemptions of shares held for less than five years.

Tax-Managed Small-Cap Fund

Fiscal-Year Total Returns (%): March 25, 1999–December 31, 2008

Note: See Financial Highlights tables for dividend and capital gains information.

Tax-Managed Small-Cap Fund

Financial Statements

Statement of Net Assets

As of December 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.1%)
Consumer Discretionary (13.0%)
*	Panera Bread Co.	128,755	6,726
	Aaron Rents, Inc.	225,405	6,000
*	WMS Industries, Inc.	210,266	5,656
*	Jack in the Box Inc.	239,571	5,292
*	Tractor Supply Co.	134,300	4,854
*	Carter’s, Inc.	238,013	4,584
*	Deckers Outdoor Corp.	55,186	4,408
	Hillenbrand Inc.	261,070	4,355
	Wolverine World Wide, Inc.	206,669	4,348
	Polaris Industries, Inc.	136,450	3,909
	Pool Corp.	202,136	3,632
*	Capella Education Co.	59,663	3,506
*	The Gymboree Corp.	123,179	3,214
*	Fossil, Inc.	188,879	3,154
*	Sonic Corp.	256,923	3,127
	Men’s Wearhouse, Inc.	213,880	2,896
	OfficeMax, Inc.	322,831	2,466
*	Iconix Brand Group Inc.	248,763	2,433
*	JAKKS Pacific, Inc.	116,241	2,398
*	CEC Entertainment Inc.	96,379	2,337
*	Coinstar, Inc.	119,330	2,328
*	The Children’s Place
	Retail Stores, Inc.	101,929	2,210
	The Buckle, Inc.	99,622	2,174
*	P.F. Chang’s China Bistro, Inc.	101,497	2,125
*	The Dress Barn, Inc.	190,511	2,046
*	Jos. A. Bank Clothiers, Inc.	76,829	2,009
	CKE Restaurants Inc.	229,676	1,994
	Cracker Barrel Old Country
	Store Inc.	93,739	1,930
*	Hibbett Sports Inc.	122,226	1,920
*	Buffalo Wild Wings Inc.	74,461	1,910
	Cato Corp. Class A	126,050	1,903
*	Pinnacle Entertainment, Inc.	247,300	1,899
*	Live Nation, Inc.	320,951	1,842
	NutriSystem, Inc.	125,385	1,829

			Market
			Value•
		Shares	($000)
*	Skechers U.S.A., Inc.	141,127	1,809
	Fred’s, Inc.	163,949	1,764
*	PetMed Express, Inc.	99,938	1,762
	UniFirst Corp.	58,296	1,731
*	Papa John’s
	International, Inc.	92,731	1,709
	Ethan Allen Interiors, Inc.	117,976	1,695
*	Texas Roadhouse, Inc.	218,530	1,694
*	Hot Topic, Inc.	175,967	1,631
	National Presto
	Industries, Inc.	20,706	1,594
*	Jo-Ann Stores, Inc.	102,378	1,586
	Brunswick Corp.	371,579	1,564
*	Meritage Corp.	126,918	1,545
*	Universal Technical
	Institute Inc.	88,097	1,513
	Arbitron Inc.	113,230	1,504
	The Marcus Corp.	90,960	1,476
*	Blue Nile Inc.	60,190	1,474
	Brown Shoe Co., Inc.	173,818	1,472
	Genesco, Inc.	81,973	1,387
	Stage Stores, Inc.	163,337	1,348
	Finish Line, Inc.	233,939	1,310
	K-Swiss, Inc.	112,167	1,279
*	Pre-Paid Legal Services, Inc.	32,932	1,228
*	Peet’s Coffee & Tea Inc.	52,033	1,210
*	HSN, Inc.	165,764	1,205
*	Red Robin Gourmet
	Burgers, Inc.	66,473	1,119
*	Shuffle Master, Inc.	225,237	1,117
	Group 1 Automotive, Inc.	99,916	1,076
*	Ticketmaster
	Entertainment Inc.	166,103	1,066
	Superior Industries
	International, Inc.	100,298	1,055
	Liz Claiborne, Inc.	403,794	1,050
*	California Pizza Kitchen, Inc.	93,650	1,004
*	Quiksilver, Inc.	507,852	934
*	Drew Industries, Inc.	77,406	929

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	Cabela’s Inc.	159,058	927
*	Universal Electronics, Inc.	57,124	927
*	Interval Leisure Group, Inc.	168,018	906
*	True Religion Apparel, Inc.	71,312	887
*	Maidenform Brands, Inc.	80,887	821
*	RC2 Corp.	75,284	803
	The Pep Boys
	(Manny, Moe & Jack)	189,554	783
	Winnebago Industries, Inc.	123,884	747
	Movado Group, Inc.	79,032	742
*	Standard Pacific Corp.	416,318	741
	Haverty Furniture Cos., Inc.	78,632	734
	Christopher & Banks Corp.	125,773	704
	DineEquity, Inc.	58,335	674
*	Steak n Shake Co.	106,881	636
*	Stamps.com Inc.	64,130	630
*	Volcom, Inc.	56,730	618
*	Charlotte Russe Holding Inc.	95,256	618
	Skyline Corp.	30,494	610
*	Midas Inc.	57,840	607
*	Zumiez Inc.	80,011	596
	M/I Homes, Inc.	50,840	536
	Landry’s Restaurants, Inc.	45,715	530
*	Sturm, Ruger & Co., Inc.	88,371	528
	Sonic Automotive, Inc.	125,766	501
*	Zale Corp.	147,774	492
	Big 5 Sporting Goods Corp.	94,425	492
	Oxford Industries, Inc.	54,256	476
*	Tween Brands, Inc.	109,684	474
	La-Z-Boy Inc.	208,227	452
*	Monarch Casino &
	Resort, Inc.	38,352	447
*	Crocs, Inc.	314,122	389
*	Ruby Tuesday, Inc.	220,574	344
*	Audiovox Corp.	67,193	337
	Spartan Motors, Inc.	70,518	334
*	Perry Ellis International Corp.	50,595	321
	E.W. Scripps Co. Class A	127,255	281
*	Nautilus Inc.	115,640	256
	Standard Motor
	Products, Inc.	58,651	203
*	Champion Enterprises, Inc.	344,007	193
*	MarineMax, Inc.	54,721	185
*	Russ Berrie and Co., Inc.	59,831	178
	O’Charley’s Inc.	87,504	175
	Arctic Cat, Inc.	29,808	143
	Lithia Motors, Inc.	42,374	138
*	Tuesday Morning Corp.	82,692	135
*	Multimedia Games Inc.	52,048	124
*	Stein Mart, Inc.	104,235	118
	Bassett Furniture
	Industries, Inc.	32,651	109
	AH Belo Corp.	34,546	75

			Market
			Value•
		Shares	($000)
*	4Kids Entertainment Inc.	26,503	52
*	Ruth’s Hospitality Group Inc.	27,572	38
			177,021
Consumer Staples (3.6%)
*	Chattem, Inc.	79,501	5,687
	Casey’s General Stores, Inc.	213,488	4,861
*	TreeHouse Foods Inc.	133,430	3,635
*	Hain Celestial Group, Inc.	170,639	3,257
*	United Natural Foods, Inc.	178,990	3,190
	Lance, Inc.	132,963	3,050
*	Green Mountain Coffee
	Roasters, Inc.	72,194	2,794
	Sanderson Farms, Inc.	73,628	2,545
	Nash-Finch Co.	54,049	2,426
	J & J Snack Foods Corp.	59,178	2,123
	Spartan Stores, Inc.	90,755	2,110
	WD-40 Co.	70,363	1,990
*	Darling International, Inc.	343,563	1,886
*	Central Garden & Pet Co.
	Class A	295,596	1,744
	Cal-Maine Foods, Inc.	54,046	1,551
	Diamond Foods, Inc.	69,875	1,408
	The Andersons, Inc.	78,701	1,297
*	Boston Beer Co., Inc.
	Class A	40,112	1,139
*	Alliance One
	International, Inc.	342,097	1,006
*	The Great Atlantic &
	Pacific Tea Co., Inc.	112,866	708
	Mannatech, Inc.	36,190	89
			48,496
Energy (4.3%)
*	SEACOR Holdings Inc.	84,771	5,650
	St. Mary Land &
	Exploration Co.	261,223	5,305
	Penn Virginia Corp.	176,843	4,594
	World Fuel Services Corp.	123,400	4,566
*	Oil States International, Inc.	209,716	3,920
*	Atwood Oceanics, Inc.	234,490	3,583
*	Bristow Group, Inc.	120,006	3,215
	Holly Corp.	171,661	3,129
	CARBO Ceramics Inc.	85,592	3,041
*	Dril-Quip, Inc.	126,766	2,600
*	Swift Energy Co.	131,622	2,212
	Lufkin Industries, Inc.	63,569	2,193
*	Stone Energy Corp.	148,978	1,642
*	Hornbeck Offshore
	Services, Inc.	98,750	1,614
*	TETRA Technologies, Inc.	321,870	1,564
*	Petroleum
	Development Corp.	63,887	1,538
*	Basic Energy Services Inc.	99,474	1,297
*	NATCO Group Inc.	84,829	1,288

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	PetroQuest Energy, Inc.	188,859	1,277
*	Pioneer Drilling Co.	218,428	1,217
*	ION Geophysical Corp.	354,405	1,216
*	Matrix Service Co.	110,016	844
	Gulf Island Fabrication, Inc.	55,606	801
*	Superior Well Services, Inc.	69,503	695
			59,001
Exchange-Traded Fund (1.4%)
1	Vanguard REIT ETF	500,000	18,225

Financials (18.8%)
*	ProAssurance Corp.	140,909	7,437
	UMB Financial Corp.	123,734	6,080
	Susquehanna
	Bancshares, Inc.	361,714	5,755
	Home Properties, Inc. REIT	134,729	5,470
	Greenhill & Co., Inc.	76,506	5,338
	United Bankshares, Inc.	158,825	5,276
	Prosperity Bancshares, Inc.	172,337	5,099
	Selective Insurance Group	221,702	5,084
	Old National Bancorp	278,693	5,061
*	Stifel Financial Corp.	108,143	4,958
	Zenith National
	Insurance Corp.	156,580	4,943
	National Penn
	Bancshares Inc.	336,912	4,889
	First Financial
	Bankshares, Inc.	87,332	4,822
	Glacier Bancorp, Inc.	252,474	4,802
	R.L.I. Corp.	74,962	4,585
	Hancock Holding Co.	100,056	4,549
	Whitney Holdings Corp.	271,608	4,343
	East West Bancorp, Inc.	269,009	4,296
*	Signature Bank	148,296	4,255
	Senior Housing
	Properties Trust REIT	237,250	4,251
*	Investment Technology
	Group, Inc.	182,330	4,143
	First Midwest Bancorp, Inc.	205,673	4,107
	BioMed Realty Trust, Inc.
	REIT	332,960	3,902
	First Commonwealth
	Financial Corp.	307,121	3,802
	PrivateBancorp, Inc.	116,430	3,779
	Umpqua Holdings Corp.	250,916	3,631
	Extra Space Storage Inc.
	REIT	350,129	3,613
	S & T Bancorp, Inc.	99,497	3,532
	First BanCorp Puerto Rico	316,514	3,526
	Cash America
	International Inc.	123,139	3,368
	Community Bank
	System, Inc.	137,444	3,352

			Market
			Value•
		Shares	($000)
	UCBH Holdings, Inc.	471,967	3,247
	Delphi Financial Group, Inc.	174,138	3,211
*	Navigators Group, Inc.	56,220	3,087
	TrustCo Bank NY	321,760	3,060
	United Fire & Casualty Co.	94,698	2,942
	National Retail Properties
	REIT	165,524	2,845
	Infinity Property &
	Casualty Corp.	60,388	2,822
	Safety Insurance Group, Inc.	68,403	2,603
	Brookline Bancorp, Inc.	243,837	2,597
*	Piper Jaffray Cos., Inc.	64,210	2,553
	Financial Federal Corp.	109,342	2,544
	Tanger Factory Outlet
	Centers, Inc. REIT	66,397	2,498
	Tower Group, Inc.	86,569	2,442
	optionsXpress Holdings Inc.	181,963	2,431
	Bank Mutual Corp.	204,412	2,359
	United Community
	Banks, Inc.	172,061	2,337
	Kilroy Realty Corp. REIT	69,280	2,318
	SWS Group, Inc.	115,502	2,189
	Mid-America Apartment
	Communities, Inc. REIT	58,681	2,181
*	Portfolio Recovery
	Associates, Inc.	64,116	2,170
	Entertainment
	Properties Trust REIT	69,649	2,076
	Wintrust Financial Corp.	100,470	2,067
*	First Cash Financial
	Services, Inc.	104,290	1,988
	Sterling Financial Corp.	221,915	1,953
	Sterling Bancshares, Inc.	312,657	1,901
	EastGroup Properties, Inc.
	REIT	52,482	1,867
	Independent Bank Corp.
	(MA)	68,079	1,781
	Boston Private Financial
	Holdings, Inc.	256,525	1,755
	Stewart Information
	Services Corp.	73,269	1,721
	Tompkins Trustco, Inc.	28,663	1,661
	Sovran Self Storage, Inc.
	REIT	46,066	1,658
*	Amerisafe Inc.	79,232	1,627
	American Physicians
	Capital, Inc.	33,724	1,622
	First Financial Bancorp	127,393	1,578
	Inland Real Estate Corp.
	REIT	121,151	1,573
	Home Bancshares Inc.	56,954	1,535
	Post Properties, Inc. REIT	92,666	1,529
	Dime Community
	Bancshares	111,506	1,483

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	Forestar Real Estate
	Group, Inc.	152,588	1,453
	Urstadt Biddle Properties
	Class A REIT	90,711	1,445
	PS Business Parks, Inc. REIT	31,315	1,398
*	World Acceptance Corp.	69,022	1,364
	The South Financial
	Group, Inc.	312,301	1,349
	Provident Bankshares Corp.	132,321	1,278
	Central Pacific Financial Co.	115,876	1,163
	Sterling Bancorp	78,601	1,103
	Franklin Street
	Properties Corp. REIT	69,253	1,021
*	LaBranche & Co. Inc.	212,754	1,019
	LTC Properties, Inc. REIT	49,208	998
	Acadia Realty Trust REIT	69,299	989
	LaSalle Hotel Properties REIT	86,631	957
	Presidential Life Corp.	95,485	944
	Nara Bancorp, Inc.	91,929	904
	Colonial Properties Trust
	REIT	103,812	865
	Medical Properties Trust Inc.
	REIT	136,983	864
	Columbia Banking
	System, Inc.	71,575	854
	DiamondRock Hospitality Co.
	REIT	164,440	834
*	TradeStation Group, Inc.	128,511	829
	Frontier Financial Corp.	178,162	777
	Lexington Realty Trust REIT	150,128	751
	Cascade Bancorp	108,233	731
*	Guaranty Financial
	Group, Inc.	275,469	719
	Wilshire Bancorp Inc.	78,577	713
	Cedar Shopping Centers, Inc.
	REIT	95,863	679
	Pennsylvania REIT	89,021	663
	Parkway Properties Inc. REIT	33,436	602
	National Financial
	Partners Corp.	168,653	513
	Kite Realty Group Trust REIT	75,758	421
*	Rewards Network Inc.	129,274	335
	Hanmi Financial Corp.	156,430	322
	Independent Bank Corp. (MI)	72,959	158
	Anchor Bancorp
	Wisconsin Inc.	52,297	144
	Corus Bankshares Inc.	103,419	115
*	Flagstar Bancorp, Inc.	134,531	95
	BankAtlantic Bancorp, Inc.
	Class A	14,176	82
*	Irwin Financial Corp.	41,507	54
			255,364

			Market
			Value•
		Shares	($000)
Health Care (13.9%)
*	Immucor Inc.	296,421	7,879
*	Magellan Health
	Services, Inc.	170,111	6,662
*	AMERIGROUP Corp.	222,535	6,569
	Owens & Minor, Inc.	173,988	6,551
*	Pediatrix Medical Group, Inc.	191,432	6,068
*	Haemonetics Corp.	106,349	6,009
*	Cubist Pharmaceuticals, Inc.	239,658	5,790
	West Pharmaceutical
	Services, Inc.	137,775	5,204
*	Regeneron
	Pharmaceuticals, Inc.	265,295	4,871
*	PSS World Medical, Inc.	255,953	4,817
*	Amedisys Inc.	113,729	4,702
	Mentor Corp.	142,135	4,396
	Meridian Bioscience Inc.	170,206	4,335
*	ViroPharma Inc.	331,400	4,315
	Martek Biosciences Corp.	139,377	4,225
*	Healthspring, Inc.	209,616	4,186
*	Catalyst Health
	Solutions, Inc.	162,135	3,948
	Chemed Corp.	94,858	3,773
*	Centene Corp.	180,981	3,567
*	Gentiva Health Services, Inc.	121,697	3,561
*	Dionex Corp.	75,653	3,393
*	HMS Holdings Corp.	105,397	3,322
*	Eclipsys Corp.	229,339	3,254
	Cooper Cos., Inc.	189,679	3,111
*	AmSurg Corp.	132,750	3,098
	Datascope Corp.	56,385	2,946
*	CONMED Corp.	122,710	2,938
*	Integra LifeSciences
	Holdings	82,132	2,921
	Landauer, Inc.	39,599	2,903
*	American Medical Systems
	Holdings, Inc.	311,386	2,799
*	Greatbatch, Inc.	96,675	2,558
*	Phase Forward Inc.	182,903	2,290
*	PAREXEL International Corp.	235,829	2,290
*	LHC Group Inc.	62,446	2,248
*	Merit Medical Systems, Inc.	118,536	2,125
	Invacare Corp.	135,990	2,111
*	PharMerica Corp.	129,771	2,034
*	Par Pharmaceutical Cos. Inc.	146,857	1,969
*	ICU Medical, Inc.	53,760	1,782
*	Salix Pharmaceuticals, Ltd.	199,270	1,760
*	Zoll Medical Corp.	90,462	1,709
*	SurModics, Inc.	65,320	1,651
*	Omnicell, Inc.	134,047	1,637
*	inVentiv Health, Inc.	141,311	1,631
*	Res-Care, Inc.	108,519	1,630
*	Healthways, Inc.	141,561	1,625
	Analogic Corp.	56,885	1,552

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	Cyberonics, Inc.	92,586	1,534
*	Abaxis, Inc.	94,799	1,520
*	Natus Medical Inc.	117,078	1,516
*	Kendle International Inc.	56,858	1,462
*	MWI Veterinary Supply Inc.	52,019	1,402
*	Symmetry Medical Inc.	155,015	1,235
*	Odyssey Healthcare, Inc.	130,414	1,206
*	RehabCare Group, Inc.	76,984	1,167
*	CryoLife Inc.	116,894	1,135
*	Savient Pharmaceuticals Inc.	195,411	1,131
*	AMN Healthcare
	Services, Inc.	131,608	1,113
*	Noven Pharmaceuticals, Inc.	98,747	1,086
*	Cross Country
	Healthcare, Inc.	123,105	1,082
*	Molina Healthcare Inc.	56,733	999
*	Kensey Nash Corp.	50,563	981
*	MedCath Corp.	84,227	879
*	Palomar Medical
	Technologies, Inc.	69,228	798
*	CorVel Corp.	35,021	770
*	Air Methods Corp.	46,454	743
*	Enzo Biochem, Inc.	119,192	583
*	ArthroCare Corp.	115,764	552
*	ArQule, Inc.	124,240	524
*	Cambrex Corp.	104,006	481
	LCA-Vision Inc.	64,700	266
*	Theragenics Corp.	158,458	185
*	Osteotech, Inc.	83,645	141
			189,206
Industrials (19.4%)
	Watson Wyatt & Co.
	Holdings	179,568	8,587
	Landstar System, Inc.	220,790	8,485
	CLARCOR Inc.	213,065	7,070
*	Teledyne Technologies, Inc.	150,769	6,717
*	Moog Inc.	179,814	6,576
	Lennox International Inc.	197,835	6,388
	Curtiss-Wright Corp.	189,210	6,318
*	EMCOR Group, Inc.	275,886	6,188
*	Kirby Corp.	225,320	6,165
*	Tetra Tech, Inc.	251,780	6,080
	Acuity Brands, Inc.	169,648	5,922
	Brady Corp. Class A	221,858	5,314
	Regal-Beloit Corp.	135,632	5,153
*	Gardner Denver Inc.	219,500	5,123
	The Toro Co.	149,947	4,948
	Kaydon Corp.	143,234	4,920
*	Orbital Sciences Corp.	247,200	4,828
*	Esterline Technologies Corp.	125,112	4,741
	Watsco, Inc.	119,048	4,571
	Valmont Industries, Inc.	73,715	4,523
	Actuant Corp.	235,538	4,480
	Skywest, Inc.	239,892	4,462

			Market
			Value•
		Shares	($000)
	Simpson Manufacturing Co.	157,478	4,372
*	Hub Group, Inc.	158,601	4,208
	Belden Inc.	195,559	4,083
	Mueller Industries Inc.	156,438	3,923
*	Geo Group Inc.	216,173	3,898
	Knight Transportation, Inc.	241,629	3,895
	Heartland Express, Inc.	235,228	3,707
	Briggs & Stratton Corp.	209,645	3,688
	ABM Industries Inc.	186,266	3,548
	Baldor Electric Co.	194,064	3,464
*	United Stationers, Inc.	99,441	3,330
*	Old Dominion
	Freight Line, Inc.	116,265	3,309
	Arkansas Best Corp.	106,605	3,210
	Watts Water
	Technologies, Inc.	124,209	3,102
*	AAR Corp.	164,619	3,031
	Triumph Group, Inc.	69,891	2,968
	Forward Air Corp.	122,125	2,964
	Healthcare Services
	Group, Inc.	182,950	2,914
	Applied Industrial
	Technology, Inc.	153,421	2,903
	A.O. Smith Corp.	96,091	2,837
*	Sykes Enterprises, Inc.	142,263	2,720
	Barnes Group, Inc.	182,005	2,639
*	Astec Industries, Inc.	83,219	2,607
	Robbins & Myers, Inc.	147,790	2,390
*	Ceradyne, Inc.	112,063	2,276
*	Insituform Technologies Inc.
	Class A	113,924	2,243
	Viad Corp.	86,909	2,150
*	Axsys Technologies, Inc.	38,810	2,129
*	Mobile Mini, Inc.	144,004	2,077
	Administaff, Inc.	93,726	2,028
	Kaman Corp. Class A	108,882	1,974
	CIRCOR International, Inc.	71,447	1,965
*	II-VI, Inc.	102,821	1,963
	Universal Forest
	Products, Inc.	71,969	1,937
*	EnPro Industries, Inc.	86,247	1,858
*	Griffon Corp.	197,129	1,839
	Cubic Corp.	66,611	1,812
*	TrueBlue, Inc.	186,240	1,782
	G & K Services, Inc.
	Class A	80,454	1,627
	Lindsay Manufacturing Co.	50,805	1,615
	Quanex Building
	Products Corp.	163,056	1,528
	Tredegar Corp.	82,491	1,500
	Heidrick & Struggles
	International, Inc.	69,553	1,498
	Albany International Corp.	115,190	1,474
	Gibraltar Industries Inc.	115,357	1,377

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	School Specialty, Inc.	68,323	1,306
*	NCI Building Systems, Inc.	80,039	1,305
*	ATC Technology Corp.	86,782	1,270
	Apogee Enterprises, Inc.	120,291	1,246
	Interface, Inc.	245,262	1,138
	Applied Signal
	Technology, Inc.	55,936	1,004
	Cascade Corp.	33,223	992
*	Consolidated Graphics, Inc.	42,627	965
	Standex International Corp.	47,945	951
	John Bean
	Technologies Corp.	115,176	941
*	GenCorp, Inc.	211,955	780
*	On Assignment, Inc.	129,187	732
	CDI Corp.	55,879	723
	Bowne & Co., Inc.	117,042	688
	Vicor Corp.	86,146	569
*	Spherion Corp.	237,224	524
	Wabash National Corp.	113,474	511
*	Lydall, Inc.	78,686	452
	Lawson Products, Inc.	19,714	450
	The Standard Register Co.	45,024	402
*	Clearwater Paper Corp.	47,688	400
*	C & D Technologies, Inc.	122,489	383
*	Volt Information
	Sciences Inc.	48,368	350
*	Magnatek, Inc.	143,088	343
			264,346
Information Technology (16.0%)
*	Itron, Inc.	144,744	9,226
*	Concur Technologies, Inc.	178,889	5,871
*	CACI International, Inc.	126,273	5,694
*	Varian Semiconductor
	Equipment Associates, Inc.	305,066	5,528
*	MICROS Systems, Inc.	338,337	5,522
*	Informatica Corp.	369,841	5,078
*	Comtech
	Telecommunications Corp.	104,112	4,770
*	Microsemi Corp.	340,574	4,305
*	Arris Group Inc.	519,595	4,131
*	Skyworks Solutions, Inc.	700,959	3,883
*	Anixter International Inc.	126,247	3,803
*	Tekelec	279,219	3,725
*	j2 Global
	Communications, Inc.	184,640	3,700
*	Benchmark Electronics, Inc.	275,766	3,522
*	CyberSource Corp.	292,817	3,511
	Quality Systems, Inc.	75,959	3,313
*	Progress Software Corp.	169,032	3,256
*	MKS Instruments, Inc.	207,235	3,065
*	FEI Co.	154,730	2,918
*	Websense, Inc.	187,804	2,811
*	Plexus Corp.	165,861	2,811

			Market
			Value•
		Shares	($000)
*	ViaSat, Inc.	115,184	2,774
*	Cypress
	Semiconductor Corp.	619,352	2,768
*	Cymer, Inc.	125,003	2,739
	MAXIMUS, Inc.	77,388	2,717
*	Intermec, Inc.	203,650	2,704
*	CSG Systems
	International, Inc.	149,023	2,603
*	Cabot Microelectronics Corp.	98,770	2,575
	Take-Two Interactive
	Software, Inc.	328,952	2,487
*	EPIQ Systems, Inc.	148,134	2,475
	Cognex Corp.	167,050	2,472
	Blackbaud, Inc.	183,102	2,472
*	Interwoven Inc.	194,771	2,454
*	Hittite Microwave Corp.	80,977	2,386
*	Synaptics Inc.	139,655	2,313
*	Harmonic, Inc.	403,660	2,265
*	ScanSource, Inc.	111,929	2,157
*	Bankrate, Inc.	56,495	2,147
*	Rogers Corp.	77,082	2,141
*	ATMI, Inc.	134,402	2,074
*	SPSS, Inc.	76,886	2,073
*	Wright Express Corp.	164,084	2,067
*	TriQuint Semiconductor, Inc.	596,194	2,051
	United Online, Inc.	331,444	2,012
*	DealerTrack Holdings Inc.	168,879	2,008
	MTS Systems Corp.	72,593	1,934
	Black Box Corp.	71,930	1,879
*	Forrester Research, Inc.	64,568	1,821
	Heartland Payment
	Systems, Inc.	103,647	1,814
*	Adaptec, Inc.	516,169	1,703
*	EMS Technologies, Inc.	64,897	1,679
	Park Electrochemical Corp.	86,917	1,648
*	Checkpoint Systems, Inc.	166,262	1,636
*	Manhattan Associates, Inc.	102,297	1,617
*	NETGEAR, Inc.	141,315	1,612
*	Brooks Automation, Inc.	270,624	1,572
*	Standard Microsystem Corp.	96,064	1,570
*	Littelfuse, Inc.	93,341	1,549
*	JDA Software Group, Inc.	117,964	1,549
*	Tyler Technologies, Inc.	126,036	1,510
	Micrel, Inc.	195,285	1,428
*	Avid Technology, Inc.	127,284	1,389
*	Blue Coat Systems, Inc.	165,234	1,388
*	Advanced Energy
	Industries, Inc.	138,977	1,383
	Daktronics, Inc.	145,529	1,362
*	Insight Enterprises, Inc.	195,101	1,346
*	Exar Corp.	184,814	1,233
*	Ultratech, Inc.	102,431	1,225
*	THQ Inc.	290,540	1,217
*	Supertex, Inc.	50,436	1,211

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	Cohu, Inc.	99,447	1,208
*	Actel Corp.	100,568	1,179
*	Epicor Software Corp.	244,873	1,175
*	FARO Technologies, Inc.	66,819	1,127
	Methode Electronics, Inc.
	Class A	165,172	1,113
	Bel Fuse, Inc. Class B	49,543	1,050
	InfoSpace, Inc.	137,485	1,038
*	The Knot, Inc.	122,963	1,023
*	Taleo Corp. Class A	130,309	1,020
*	Ciber, Inc.	210,382	1,012
*	Brightpoint, Inc.	227,395	989
*	Newport Corp.	140,788	955
*	DSP Group Inc.	115,326	925
*	Stratasys, Inc.	85,594	920
*	Digi International, Inc.	112,521	913
*	SYNNEX Corp.	79,564	901
*	Integral Systems, Inc.	73,585	887
*	TTM Technologies, Inc.	167,803	874
*	Diodes Inc.	142,833	866
*	Electro Scientific
	Industries, Inc.	119,515	811
*	Veeco Instruments, Inc.	126,107	800
	CTS Corp.	134,918	743
*	Symmetricom Inc.	170,175	672
*	Pericom
	Semiconductor Corp.	115,913	635
	Technitrol, Inc.	181,437	631
*	Novatel Wireless, Inc.	127,324	591
*	Smith Micro Software, Inc.	104,296	580
*	Gerber Scientific, Inc.	111,080	568
*	RadiSys Corp.	102,060	564
*	Perficient, Inc.	118,034	564
*	Kopin Corp.	239,652	489
*	Mercury Computer
	Systems, Inc.	76,028	480
*	Phoenix Technologies Ltd.	125,393	439
	Agilysys, Inc.	102,241	439
	PC-Tel, Inc.	64,704	425
*	Radiant Systems, Inc.	125,227	422
*	Intevac, Inc.	74,042	375
*	Hutchinson Technology, Inc.	107,397	374
*	Rudolph Technologies, Inc.	103,458	365
*	Kulicke &
	Soffa Industries, Inc.	179,960	306
*	Network Equipment
	Technologies, Inc.	102,979	297
*	Startek, Inc.	54,225	241
*	LoJack Corp.	52,186	215
*	Tollgrade
	Communications, Inc.	35,317	169
*	Sonic Solutions, Inc.	88,323	155
	Keithley Instruments Inc.	39,809	145
*	Axcelis Technologies, Inc.	264,799	135

			Market
			Value•
		Shares	($000)
*	Catapult
	Communications Corp.	19,649	129
	Gevity HR, Inc.	72,793	110
			217,696
Materials (3.9%)
	Rock-Tenn Co.	160,870	5,499
	Texas Industries, Inc.	115,859	3,997
*	Calgon Carbon Corp.	227,248	3,491
	Eagle Materials, Inc.	184,703	3,400
	H.B. Fuller Co.	204,368	3,292
	Arch Chemicals, Inc.	105,804	2,758
*	OM Group, Inc.	128,575	2,714
	Wausau Paper Corp.	206,590	2,363
	Deltic Timber Corp.	45,147	2,066
	AMCOL International Corp.	96,326	2,018
	Balchem Corp.	77,093	1,920
	A. Schulman Inc.	111,015	1,887
	NewMarket Corp.	52,183	1,822
	Zep, Inc.	91,048	1,758
*	Century Aluminum Co.	145,995	1,460
*	RTI International Metals, Inc.	99,924	1,430
	Stepan Co.	30,316	1,425
	Schweitzer-Mauduit
	International, Inc.	65,908	1,320
*	PolyOne Corp.	404,336	1,274
*	Headwaters Inc.	167,591	1,131
*	Brush Engineered
	Materials Inc.	80,596	1,025
	Myers Industries, Inc.	120,990	968
	Quaker Chemical Corp.	48,310	795
	Olympic Steel, Inc.	37,560	765
	A.M. Castle & Co.	63,665	690
*	Buckeye Technology, Inc.	170,237	620
	Neenah Paper Inc.	52,305	462
	Penford Corp.	44,778	453
	Georgia Gulf Corp.	151,707	162
			52,965
Telecommunication Services (0.2%)
*	General
	Communication, Inc.	174,491	1,411
	FairPoint
	Communications, Inc.	380,396	1,248
			2,659
Utilities (5.6%)
	Piedmont Natural Gas, Inc.	308,584	9,773
	Atmos Energy Corp.	384,088	9,103
	New Jersey Resources Corp.	177,233	6,974
	Cleco Corp.	253,463	5,787
	South Jersey Industries, Inc.	124,954	4,979
	Northwest Natural Gas Co.	111,220	4,919
	Southwest Gas Corp.	184,806	4,661
	Avista Corp.	229,679	4,451
	UniSource Energy Corp.	149,284	4,383

Tax-Managed Small-Cap Fund

		Market
		Value•
	Shares	($000)
The Laclede Group, Inc.	93,122	4,362
ALLETE, Inc.	110,870	3,578
* El Paso Electric Co.	189,843	3,434
CH Energy Group, Inc.	65,454	3,364
UIL Holdings Corp.	106,471	3,197
American States Water Co.	72,979	2,407
Central Vermont Public
Service Corp.	49,845	1,189
		76,561
Total Common Stocks
(Cost $1,515,734)		1,361,540
Temporary Cash Investment (0.3%)
2 Vanguard Market
Liquidity Fund, 1.378%
(Cost $4,536)	4,536,091	4,536
Total Investments (100.4%)
(Cost $1,520,270)		1,366,076
Other Assets and Liabilities (–0.4%)
Other Assets		29,355
Liabilities		(35,019)
		(5,664)
Net Assets (100%)		1,360,412

At December 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	1,656,779
Overdistributed Net Investment Income	(2,440)
Accumulated Net Realized Losses	(139,733)
Unrealized Appreciation (Depreciation)	(154,194)
Net Assets	1,360,412

Investor Shares—Net Assets
Applicable to 72,162,489 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,258,351
Net Asset Value Per Share—
Investor Shares	$17.44

Institutional Shares—Net Assets
Applicable to 5,842,686 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	102,061
Net Asset Value Per Share—
Institutional Shares	$17.47

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.

1 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Statement of Operations

Year Ended
December 31, 2008
($000)
Investment Income
Income
Dividends[1]	22,801
Interest[1]	61
Total Income	22,862
Expenses
The Vanguard Group—Note B
Investment Advisory Services	93
Management and Administrative—Investor Shares	1,651
Management and Administrative—Institutional Shares	79
Marketing and Distribution—Investor Shares	438
Marketing and Distribution—Institutional Shares	44
Custodian Fees	19
Auditing Fees	23
Shareholders’ Reports—Investor Shares	15
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	2
Total Expenses	2,364
Net Investment Income	20,498
Realized Net Gain (Loss)
Investment Securities Sold[1]	96,863
Futures Contracts	32
Realized Net Gain (Loss)	96,895
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(747,423)
Net Increase (Decrease) in Net Assets Resulting from Operations	(630,030)

1 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $386,000, $61,000, and ($21,812,000), respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	20,498	17,465
Realized Net Gain (Loss)	96,895	107,257
Change in Unrealized Appreciation (Depreciation)	(747,423)	(113,587)
Net Increase (Decrease) in Net Assets Resulting from Operations	(630,030)	11,135
Distributions
Net Investment Income
Investor Shares	(19,336)	(16,119)
Institutional Shares	(1,688)	(1,611)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
Total Distributions	(21,024)	(17,730)
Capital Share Transactions
Investor Shares	53,676	41,062
Institutional Shares	(6,279)	46,300
Net Increase (Decrease) from Capital Share Transactions	47,397	87,362
Total Increase (Decrease)	(603,657)	80,767
Net Assets
Beginning of Period	1,964,069	1,883,302
End of Period[1]	1,360,412	1,964,069

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($2,440,000) and ($1,914,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$25.62	$25.72	$22.70	$21.25	$17.44
Investment Operations
Net Investment Income	.266	.229	.191	.193	.172
Net Realized and Unrealized Gain (Loss)
on Investments[1]	(8.174)	(.097)	3.023	1.454	3.811
Total from Investment Operations	(7.908)	.132	3.214	1.647	3.983
Distributions
Dividends from Net Investment Income	(.272)	(.232)	(.194)	(.197)	(.173)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.272)	(.232)	(.194)	(.197)	(.173)
Net Asset Value, End of Period	$17.44	$25.62	$25.72	$22.70	$21.25

Total Return[2]	–30.82%	0.51%	14.15%	7.74%	22.84%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,258	$1,793	$1,756	$1,458	$1,282
Ratio of Total Expenses to
Average Net Assets	0.14%	0.13%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to
Average Net Assets	1.16%	0.86%	0.78%	0.92%	0.96%
Portfolio Turnover Rate[3]	32%	53%	42%	20%	19%

1 Includes increases from redemption fees of $.01, $.01, $.01, $.01, and $.01.

2 Total returns do not reflect the 1% redemption fee on shares held less than five years; the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year; or the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$25.66	$25.77	$22.74	$21.28	$17.47
Investment Operations
Net Investment Income	.275	.242	.209	.213	.178
Net Realized and Unrealized Gain (Loss)
on Investments[1]	(8.184)	(.108)	3.028	1.454	3.811
Total from Investment Operations	(7.909)	.134	3.237	1.667	3.989
Distributions
Dividends from Net Investment Income	(.281)	(.244)	(.207)	(.207)	(.179)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.281)	(.244)	(.207)	(.207)	(.179)
Net Asset Value, End of Period	$17.47	$25.66	$25.77	$22.74	$21.28

Total Return[2]	–30.77%	0.51%	14.23%	7.82%	22.83%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$102	$171	$128	$94	$15
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	1.21%	0.90%	0.83%	0.97%	1.01%
Portfolio Turnover Rate[3]	32%	53%	42%	20%	19%

1 Includes increases from redemption fees of $.01, $.01, $.01, $.00, and $.01.

2 Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Notes to Financial Statements

Vanguard Tax-Managed Small-Cap Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Tax-Managed Small-Cap Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2008, the fund had contributed capital of $349,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 0.14% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences are primarily attributed to tax deferral of losses on washsales and will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2008, the fund realized $193,086,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2008, the fund had $159,000 of ordinary income available for distribution. The fund had available realized losses of $123,667,000 to offset future net capital gains of $2,167,000 through December 31, 2011, $9,132,000 through December 31, 2015, $86,306,000 through December 31, 2016, and $26,062,000 through December 31, 2017.

At December 31, 2008, the cost of investment securities for tax purposes was $1,536,335,000. Net unrealized depreciation of investment securities for tax purposes was $170,259,000, consisting of unrealized gains of $149,620,000 on securities that had risen in value since their purchase and $319,879,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the year ended December 31, 2008, the fund purchased $930,213,000 of investment securities and sold $887,256,000 of investment securities, other than temporary cash investments.

Tax-Managed Small-Cap Fund

E. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2008		2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	520,702	22,445	446,451	16,708
Issued in Lieu of Cash Distributions	15,709	940	13,098	507
Redeemed[1]	(482,735)	(21,216)	(418,487)	(15,473)
Net Increase (Decrease)—Investor Shares	53,676	2,169	41,062	1,742
Institutional Shares
Issued	35,129	1,461	46,719	1,725
Issued in Lieu of Cash Distributions	1,126	67	839	32
Redeemed[1]	(42,534)	(2,347)	(1,258)	(48)
Net Increase (Decrease)—Institutional Shares	(6,279)	(819)	46,300	1,709

1 Net of redemption fees for 2008 and 2007 of $881,000 and $492,000, respectively (fund totals).

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At December 31, 2008, 100% of the fund’s investments were valued based on Level 1 inputs.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Tax-Managed Funds and the Shareholders of Vanguard Tax-Managed Balanced Fund, Vanguard Tax-Managed Growth and Income Fund, Vanguard Tax-Managed Capital Appreciation Fund and Vanguard Tax-Managed Small-Cap Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Tax-Managed Balanced Fund, Vanguard Tax-Managed Growth and Income Fund, Vanguard Tax-Managed Capital Appreciation Fund and Vanguard Tax-Managed Small-Cap Fund (constituting separate portfolios of Vanguard Tax-Managed Funds, hereafter referred to as the “Funds”) at December 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian, and by agreement to the underlying ownership records of the Vanguard funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 23, 2009

Special 2008 tax information (unaudited) for Vanguard Tax Managed Funds

This information for the fiscal year ended December 31, 2008, is included pursuant to provisions of the Internal Revenue Code.

The Tax-Managed Balanced Fund designates 72.08% of its income dividends as exempt-interest dividends.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Qualified Dividend Income
Tax-Managed Fund	($000)
Balanced	5,691
Growth and Income	60,985
Capital Appreciation	64,259
Small-Cap	19,573

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Tax-Managed Fund	Percentage
Balanced	99.2%[1]
Growth and Income	100.0
Capital Appreciation	100.0
Small-Cap	96.8

1 The percentage applies only to the taxable ordinary income that has been reported on Form 1099-DIV.

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-t ax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-t ax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns[1]
Periods Ended December 31, 2008
	One	Five	Ten
	Year	Years	Years[2]
Tax-Managed Balanced Fund
Returns Before Taxes	–19.12%	1.01%	2.40%
Returns After Taxes on Distributions	–19.22	0.90	2.29
Returns After Taxes on Distributions and Sale of Fund Shares	–11.56	1.23	2.37

Tax-Managed Growth and Income Fund Investor Shares
Returns Before Taxes	–37.65%	–2.25%	–1.40%
Returns After Taxes on Distributions	–37.88	–2.53	–1.75
Returns After Taxes on Distributions and Sale of Fund Shares	–24.07	–1.80	–1.24

Tax-Managed Capital Appreciation Fund Investor Shares
Returns Before Taxes	–38.23%	–1.89%	–0.71%
Returns After Taxes on Distributions	–38.46	–2.11	–0.94
Returns After Taxes on Distributions and Sale of Fund Shares	–24.57	–1.54	–0.63

Tax-Managed Small-Cap Fund Investor Shares
Returns Before Taxes	–31.50%	0.99%	6.68%
Returns After Taxes on Distributions	–31.68	0.84	6.49
Returns After Taxes on Distributions and Sale of Fund Shares	–20.28	0.87	5.82

1 All fund returns are adjusted to reflect fees. Each of the Vanguard Tax-Managed Funds assesses a 1% fee on redemptions of shares held in the fund for less than five years. Total returns do not reflect the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Since inception for the Tax-Managed Small-Cap Fund (March 25, 1999).

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the 1% fee on redemptions of shares held for less than five years, nor do they include the account service fee described in the prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Managed Fund	6/30/2008	12/31/2008	Period[1]
Based on Actual Fund Return
Balanced	$1,000.00	$854.93	$0.70
Growth and Income
Investor Shares	$1,000.00	$715.06	$0.78
Admiral Shares	1,000.00	715.32	0.48
Institutional Shares	1,000.00	715.42	0.30
Capital Appreciation
Investor Shares	$1,000.00	$698.31	$0.77
Admiral Shares	1,000.00	698.52	0.47
Institutional Shares	1,000.00	698.67	0.30
Small-Cap
Investor Shares	$1,000.00	$743.61	$0.66
Institutional Shares	1,000.00	744.01	0.44
Based on Hypothetical 5% Yearly Return
Balanced	$1,000.00	$1,024.45	$0.77
Growth and Income
Investor Shares	$1,000.00	$1,024.30	$0.92
Admiral Shares	1,000.00	1,024.65	0.56
Institutional Shares	1,000.00	1,024.85	0.36
Capital Appreciation
Investor Shares	$1,000.00	$1,024.30	$0.92
Admiral Shares	1,000.00	1,024.65	0.56
Institutional Shares	1,000.00	1,024.85	0.36
Small-Cap
Investor Shares	$1,000.00	$1,024.45	$0.77
Institutional Shares	1,000.00	1,024.70	0.51

1 The calculations are based on expenses incurred during the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Tax-Managed Balanced Fund, 0.15%; for the Tax-Managed Growth and Income Fund, 0.18% for Investor Shares, 0.11% for Admiral Shares, and 0.07% for Institutional Shares; for the Tax-Managed Capital Appreciation Fund, 0.18% for Investor Shares, 0.11% for Admiral Shares, and 0.07% for Institutional Shares; for the Tax-Managed Small-Cap Fund, 0.15% for Investor Shares and 0.10% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Largest State Concentrations. An indicator of diversification. The less concentrated a fund’s holdings of bonds, the less the fund will be hurt by any financial problems in a single state or region.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 155 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Chairman of the Board and Interested Trustee	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
Occupation(s) During the Past Five Years: Chairman,
John J. Brennan[1]	President, and Chief Executive Officer of Rohm and
Born 1954. Trustee Since May 1987. Chairman of	Haas Co. (chemicals); Board Member of the American
the Board. Principal Occupation(s) During the Past Five	Chemistry Council; Director of Tyco International, Ltd.
Years: Chairman of the Board and Director/Trustee of	(diversified manufacturing and services), since 2005.
The Vanguard Group, Inc., and of each of the investment
companies served by The Vanguard Group; Chief
Executive Officer and President of The Vanguard Group	Amy Gutmann
and of each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group (1996–2008).	Occupation(s) During the Past Five Years: President of
the University of Pennsylvania since 2004; Professor in
the School of Arts and Sciences, Annenberg School for
Independent Trustees	Communication, and Graduate School of Education of
the University of Pennsylvania since 2004; Provost
(2001–2004) and Laurance S. Rockefeller Professor of
Charles D. Ellis	Politics and the University Center for Human Values
Born 1937. Trustee Since January 2001. Principal	(1990–2004), Princeton University; Director of Carnegie
Occupation(s) During the Past Five Years: Applecore	Corporation of New York since 2005 and of Schuylkill
Partners (pro bono ventures in education); Senior	River Development Corporation and Greater Philadelphia
Advisor to Greenwich Associates (international business	Chamber of Commerce since 2004; Trustee of the
strategy consulting); Successor Trustee of Yale University;	National Constitution Center since 2007.
Overseer of the Stern School of Business at New York
University; Trustee of the Whitehead Institute for
Biomedical Research.	JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Retired
Emerson U. Fullwood	Corporate Vice President, Chief Global Diversity Officer,
Born 1948. Trustee Since January 2008. Principal	and Member of the Executive Committee of Johnson &
Occupation(s) During the Past Five Years: Retired	Johnson (pharmaceuticals/consumer products); Vice
Executive Chief Staff and Marketing Officer for	President and Chief Information Officer (1997–2005)
North America and Corporate Vice President of	of Johnson & Johnson; Director of the University
Xerox Corporation (photocopiers and printers);	Medical Center at Princeton and Women’s Research
Director of SPX Corporation (multi-industry	and Education Institute.
manufacturing), of the United Way of Rochester,
and of the Boy Scouts of America.

André F. Perold	F. William McNabb III[1]
Born 1952. Trustee Since December 2004. Principal	Born 1957. Chief Executive Officer Since August 2008.
Occupation(s) During the Past Five Years: George Gund	President Since March 2008. Principal Occupation(s)
Professor of Finance and Banking, Senior Associate	During the Past Five Years: Chief Executive Officer,
Dean, and Director of Faculty Recruiting, Harvard	Director, and President of The Vanguard Group, Inc.,
Business School; Director and Chairman of UNX, Inc.	since 2008; Chief Executive Officer and President of
(equities trading firm); Chair of the Investment	each of the investment companies served by The
Committee of HighVista Strategies LLC (private	Vanguard Group since 2008; Director of Vanguard
investment firm) since 2005.	Marketing Corporation; Managing Director of The
Vanguard Group (1995–2008).

Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Heidi Stam[1]
Occupation(s) During the Past Five Years: Chairman,	Born 1956. Secretary Since July 2005. Principal
President, Chief Executive Officer, and Director of	Occupation(s) During the Past Five Years: Managing
NACCO Industries, Inc. (forklift trucks/housewares/	Director of The Vanguard Group, Inc., since 2006;
lignite); Director of Goodrich Corporation (industrial	General Counsel of The Vanguard Group since 2005;
products/aircraft systems and services).	Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
J. Lawrence Wilson	Vanguard Marketing Corporation since 2005; Principal
Born 1936. Trustee Since April 1985. Principal	of The Vanguard Group (1997–2006).
Occupation(s) During the Past Five Years: Retired
Chairman and Chief Executive Officer of Rohm and
Haas Co. (chemicals); Director of Cummins Inc. (diesel	Vanguard Senior Management Team
engines) and AmerisourceBergen Corp. (pharmaceutical
distribution); Trustee of Vanderbilt University and of
Culver Educational Foundation.	R. Gregory Barton	James M. Norris
	Mortimer J. Buckley	Ralph K. Packard
	Kathleen C. Gubanich	Glenn W. Reed
Executive Officers	Paul A. Heller	George U. Sauter
Michael S. Miller

Thomas J. Higgins[1]
Born 1957. Chief Financial Officer Since September	Founder
2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Financial Officer of each of the investment companies	John C. Bogle
served by The Vanguard Group since 2008; Treasurer	Chairman and Chief Executive Officer, 1974–1996
of each of the investment companies served by The
Vanguard Group (1998–2008).

Kathryn J. Hyatt[1]
Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal of
The Vanguard Group, Inc.; Treasurer of each of the
investment companies served by The Vanguard
Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
(1988–2008).

1 These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739

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guidelines by visiting our website, www.vanguard.com,
Text Telephone for People	and searching for “proxy voting guidelines,” or by
With Hearing Impairment > 800-952-3335	calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
This material may be used in conjunction	the 12 months ended June 30. To get the report, visit
with the offering of shares of any Vanguard	either www.vanguard.com or www.sec.gov.
fund only if preceded or accompanied by
the fund’s current prospectus.
You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
The funds or securities referred to herein are not	To find out more about this public service, call the SEC
sponsored, endorsed, or promoted by MSCI, and MSCI	at 202-551-8090. Information about your fund is also
bears no liability with respect to any such funds or	available on the SEC’s website, and you can receive
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any related funds.	Commission, Washington, DC 20549-0102.

Russell is a trademark of The Frank Russell Company.

© 2009 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q870 022009

# Vanguard Tax-Managed International Fund Annual Report

December 31, 2008

Investor Shares

Institutional Shares

Vanguard Europe Pacific ETF Shares

>	For the fiscal year ended December 31, 2008, Vanguard Tax-Managed International Fund (which has the same portfolio as the Europe Pacific ETF) returned about –41%.

>	As with securities markets in the United States, the portfolio’s biggest problems stemmed from fallout in the financial sector.

>	The fund has continued to avoid any taxable capital gain distributions to shareholders.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
Fund Profile	7
Performance Summary	9
Financial Statements	11
Your Fund’s After-Tax Returns	32
About Your Fund’s Expenses	33
Glossary	35

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2008
	Ticker	Total
	Symbol	Returns
Vanguard Tax-Managed International Fund
Investor Shares	VTMGX	–41.27%
Institutional Shares[1]	VTMNX	–41.27
Vanguard Europe Pacific ETF Shares[2]	VEA
Market Price		–40.57
Net Asset Value		–41.25
MSCI EAFE Index		–43.38
Average International Fund[3]		–44.24

Your Fund’s Performance at a Glance

December 31, 2007–December 31, 2008

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Tax-Managed International Fund
Investor Shares	$15.40	$8.74	$0.289	$0.000
Institutional Shares	15.41	8.74	0.295	0.000
Europe Pacific ETF Shares	47.92	27.18	0.930	0.000

1 This class of shares carries lower expenses and is available for a minimum investment of $5 million.

2 Vanguard ETF™ Shares are traded on the NYSE Arca exchange and are available only through brokers. The table shows ETF returns based on both the NYSE Arca exchange market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

3 Derived from data provided by Lipper Inc.

1

President’s Letter

Dear Shareholder,

As you know, 2008 was a difficult year for domestic and foreign stocks alike. All sectors and countries in the MSCI EAFE Index posted negative returns for the period. Vanguard Tax-Managed International Fund and its exchange-traded share class, Europe Pacific ETF, closely tracked the benchmark, resulting in Investor and Institutional Share returns of –41.27% and an ETF Share return of –41.25%. (The Total Returns chart on page 1 shows that the fund’s return slightly exceeded that of its benchmark. However, this doesn’t account for short-term discrepancies that arose from fair-value pricing, which is described more fully later in this letter.)

The fund met its tax-management objective, as it has since its inception date. The Performance at a Glance chart, also on page 1, shows that the fund’s manager, Vanguard’s Quantitative Equity Group, continued to avoid distributing capital gains that the fund accrued in previous years. The manager used a variety of portfolio management strategies to avoid realizing capital gains while deviating as little as possible from a pure indexing strategy.

Global stock markets faced historic challenges

Problems that had festered in the financial markets for much of 2008 erupted in the year’s final months, leading to high-profile

2

bankruptcies and government rescues. U.S. stocks lost about –23% for the fourth quarter. For the full 12 months, the U.S. stock market returned about –37%, the worst calendar-year performance since 1931. The financial sector, the epicenter of the crisis, was hardest hit, but no sector was safe from the market’s violent downdraft.

Overseas, the news was worse. Stock markets outside the United States returned about –45%, as credit-market turmoil and economic distress reverberated worldwide. Emerging markets fell especially hard, in part because of collapsing commodity prices, which put pressure on the group’s many natural-resource producers.

U.S. Treasuries provided a safe and liquid haven

Bonds provided shelter from the stock market turmoil, though strength was largely confined to U.S. Treasuries. Treasuries surged as investors bid up the highest-quality, most liquid securities. The Federal Reserve Board added fuel to the rally with repeated cuts in its target for the federal funds rate, a benchmark for short-term interest rates. At the start of 2008, the federal funds rate stood at 4.25%; by year-end, it was between 0.00% and 0.25%.

U.S. government-backed mortgage securities also performed well, though corporate and municipal bonds struggled. For the full year, the broad taxable bond market returned 5.24%.

Market Barometer
	Average Annual Total Returns
	Periods Ended December 31, 2008
	One Year	Three Years	Five Years
Stocks
MSCI All Country World Index ex USA (International)	–45.24%	–6.57%	3.00%
Russell 1000 Index (Large-caps)	–37.60	–8.66	–2.04
Russell 2000 Index (Small-caps)	–33.79	–8.29	–0.93
Dow Jones Wilshire 5000 Index (Entire market)	–37.34	–8.43	–1.67

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad taxable market)	5.24%	5.51%	4.65%
Barclays Capital Municipal Bond Index	–2.47	1.86	2.71
Citigroup 3-Month Treasury Bill Index	1.80	3.76	3.10

CPI
Consumer Price Index	0.09%	2.22%	2.67%

3

Negative returns across the board made for disappointing results

During what turned out to be one of the worst years on record for the world’s stock markets, Vanguard Tax-Managed International Fund was no stranger to the widespread disruption, returning about –41% for the period. (As noted earlier, the fund’s return was slightly ahead of that of its target index for the past 12 months. This difference was mostly the result of fair-value pricing, which allows the fund to calculate its net asset value based on real-time developments not reflected in closing prices set in overseas markets that operate in different time zones. When fair-value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its index, which doesn’t incorporate fair-value pricing. This discrepancy corrects itself when market prices reflect fair value, usually the next day.)

The fund posted negative results in all of the index’s countries and sectors for the 12 months. Holdings in overseas developed markets—which account for all of the fund’s assets—experienced problems similar to those in the United States.

Across virtually all markets, financial stocks had the biggest negative impact. Financials represented about a quarter of the fund’s assets and lost –55% worldwide, accounting for more than a one-third of the fund’s negative return. As in the United States,

Expense Ratios[1]
Your Fund Compared With Its Peer Group
Expense
Ratio
Tax-Managed International Fund
Investor Shares	0.15%
Institutional Shares	0.09%
Europe Pacific ETF Shares	0.12%[2]
Average International Fund	1.48%

1 The fund expense ratios shown are from the prospectus dated July 29, 2008. For the fiscal year ended December 31, 2008, the fund’s expense ratios were 0.15% for Investor Shares, 0.09% for Institutional Shares, and 0.11% for Europe Pacific ETF Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2007.

4

subprime-mortgage crisis crippled mortgage companies and big banks alike.

The crisis in the financial sector quickly spread to other sectors. Consumer discretionary stocks—comprising almost 10% of both the fund and the index at year-end— took a big hit as consumers around the world reined in their spending for the year. Materials (–52%) and industrials (–44%) also suffered as development plans across the globe came to a halt.

Consumer staples (–31%), utilities (–28%), and health care (–19%) were the sectors least affected by the chaos. This wasn’t surprising, since these areas of the market usually tend to weather bear markets better.

The challenge for investors: Keep an eye on the future

The past 12 months have been an unsettling time for investors globally as they experienced the extreme volatility in the financial markets and saw the world fall into a potentially deep recession. Unfortunately, Vanguard Tax-Managed International Fund did not escape the market’s furor.

However, we believe that the past year does nothing to invalidate the long-term case for equities. Although no one can predict how long the global recession will last, we expect stocks to outperform less-risky assets in the long run precisely because stocks can occasionally produce

Total Returns
August 17, 1999,[1] Through December 31, 2008
Average
Annual Return
Tax-Managed International Fund Investor Shares	0.60%
MSCI EAFE Index	0.21
Average International Fund[2]	–0.15

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1 Fund Inception.

2 Derived from data provided by Lipper Inc.

5

such dismal returns. Financial theory, affirmed by historical evidence, dictates that investors need to be compensated for this risk.

With its low expenses, proven tax-management strategy, and broad exposure to the international equity markets, the Tax-Managed International Fund can help put your investment program in a position to benefit when the financial markets stage a recovery.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

January 20, 2009

Vanguard Europe Pacific ETF
Premium/Discount: July 20, 2007[1]–December 31, 2008

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	128	34.88%	21	5.72%
25–49.9	138	37.60	5	1.36
50–74.9	36	9.81	1	0.27
75–100.0	12	3.27	3	0.82
>100.0	20	5.45	3	0.82
Total	334	91.01%	33	8.99%

1 Inception.

2 One basis point equals 1/100 of a percentage point.

6

Tax-Managed International Fund

Fund Profile

As of December 31, 2008

Portfolio Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	971	989	1,827
Turnover Rate	16%	—	—
Expense Ratio
(12/31/2007)[3]		—	—
Investor Shares	0.15%
Institutional Shares	0.09%
Europe Pacific
ETF Shares	0.12%[4]
Short-Term Reserves	0.0%	—	—

Volatility Measures[5]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.98	0.96
Beta	0.98	0.90

Sector Diversification (% of equity exposure)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	9.7%	9.6%	8.4%
Consumer Staples	10.1	10.3	9.1
Energy	8.6	8.5	10.8
Financials	22.0	22.6	23.2
Health Care	9.7	9.8	8.0
Industrials	11.8	11.6	10.5
Information Technology	5.3	5.1	6.0
Materials	8.0	7.8	9.4
Telecommunication
Services	7.1	7.0	7.9
Utilities	7.7	7.7	6.7

Ten Largest Holdings[6] (% of total net assets)

Royal Dutch Shell PLC	integrated oil
	and gas	2.1%
Nestle SA (Registered)	packaged foods
	and meats	1.9
BP PLC	integrated oil
	and gas	1.9
HSBC Holdings PLC	diversified banks	1.5
Novartis AG (Registered)	pharmaceuticals	1.5
Total SA	integrated oil
	and gas	1.5
Vodafone Group PLC	wireless
	telecommunication
	services	1.4
Roche Holdings AG	pharmaceuticals	1.4
GlaxoSmithKline PLC	pharmaceuticals	1.2
Telefonica SA	integrated
	telecommunication
	services	1.2
Top Ten		15.6%

Fund Allocation by Region

1 MSCI EAFE Index.

2 MSCI All Country World Index ex USA.

3 The expense ratios shown are from the prospectus dated July 29, 2008. For the fiscal year ended December 31, 2008, the expense ratios were 0.15% for Investor Shares, 0.09% for Institutional Shares, and 0.11% for Europe Pacific ETF Shares.

4 Annualized.

5 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

6 The holdings listed exclude any temporary cash investments and equity index products.

7

Tax-Managed International Fund

Market Diversification (% of equity exposure)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Europe
United Kingdom	20.0%	19.9%	15.2%
France	10.4	10.9	8.3
Germany	8.8	8.7	6.7
Switzerland	8.3	8.4	6.4
Spain	4.6	4.5	3.5
Italy	3.6	3.7	2.8
Netherlands	2.5	2.4	1.9
Sweden	2.0	2.0	1.5
Finland	1.4	1.4	1.1
Other European
Markets	3.9	3.6	2.8
Subtotal	65.5%	65.5%	50.2%
Pacific
Japan	25.3%	25.3%	19.3%
Australia	6.0	6.0	4.6
Hong Kong	2.0	2.0	1.5
Singapore	1.1	1.1	0.8
Other Pacific Markets	0.1	0.1	0.1
Subtotal	34.5%	34.5%	26.3%
Emerging Markets
Combined	—	—	17.1%
North America
Canada	—	—	6.4%

1 MSCI EAFE Index.

2 MSCI All Country World Index ex USA.

8

Tax-Managed International Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 17,1999–December 31, 2008

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2008			Final Value
			Since	of a $10,000
	One Year	Five Years	Inception[1]	Investment
Tax-Managed International Fund Investor Shares[2]	–41.27%	2.40%	0.60%	$10,579
Fee-Adjusted Returns[3]	–41.84	2.40	0.60	10,579
MSCI All Country World Index ex USA	–45.24	3.00	1.51	11,510
MSCI EAFE Index	–43.38	1.66	0.21	10,198
Average International Fund[4]	–44.24	1.16	–0.15	9,856

				Final Value of a
			Since	$5,000,000
	One Year	Five Years	Inception[1]	Investment
Tax-Managed International Fund Institutional Shares	–41.27%	2.44%	0.44%	$5,178,408
Fee-Adjusted Returns[5]	–41.84	2.44	0.44	5,178,408
MSCI All Country World Index ex USA	–45.24	3.00	1.31	5,546,692
MSCI EAFE Index	–43.38	1.66	–0.07	4,973,600

1 Performance for the fund’s Investor Shares and its comparative standards is calculated since the following inception dates: August 17, 1999, for Investor Shares; January 4, 2001, for Institutional Shares.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Reflects the 1% fee assessed on redemptions of shares held in the fund for less than five years, but not the account service fee that may be applicable to certain accounts with balances below $10,000.

4 Derived from data provided by Lipper Inc.

5 Reflects the 1% fee assessed on redemptions of shares held in the fund for less than five years.

9

Tax-Managed International Fund

	Average Annual Total Returns
	Periods Ended December 31, 2008		Final Value
		Since	of a $10,000
	One Year	Inception[1]	Investment
Europe Pacific ETF Shares Net Asset Value	–41.25%	–31.68%	$5,757
MSCI All Country World Index ex USA	–45.24	–34.09	5,465
MSCI EAFE Index	–43.38	–33.45	5,542

Cumulative Returns of ETF Shares: July 20, 2007–December 31, 2008
		Cumulative
	One Year	Since Inception[1]
Europe Pacific ETF Shares Market Price	–40.57%	–41.87%
Europe Pacific ETF Shares Net Asset Value	–41.25	–42.43
MSCI EAFE Index	–43.38	–44.58

Fiscal-Year Total Returns (%): August 17, 1999–December 31, 2008

1 Performance for the fund’s Europe Pacific ETF Shares and comparative standards is calculated since the ETF Shares’ inception: July 20, 2007.

Note: See Financial Highlights tables for dividend and capital gains information.

10

Tax-Managed International Fund

Financial Statements

Statement of Net Assets

As of December 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Common Stocks (100.5%)
Australia (6.0%)
BHP Billiton Ltd.	1,628,929	35,302
Westpac Banking
Corp., Ltd.	1,485,429	18,175
Commonwealth
Bank of Australia	693,945	14,566
National Australia Bank Ltd.	886,003	13,288
Woolworths Ltd.	600,714	11,427
Australia & New Zealand
Bank Group Ltd.	969,864	10,682
QBE Insurance Group Ltd.	465,332	8,580
CSL Ltd.	299,099	7,195
Woodside Petroleum Ltd.	242,215	6,394
Telstra Corp. Ltd.	2,140,958	5,847
Newcrest Mining Ltd.	230,883	5,606
Origin Energy Ltd.	440,575	5,069
Wesfarmers Ltd.	317,631	4,090
Foster’s Group Ltd.	986,757	3,872
Rio Tinto Ltd.	140,832	3,850
Brambles Ltd.	704,157	3,732
AMP Ltd.	931,715	3,624
Santos Ltd.	310,316	3,317
Macquarie Group, Ltd.	140,568	2,910
Suncorp-Metway Ltd.	483,909	2,910
Insurance Australia
Group Ltd.	998,649	2,776
AGL Energy Ltd.	234,615	2,552
Transurban Group	636,222	2,455
Australian Stock
Exchange Ltd.	91,077	2,172
Coca-Cola Amatil Ltd.	313,464	2,055
Sonic Healthcare Ltd.	197,147	2,049
Amcor Ltd.	470,642	1,951
Orica Ltd.	175,698	1,759
AXA Asia Pacific
Holdings Ltd.	458,148	1,624
Leighton Holdings Ltd.	80,220	1,590
Metcash Ltd.	494,849	1,546
Toll Holdings Ltd.	346,119	1,526

		Market
		Value•
	Shares	($000)
Tabcorp Holdings Ltd.	296,958	1,482
Computershare Ltd.	263,643	1,470
Cochlear Ltd.	33,201	1,312
Tatt’s Group, Ltd.	639,569	1,274
Boral Ltd.	348,896	1,153
Incitec Pivot Ltd.	640,222	1,145
Lend Lease Corp.	211,930	1,089
Qantas Airways Ltd.	549,153	1,032
BlueScope Steel Ltd.	407,388	1,021
Lion Nathan Ltd.	173,930	1,019
CSR Ltd.	782,880	988
WorleyParsons Ltd.	92,259	939
Goodman Fielder Ltd.	952,597	903
Bendigo Bank Ltd.	109,885	867
James Hardie Industries NV	257,043	859
Crown Ltd.	195,820	837
Alumina Ltd.	729,914	750
Wesfarmers, Ltd. Price
Protected Shares	54,884	706
Harvey Norman
Holdings Ltd.	364,423	690
Perpetual Trustees
Australia Ltd.	24,915	665
Sims Metal
Management Ltd.	49,434	617
John Fairfax Holdings Ltd.	508,250	595
Aristocrat Leisure Ltd.	194,745	541
OneSteel Ltd.	295,488	521
Macquarie Airports Group	297,349	511
Asciano Group	435,652	473
OZ Minerals Ltd.	1,025,514	401
Nufarm Ltd.	46,340	349
Billabong International Ltd.	55,078	309
Caltex Australia Ltd.	44,220	228
Sims Metal
Management Ltd.	3,072	38
		219,275
Austria (0.3%)
Telekom Austria AG	180,342	2,637
OMV AG	87,353	2,333

11

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
	Erste Bank der
	Oesterreichischen
	Sparkassen AG	97,702	2,286
	Oesterreichische
	Elektrizitaetswirtschafts
	AG Class A	38,718	1,799
	Voestalpine AG	42,610	925
	Raiffeisen International
	Bank-Holding AG	31,949	893
	Vienna Insurance Group	23,954	836
	Wienerberger AG	29,046	498
	Strabag SE	17,762	417
			12,624
Belgium (0.7%)
	Anheuser-Busch InBev NV	178,382	4,163
	Delhaize Group	52,516	3,262
	Belgacom SA	83,126	3,194
	KBC Bank &
	Verzekerings Holding	84,736	2,559
	Solvay SA	32,501	2,425
	Colruyt NV	9,386	2,027
	UCB SA	61,391	2,012
	Umicore	70,439	1,399
	Dexia	301,584	1,374
	Fortis	823,354	1,091
	Mobistar SA	11,557	838
	KBC Ancora	15,300	267
			24,611
Brazil (0.0%)
*	Anheuser-Busch InBev
	NV (Brussels Shares)	106,848	1

Denmark (0.8%)
	Novo Nordisk A/S
	B Shares	209,038	10,839
*	Vestas Wind Systems A/S	88,944	5,261
	AP Moller-Maersk A/S
	B Shares	593	3,208
	Danske Bank A/S	240,580	2,436
	Novozymes A/S	17,474	1,409
	Carlsberg A/S B Shares	40,186	1,320
	AP Moller-Maersk A/S
	A Shares	208	1,144
*	Topdanmark A/S	8,390	1,104
	DSV A/S	69,850	764
	Danisco A/S	18,079	742
	FLS Industries A/S B Shares	19,188	677
*	William Demant A/S	15,800	665
	Trygvesta A/S	9,805	621
	Coloplast A/S B Shares	8,800	612
*	Jyske Bank A/S	17,635	414
			31,216
Finland (1.4%)
	Nokia Oyj	1,765,082	27,835
	Fortum Oyj	210,604	4,600

			Market
			Value•
		Shares	($000)
	Sampo Oyj A Shares	220,160	4,188
	UPM-Kymmene Oyj	202,661	2,611
	Stora Enso Oyj R Shares	224,105	1,784
	Kone Oyj	75,416	1,699
	Wartsila Oyj B Shares	50,375	1,530
	Neste Oil Oyj	86,048	1,302
	Pohjola Bank PLC	66,215	925
	Elisa Oyj Class A	52,643	921
	Nokian Renkaat Oyj	70,818	809
	Kesko Oyj	23,960	607
	Metso Oyj	45,840	564
	Orion Oyj	31,800	543
	Outokumpu Oyj A Shares	44,600	533
	Rautaruuki Oyj	29,370	515
	Sanoma Oyj	28,549	373
			51,339
France (10.5%)
	Total SA	988,616	54,621
	Sanofi-Aventis	487,883	31,360
	Gaz de France	509,395	25,410
	France Telecom SA	850,010	23,809
	Vivendi SA	544,037	17,820
	BNP Paribas SA	381,688	16,557
	Axa	720,619	16,254
	Groupe Danone	203,368	12,348
	Carrefour SA	295,401	11,475
	Societe Generale Class A	220,026	11,218
	Air Liquide SA	115,662	10,644
	L’Oreal SA	114,067	10,004
	Vinci SA	195,876	8,307
	Schneider Electric SA	104,261	7,801
	LVMH Louis Vuitton
	Moet Hennessy	114,536	7,714
	Cie. de St. Gobain SA	134,886	6,405
	Alstom	101,050	6,052
	Pernod Ricard SA	77,337	5,774
	Veolia Environnement	181,348	5,748
	Unibail Co.	32,212	4,836
	Bouygues SA	113,289	4,830
	Credit Agricole SA	427,056	4,820
	Electricite de France	78,809	4,606
	Essilor International SA	96,578	4,559
	Accor SA	90,259	4,468
	Lafarge SA	63,095	3,878
	Compagnie Generale
	des Etablissements
	Michelin SA	71,898	3,817
	Hermes International	27,031	3,803
	Vallourec SA	26,206	2,994
	Cap Gemini SA	69,209	2,689
	Lagardere S.C.A.	60,932	2,488
*	Alcatel-Lucent	1,131,806	2,462
	Pinault-Printemps-
	Redoute SA	36,589	2,407
	Renault SA	88,754	2,328
	STMicroelectronics NV	331,825	2,236

12

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
*	Suez Environnement SA	131,153	2,226
	Sodexho Alliance SA	36,408	2,033
	Thales SA	44,108	1,857
	Casino Guichard-
	Perrachon SA	23,351	1,788
	Publicis Groupe SA	66,928	1,736
	Technip SA	52,775	1,628
	Dassault Systemes SA	34,365	1,566
	SCOR SA	66,863	1,552
	CNP Assurances	20,458	1,494
	Safran SA	106,474	1,445
	PSA Peugeot Citroen	73,461	1,262
	Christian Dior SA	20,412	1,160
	Klepierre	46,126	1,140
*	Compagnie Generale de
	Geophysique SA	73,385	1,104
	Neopost SA	11,631	1,061
	Atos Origin SA	41,557	1,051
	Air France	79,834	1,035
	ICADE	10,531	879
	Bureau Veritas SA	20,730	838
	Eutelsat Communications	33,097	786
	Aeroports de Paris (ADP)	10,756	736
	Eiffage SA	13,499	711
	Societe Television
	Francaise 1	44,592	657
	Natixis	365,361	651
	Valeo SA	42,310	633
	Legrand SA	32,752	630
	Societe des Autoroutes
	Paris-Rhin-Rhone	8,161	572
	Societe BIC SA	9,572	553
	Zodiac SA	15,075	553
	Imerys SA	11,181	514
*	Iliad SA	5,778	504
	M6 Metropole Television	25,867	504
	Wendel Investissement	9,644	485
	PagesJaunes SA	46,770	463
	JCDecaux SA	24,839	432
	Gecina SA	5,710	399
	Eramet SLN	1,846	362
			383,542
Germany (8.9%)
	E.On AG	881,819	34,797
	Siemens AG	402,889	30,480
	Allianz AG	210,050	22,460
	Bayer AG	354,276	20,745
	Deutsche Telekom AG	1,317,301	20,015
	Volkswagen AG	54,127	18,919
	RWE AG	206,683	18,447
	BASF AG	439,690	17,168
	Daimler AG (Registered)	404,581	15,491
	Muenchener
	Rueckversicherungs-
	Gesellschaft AG
	(Registered)	96,026	14,981

			Market
			Value•
		Shares	($000)
	SAP AG	405,839	14,799
	Deutsche Bank AG	252,760	10,045
	Deutsche Post AG	404,973	6,883
	Deutsche Boerse AG	91,563	6,657
*	Continental AG
	Acceptance Line	55,556	5,821
	Linde AG	63,253	5,335
	ThyssenKrupp AG	170,499	4,770
	Fresenius Medical Care AG	90,178	4,166
	Bayerische Motoren
	Werke AG	129,547	3,997
	Adidas AG	94,585	3,623
	K&S AG	57,643	3,311
	Porsche AG	41,917	3,297
	Commerzbank AG	324,665	3,100
	Man AG	50,867	2,867
	Volkswagen AG Pfd.	52,393	2,838
	Henkel AG & Co. KGaA	85,986	2,707
	Beiersdorf AG	44,218	2,632
	Merck KGaA	25,016	2,249
	Metro AG	54,556	2,180
	Fresenius AG Pfd.	31,078	1,833
	Salzgitter AG	21,087	1,647
	TUI AG	121,512	1,451
	Deutsche Lufthansa AG	86,568	1,431
	Henkel KGaA	49,243	1,290
	Celesio AG	46,884	1,275
*	Q-Cells AG	31,036	1,166
	RWE AG Pfd.	14,505	1,100
	Deutsche Postbank AG	46,414	1,010
	Solarworld AG	43,100	969
	Fraport AG	20,891	950
	Puma AG	4,098	821
	Hochtief AG	15,069	781
	Hannover
	Rueckversicherung AG	21,665	692
	Wacker Chemie AG	5,806	625
*	Infineon Technologies AG	390,889	529
	Hamburger Hafen und
	Logistik AG	15,677	527
	Fresenius AS	10,129	514
	Hypo Real Estate
	Holding AG	96,680	429
	HeidelbergCement AG	9,190	404
	Bayerische Motoren
	Werke (BMW)	19,971	392
*	United Internet AG	41,606	378
	Continental AG	1,520	62
			325,056
Greece (0.5%)
	National Bank of
	Greece SA ADR	869,834	3,314
	Hellenic Telecommunications
	Organization SA ADR	395,427	3,286
	Greek Organization of
	Football Prognostics	86,662	2,506

13

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
	Alpha Credit Bank SA	145,958	1,372
	National Bank of Greece SA	59,899	1,118
	Bank of Piraeus	118,867	1,066
	EFG Eurobank Ergasias	119,681	958
	GEA Group AG	54,505	951
	Coca-Cola Hellenic
	Bottling Co. SA	61,910	905
	Marfin Financial Group SA	217,409	883
	Public Power Corp.	41,890	677
	Titan Cement Co. SA	22,380	435
	Hellenic Telecommunications
	Organization SA	21,242	355
	Hellenic Petroleum SA	43,410	328
			18,154
Hong Kong (2.0%)
	CLP Holdings Ltd.	979,932	6,662
	Cheung Kong Holdings Ltd.	655,500	6,253
	Sun Hung Kai
	Properties Ltd.	666,064	5,605
	Hutchison Whampoa Ltd.	1,044,512	5,273
	Hong Kong Exchanges &
	Clearing Ltd.	505,600	4,854
	Hang Seng Bank Ltd.	363,143	4,794
	Hong Kong Electric
	Holdings Ltd.	676,100	3,806
	Esprit Holdings Ltd.	528,472	3,011
	Hong Kong &
	China Gas Co., Ltd.	1,934,433	2,933
	Swire Pacific Ltd.
	A Shares	399,588	2,768
	Hang Lung Properties Ltd.	1,084,810	2,382
	Henderson Land
	Development Co. Ltd.	588,006	2,199
	Li & Fung Ltd.	1,214,835	2,099
	Wharf Holdings Ltd.	674,741	1,868
	Boc Hong Kong
	Holdings Ltd.	1,425,500	1,632
	Bank of East Asia Ltd.	737,149	1,555
	Wheelock and Co. Ltd.	592,000	1,305
	MTR Corp.	538,500	1,254
	Kerry Properties Ltd.	408,500	1,099
	Hang Lung
	Development Co., Ltd.	335,000	1,023
	New World
	Development Co., Ltd.	957,750	981
	Shangri-La Asia Ltd.	756,510	875
	Hopewell Holdings Ltd.	257,000	853
	Sino Land Co.	695,000	728
	Cheung Kong Infrastructure
	Holdings Ltd.	187,000	706
	PCCW Ltd.	1,370,000	658
	Kingboard Chemical
	Holdings Ltd.	343,500	623
*	Mongolia
	Energy Corp. Ltd.	1,592,000	495
	Cathay Pacific Airways Ltd.	415,770	470

			Market
			Value•
		Shares	($000)
	Yue Yuen Industrial
	(Holdings) Ltd.	232,500	462
*	Foxconn International
	Holdings Ltd.	1,371,000	460
*	Genting International PLC	1,395,000	440
	Wing Hang Bank Ltd.	72,500	422
	NWS Holdings Ltd.	274,000	410
	Hysan
	Development Co., Ltd.	245,000	398
	Television Broadcasts Ltd.	95,000	311
	Hutchison
	Telecommunications
	International Ltd.	996,000	269
*	Pacific Basin Shipping Ltd.	542,000	250
	Lifestyle International
	Holdings, Ltd.	202,000	206
	ASM Pacific Technology Ltd.	61,900	204
	Hong Kong Aircraft &
	Engineering Co., Ltd.	19,600	162
	Orient Overseas
	International Ltd.	69,300	155
			72,913
Ireland (0.3%)
	CRH PLC	259,771	6,615
*	Elan Corp. PLC	249,356	1,479
	Kerry Group PLC A Shares	74,519	1,365
	Allied Irish Banks PLC	441,634	1,062
	Bank of Ireland	524,508	608
*	Ryanair Holdings PLC	132,767	550
	Anglo Irish Bank Corp. PLC	257,065	62
			11,741
Italy (3.7%)
	Eni SpA	1,208,772	29,231
	Assicurazioni Generali SpA	492,484	13,664
	UniCredit SpA	5,288,078	13,511
	Intesa Sanpaolo SpA	3,584,219	13,085
	Enel SpA	2,015,123	13,045
	Telecom Italia SpA	4,688,947	7,752
	Unione Di Banche
	Italiane ScpA	299,419	4,413
	Telecom Italia SpA RNC	3,039,233	3,477
	Finmeccanica SpA	205,604	3,200
	Banca Monte dei
	Paschi di Siena SpA	1,185,529	2,601
	Fiat SpA	375,132	2,524
	Atlantia SpA	125,282	2,362
	Terna SpA	660,834	2,191
	Mediobanca Banca di
	Credito Finanziaria SpA	191,070	1,975
	Banco Popolare SpA	248,978	1,774
	Saipem SpA	101,434	1,739
	Mediaset SpA	295,238	1,710
	Snam Rete Gas SpA	301,536	1,693
	Parmalat SpA	900,545	1,518
	Banca Popolare di
	Milano SpA	243,754	1,472

14

Tax-Managed International Fund

		Market
		Value•
	Shares	($000)
Alleanza Assicurazioni SpA	158,983	1,313
Luxottica Group SpA	52,123	958
Lottomatica SpA	36,734	919
Fondiari-Sai SpA	48,526	890
Intesa Sanpaolo SpA Non
Convertible Risp.	327,189	851
A2A SpA	469,279	848
Pirelli & C. Accomandita
per Azioni SpA	2,025,917	769
Autogrill SpA	90,191	694
Banca Carige SpA	264,049	646
Italcementi SpA	43,332	566
Prysmian SpA	34,079	542
Mediolanum SpA	102,661	448
Unipol Gruppo
Finanziario SpA	269,664	425
Saras SpA Raffinerie Sarde	118,381	406
Unipol Gruppo
Finanziario SpA Pfd.	361,597	401
IFIL Investments SpA	118,885	309
Bulgari SpA	47,054	301
Italcementi SpA Risp.	31,947	224
		134,447
Japan (25.3%)
Toyota Motor Corp.	1,269,687	41,939
Mitsubishi UFJ
Financial Group	5,098,539	32,019
Takeda
Pharmaceutical Co. Ltd.	378,594	19,717
Tokyo Electric Power Co.	566,370	18,891
Nintendo Co.	46,400	17,717
Honda Motor Co., Ltd.	759,000	16,152
Canon, Inc.	490,833	15,539
NTT DoCoMo, Inc.	7,311	14,378
Sumitomo Mitsui
Financial Group, Inc.	3,076	13,315
Mizuho Financial Group, Inc.	4,447	13,225
Seven and I
Holdings Co., Ltd.	380,420	13,065
Nippon Telegraph and
Telephone Corp.	2,382	12,791
East Japan Railway Co.	1,561	12,181
Matsushita Electric
Industrial Co., Ltd.	864,153	10,614
Kansai Electric
Power Co., Inc.	356,550	10,319
Sony Corp.	468,800	10,245
KDDI Corp.	1,361	9,710
Millea Holdings, Inc.	319,900	9,471
Chubu Electric Power Co.	309,200	9,410
Mitsubishi Estate Co., Ltd.	559,935	9,242
Astellas Pharma Inc.	223,914	9,158
Shin-Etsu Chemical Co., Ltd.	195,000	8,992
Mitsubishi Corp.	630,250	8,920
Mitsui & Co., Ltd.	829,000	8,515
Daiichi Sankyo Co., Ltd.	333,963	7,891

		Market
		Value•
	Shares	($000)
Nippon Steel Corp.	2,392,970	7,857
Kao Corp.	245,401	7,448
Japan Tobacco, Inc.	2,172	7,188
Nomura Holdings Inc.	854,600	7,110
Mitsubishi Heavy
Industries Ltd.	1,504,000	6,716
Mitsui Fudosan Co., Ltd.	397,000	6,613
Softbank Corp.	362,300	6,574
JFE Holdings, Inc.	245,000	6,506
Fanuc Co., Ltd.	90,300	6,467
Central Japan Railway Co.	738	6,395
Hitachi Ltd.	1,622,000	6,290
Toshiba Corp.	1,449,000	5,957
Kyocera Corp.	79,500	5,751
Mitsubishi Electric Corp.	912,000	5,711
Tokyo Gas Co., Ltd.	1,121,000	5,678
Tohoku Electric Power Co.	208,000	5,622
Komatsu Ltd.	435,000	5,545
Fuji Photo Film Co., Ltd.	238,100	5,311
Secom Co., Ltd.	99,000	5,104
Kirin Brewery Co., Ltd.	376,000	4,995
Eisai Co., Ltd.	118,900	4,958
Kyushu Electric
Power Co., Inc.	186,300	4,942
Sumitomo Corp.	534,800	4,739
Mitsui Sumitomo Insurance
Group Holdings, Inc.	148,564	4,721
Bridgestone Corp.	303,431	4,548
Sumitomo Metal
Industries Ltd.	1,818,000	4,487
Fujitsu Ltd.	883,000	4,290
Osaka Gas Co., Ltd.	920,000	4,251
Ricoh Co.	324,000	4,149
Murata
Manufacturing Co., Ltd.	105,400	4,129
T & D Holdings, Inc.	95,490	4,038
Nissan Motor Co., Ltd.	1,111,600	3,996
Sumitomo Trust &
Banking Co., Ltd.	676,000	3,993
West Japan Railway Co.	859	3,911
Kubota Corp.	536,000	3,878
Terumo Corp.	82,600	3,866
Daiwa Securities Group Inc.	636,000	3,815
Itochu Corp.	754,000	3,801
Resona Holdings Inc.	2,552	3,772
Shionogi & Co., Ltd.	146,000	3,767
Keyence Corp.	18,171	3,731
Sharp Corp.	501,000	3,608
Kintetsu Corp.	777,190	3,573
Ajinomoto Co., Inc.	322,000	3,511
Fast Retailing Co., Ltd.	23,900	3,504
Hoya Corp.	199,000	3,473
Mitsui OSK Lines Ltd.	556,000	3,433
Daikin Industries Ltd.	130,500	3,429
Shizuoka Bank Ltd.	294,000	3,414
Bank of Yokohama Ltd.	578,000	3,407

15

Tax-Managed International Fund

		Market
		Value•
	Shares	($000)
Nippon Yusen Kabushiki
Kaisha Co.	544,000	3,351
Hankyu Corp.	579,304	3,343
NEC Corp.	978,400	3,307
Shiseido Co., Ltd.	159,000	3,267
Toray Industries, Inc.	637,000	3,239
Denso Corp.	190,500	3,225
Dai-Nippon Printing Co., Ltd.	291,000	3,214
Nippon Oil Corp.	629,000	3,187
Inpex Holdings, Inc.	399	3,178
Aeon Co., Ltd.	313,073	3,150
Marubeni Corp.	812,000	3,106
Yamada Denki Co., Ltd.	44,100	3,080
Yahoo Japan Corp.	7,458	3,058
Sompo Japan Insurance Inc.	404,000	2,989
Tokyo Electron Ltd.	83,000	2,919
Sumitomo Metal Mining Co.	272,000	2,907
Asahi Glass Co., Ltd.	506,035	2,882
SMC Corp.	27,900	2,872
Chugoku Electric
Power Co., Ltd.	108,800	2,862
Sumitomo Electric
Industries Ltd.	360,800	2,791
Tokyu Corp.	553,000	2,786
Sumitomo Realty &
Development Co.	184,000	2,764
Electric Power
Development Co., Ltd.	68,740	2,700
Odakyu Electric Railway Co.	306,000	2,692
Sumitomo Chemical Co.	779,000	2,668
Mitsubishi Chemical
Holdings Corp.	592,000	2,621
OJI Paper Co., Ltd.	446,000	2,620
Asahi Breweries Ltd.	151,100	2,610
Rohm Co., Ltd.	51,100	2,578
Tobu Railway Co., Ltd.	430,000	2,567
NTT Data Corp.	629	2,532
Daiwa House
Industry Co., Ltd.	257,000	2,518
Hokkaido Electric
Power Co., Ltd.	99,100	2,503
Yamato Holdings Co., Ltd.	189,000	2,469
Asahi Kasei Corp.	559,000	2,465
Kobe Steel Ltd.	1,317,000	2,418
Japan Steel Works Ltd.	172,513	2,413
Mitsui Trust Holding Inc.	490,100	2,408
Shikoku Electric Power	71,000	2,392
Olympus Corp.	116,000	2,320
Chiba Bank Ltd.	370,000	2,312
Chugai
Pharmaceutical Co., Ltd.	118,400	2,300
Nidec Corp.	58,600	2,290
Daito Trust
Construction Co., Ltd.	42,800	2,245
JS Group Corp.	143,312	2,213
TDK Corp.	59,000	2,178

			Market
			Value•
		Shares	($000)
	Nippon Mining Holdings Inc.	474,000	2,055
	Sekisui House Ltd.	231,859	2,044
	Toppan Printing Co., Ltd.	262,000	2,022
	Nikon Corp.	168,000	2,015
	Dentsu Inc.	1,027	2,004
	Keihin Electric Express
	Railway Co., Ltd.	225,000	1,985
	Lawson Inc.	34,200	1,971
	Nipponkoa
	Insurance Co., Ltd.	251,000	1,951
	Ono Pharmaceutical Co., Ltd.	37,500	1,951
	Joyo Bank Ltd.	343,000	1,949
	Konica Minolta
	Holdings, Inc.	249,000	1,936
	Hokuriku Electric Power Co.	68,300	1,930
*	Mitsubishi Motors Corp.	1,398,000	1,913
	Suzuki Motor Corp.	136,700	1,909
	Trend Micro Inc.	53,500	1,878
	Ohbayashi Corp.	304,000	1,815
	Nippon Express Co., Ltd.	425,000	1,790
	Nippon Paper Group, Inc.	451	1,780
	Furukawa Electric Co.	364,000	1,775
	Keio Electric
	Railway Co., Ltd.	288,000	1,731
	Shimizu Corp.	295,000	1,730
	Bank of Kyoto Ltd.	154,000	1,725
	Tanabe Seiyaku Co., Ltd.	114,000	1,719
	JGC Corp.	113,000	1,690
	Oriental Land Co., Ltd.	20,200	1,657
	Benesse Corp.	37,100	1,622
	Hirose Electric Co., Ltd.	15,900	1,607
	Rakuten, Inc.	2,512	1,598
	Kajima Corp.	451,000	1,587
	Nitto Denko Corp.	80,300	1,536
	Nissin Food
	Products Co., Ltd.	44,000	1,532
	Sankyo Co., Ltd.	30,300	1,527
	Toyo Seikan Kaisha Ltd.	88,100	1,526
	Taisei Corp.	551,000	1,518
	Kawasaki Heavy
	Industries Ltd.	752,000	1,517
	Hokuhoku
	Financial Group, Inc.	641,100	1,516
	Kuraray Co., Ltd.	192,000	1,503
	Konami Corp.	56,900	1,474
	NGK Insulators Ltd.	129,000	1,461
	Toho Co., Ltd.	67,000	1,441
	TonenGeneral Sekiyu K.K.	143,000	1,432
	Aisin Seiki Co., Ltd.	100,000	1,431
	Sekisui Chemical Co.	229,000	1,428
	Omron Corp.	105,500	1,416
	Kawasaki Kisen Kaisha Ltd.	296,000	1,387
	Kyowa Hakko Kogyo Co.	132,000	1,385
	Mitsubishi Materials Corp.	547,000	1,383
	The Suruga Bank, Ltd.	138,000	1,370
	The Hiroshima Bank, Ltd.	310,200	1,356

16

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
	Mitsui Chemicals, Inc.	363,000	1,348
	SBI Holdings, Inc.	8,685	1,340
	Teijin Ltd.	468,000	1,328
	The Nishi-Nippon
	City Bank, Ltd.	455,000	1,322
	Takashimaya Co.	173,860	1,320
	Gunma Bank Ltd.	206,000	1,318
	Matsushita
	Electric Works, Ltd.	144,000	1,283
	Fukuoka
	Financial Group, Inc.	291,800	1,274
	The Hachijuni Bank Ltd.	221,600	1,273
	Ibiden Co., Ltd.	61,200	1,268
	Makita Corp.	56,600	1,265
	Advantest Corp.	77,600	1,264
	Sony Financial Holdings, Inc.	331	1,262
	Sega Sammy Holdings Inc.	107,288	1,250
	Toyota Tsusho Corp.	115,993	1,248
	Namco Bandai Holdings Inc.	113,800	1,246
	Credit Saison Co., Ltd.	89,000	1,235
	Toho Gas Co., Ltd.	182,000	1,200
*	Sanyo Electric Co., Ltd.	641,000	1,198
	Uni-Charm Corp.	15,800	1,188
	Nitori Co., Ltd.	15,250	1,186
	Nippon Sheet
	Glass Co., Ltd.	354,000	1,171
	Kurita Water Industries Ltd.	42,900	1,159
	The Iyo Bank, Ltd.	93,000	1,157
	Yamaha Motor Co., Ltd.	109,100	1,147
	Nomura Research
	Institute, Ltd.	59,700	1,138
	Sumitomo Heavy
	Industries Ltd.	274,000	1,095
	JSR Corp.	96,500	1,085
*	Isetan Mitsukoshi
	Holdings Ltd.	124,340	1,072
	Hisamitsu
	Pharmaceutical Co. Inc.	25,700	1,050
	Nippon Meat Packers, Inc.	69,000	1,049
	Ube Industries Ltd.	372,000	1,044
	Acom Co., Ltd.	24,559	1,037
	Nippon Electric
	Glass Co., Ltd.	195,500	1,031
	Promise Co., Ltd.	40,117	1,017
	Amada Co., Ltd.	208,000	1,011
	Toto Ltd.	160,000	1,010
	Jupiter Telecommunications
	Co., Ltd.	971	1,010
	77 Bank Ltd.	185,000	1,006
	Shimano, Inc.	25,300	995
	Seiko Epson Corp.	62,500	994
	Taiheiyo Cement Corp.	515,000	992
	FamilyMart Co., Ltd.	22,700	985
	Toyo Suisan Kaisha, Ltd.	34,000	979
	The Chugoku Bank, Ltd.	62,000	957
	All Nippon Airways Co., Ltd.	242,000	953

			Market
			Value•
		Shares	($000)
	Marui Co., Ltd.	159,800	933
	Stanley Electric Co.	88,300	932
	Aioi Insurance Co., Ltd.	178,000	930
	Tokyu Land Corp.	239,000	915
	Shinsei Bank, Ltd.	578,014	914
	Mitsubishi Gas
	Chemical Co.	222,000	910
	NSK Ltd.	240,000	906
	Yamaha Corp.	96,900	900
	Nisshin Seifun Group Inc.	67,900	896
	Haseko Corp.	837,422	892
	IHI Corp.	699,000	891
	Yamaguchi
	Financial Group, Inc.	79,000	888
	Nisshin Steel Co.	430,000	886
	Mitsubishi Rayon Co., Ltd.	287,000	869
	Santen
	Pharmaceutical Co., Ltd.	28,700	867
	Kamigumi Co., Ltd.	97,000	861
	Casio Computer Co.	135,500	854
	Yokogawa Electric Corp.	129,700	853
	JTEKT Corp.	107,700	839
	Tsumura & Co.	22,400	831
	Leopalace21 Corp.	81,100	821
	Uny Co., Ltd.	74,000	818
	Nippon Sanso Corp.	105,000	810
	Showa Denko K.K.	557,000	806
	Sumco Corp.	63,060	800
	Tokyo Tatemono Co., Ltd.	174,000	797
*	Japan Airlines System Co.	337,000	794
	J. Front Retailing Co., Ltd.	189,200	782
	Yakult Honsha Co., Ltd.	36,400	778
	Susuken Co., Ltd.	25,660	764
	THK Co., Inc.	72,300	760
	Sojitz Holdings Corp.	454,600	759
	Square Enix Co., Ltd.	23,400	754
	Showa Shell Sekiyu K.K.	75,200	745
	Yamazaki Baking Co., Ltd.	48,000	738
	Shinko Securities Co., Ltd.	334,000	732
	NTN Corp.	240,000	725
	Cosmo Oil Co., Ltd.	225,000	700
	Mizuho Trust &
	Banking Co., Ltd.	552,000	700
	Citizen Watch Co., Ltd.	191,800	691
	Kaneka Corp.	108,000	689
	Daihatsu Motor Co., Ltd.	77,000	680
	Tokuyama Corp.	80,000	678
	Sapporo Hokuyo
	Holdings, Inc.	176	677
	Kikkoman Corp.	56,000	665
	Sapporo Holdings Ltd.	104,000	658
	Dowa Mining Co., Ltd.	175,000	646
	Keisei Electric
	Railway Co., Ltd.	103,000	643
	Mediceo Paltac
	Holdings Co., Ltd.	53,400	642

17

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
	Shimamura Co., Ltd.	8,200	633
	Mitsui Mining &
	Smelting Co., Ltd.	294,000	623
	Sumitomo Rubber
	Industries Ltd.	71,000	618
	Fuji Heavy Industries Ltd.	223,000	612
	Isuzu Motors Ltd.	474,000	612
	Oracle Corp. Japan	14,000	606
	Takefuji Corp.	73,470	602
	Mitsubishi UFJ Lease &
	Finance Company Ltd.	23,460	597
*	Seven Bank, Ltd.	156	596
	Shimadzu Corp.	93,000	585
	Mazda Motor Corp.	341,000	578
	Ushio Inc.	43,000	568
	Fuji Electric
	Holdings Co., Ltd.	376,000	566
	Meiji Dairies Corp.	103,000	554
	Idemitsu Kosan Co. Ltd.	8,409	541
	NGK Spark Plug Co.	67,000	538
	Daicel Chemical
	Industries Ltd.	112,000	530
	Mitsubishi Logistics Corp.	41,000	519
	Dai Nippon
	Pharmaceutical Co., Ltd.	55,000	515
	Brother Industries Ltd.	86,100	513
	Alfresa Holdings Corp.	10,700	512
	Hakuhodo DY Holdings Inc.	9,260	505
	Coca-Cola West
	Japan Co., Ltd.	23,200	501
	Nissan Chemical
	Industries, Ltd.	51,000	494
	AEON Mall Co., Ltd.	25,500	493
	USS Co., Ltd.	8,810	467
	Mitsumi Electric Co., Ltd.	26,600	465
	Hitachi Construction
	Machinery Co.	37,900	453
	Mabuchi Motor Co.	10,900	451
	Nomura Real Estate
	Holdings Inc.	22,600	451
	Asics Corp.	55,596	450
	Kinden Corp.	48,000	434
	Minebea Co., Ltd.	125,000	432
	Dai-Nippon Ink &
	Chemicals, Inc.	205,000	432
	Maruichi Steel Tube Ltd.	15,100	421
	Ito En, Ltd.	28,100	414
	Denki Kagaku Kogyo K.K.	168,000	413
	Canon Sales Co. Inc.	25,600	412
	Obic Co., Ltd.	2,450	400
	Tosoh Corp.	162,000	400
	Kansai Paint Co., Ltd.	77,000	395
	Aeon Credit Service Co. Ltd.	37,510	395
	Hitachi High-
	Technologies Corp.	24,451	391

			Market
			Value•
		Shares	($000)
	Tokyo Steel
	Manufacturing Co.	36,900	387
	Mitsui Engineering &
	Shipbuilding Co., Ltd.	223,000	375
	Hitachi Chemical Co., Ltd.	36,000	374
	Dowa Fire & Marine
	Insurance Co.	59,000	367
	JAFCO Co., Ltd.	14,200	363
*	Elpida Memory Inc.	56,700	350
	Yamato Kogyo Co., Ltd.	12,700	343
	Nisshinbo Industries, Inc.	45,000	343
	NOK Corp.	48,200	339
	Toyoda Gosei Co., Ltd.	28,700	338
	Yaskawa Electric Corp.	83,000	335
	Matsui Securities Co., Ltd.	40,100	335
	Onward Kashiyama Co., Ltd.	42,000	335
*	DeNA Co., Ltd.	101	327
	Fuji Television Network, Inc.	228	326
	ABC-Mart Inc.
	International Trading Corp.	8,600	314
	Daido Steel Co., Ltd.	97,000	294
	Alps Electric Co., Ltd.	55,000	271
	NHK Spring Co.	72,000	266
	Tokyo Broadcasting
	System Holdings, Inc.	16,200	247
	Hitachi Metals Ltd.	53,000	246
	Itochu Techno-Science Corp.	9,900	242
	Toyota Boshoku Corp.	28,400	231
	Otsuka Corp.	4,860	221
	Shinko Electric
	Industries Co., Ltd.	25,173	205
	Aozora Bank, Ltd.	217,000	204
	Hikari Tsushin, Inc.	8,500	161
	Hino Motors, Ltd.	69,000	142
*	NEC Electronics Corp.	12,100	114
	Osaka Titanium
	Technologies Co.	4,514	114
*	Dowa Mining Co., Ltd.
	Rights Exp. 1/29/10	32,000	6
			928,356
Luxembourg (0.4%)
	ArcelorMittal (Paris Shares)	406,170	9,894
	SES Global Fiduciary
	Depositary Receipts	109,554	2,134
*	Tenaris S.A.	182,112	1,902
	Millicom International
	Cellular SA	26,214	1,251
			15,181
Netherlands (2.5%)
	Unilever NV	757,837	18,459
	Koninklijke KPN NV	840,302	12,277
	ING Groep NV	951,091	10,519
	Koninklijke (Royal) Philips
	Electronics NV	472,375	9,412
	Koninklijke Ahold NV	561,725	6,956

18

Tax-Managed International Fund

		Market
		Value•
	Shares	($000)
Akzo Nobel NV	112,325	4,656
Aegon NV	705,062	4,473
ASML Holding NV	207,157	3,753
TNT NV	186,452	3,640
Heineken NV	95,530	2,939
Reed Elsevier NV	245,236	2,930
European Aeronautic
Defence and Space Co.	163,818	2,788
Wolters Kluwer NV	105,474	2,010
Koninklijke DSM NV	76,820	1,981
Randstad Holding NV	65,269	1,338
Heineken Holding NV	41,739	1,198
Corio NV	17,540	812
SBM Offshore NV	53,864	711
Fugro NV	21,855	631
Koninklijke Boskalis
Westminster NV	20,103	471
SNS REAAL	52,247	289
		92,243
New Zealand (0.1%)
Telecom Corp. of
New Zealand Ltd.	1,150,552	1,555
Fletcher Building Ltd.	245,619	832
Contact Energy Ltd.	99,329	430
Auckland International
Airport Ltd.	339,082	324
Sky City Entertainment
Group Ltd.	159,590	294
		3,435
Norway (0.6%)
StatoilHydro ASA	597,041	10,051
Telenor ASA	403,126	2,737
Orkla ASA	400,189	2,680
Yara International ASA	91,952	2,036
Norsk Hydro ASA	339,090	1,391
Seadrill Ltd.	142,059	1,165
DnB NOR ASA	275,480	1,100
Aker Solutions ASA	90,875	605
Frontline Ltd.	18,850	557
* Renewable Energy Corp. AS	50,174	484
		22,806
Portugal (0.3%)
Electricidade de
Portugal SA	1,004,159	3,796
Portugal Telecom SGPS SA	343,056	2,950
* Banco Comercial
Portugues SA	1,271,730	1,459
Brisa-Auto Estradas de
Portugal SA	112,059	844
Banco Espirito Santo SA	82,684	774
Galp Energia, SGPS, SA
B shares	70,963	716
Cimpor-Cimento de
Portugal SA	93,846	458

		Market
		Value•
	Shares	($000)
Jeronimo Martins, SGPS, SA	77,037	430
Zon Multimedia Servicos de
Telecomunicacoes e
Multimedia SGPS SA	56,073	293
		11,720
Singapore (1.1%)
Singapore
Telecommunications Ltd.	3,938,290	7,059
United Overseas Bank Ltd.	608,504	5,531
Oversea-Chinese
Banking Corp., Ltd.	1,253,300	4,383
DBS Group Holdings Ltd.	610,082	3,619
Singapore Airlines Ltd.	315,710	2,497
Capitaland Ltd.	945,000	2,074
Singapore Press
Holdings Ltd.	817,250	1,782
Singapore Exchange Ltd.	453,000	1,623
Keppel Corp., Ltd.	490,276	1,497
ComfortDelGro Corp. Ltd.	1,145,000	1,166
Fraser & Neave Ltd.	558,650	1,162
City Developments Ltd.	192,000	864
Singapore Technologies
Engineering Ltd.	500,906	834
DBS Group Holdings
Rights Expire 1/20/09	305,041	639
Wilmar International Ltd.	298,000	587
Sembcorp Industries Ltd.	354,660	582
Noble Group Ltd.	551,200	397
United Overseas Land Ltd.	238,750	374
Parkway Holdings Ltd.	395,760	345
SembCorp Marine Ltd.	286,600	340
Jardine Cycle N Carriage Ltd.	50,037	335
Golden Agri-Resources Ltd.	1,984,000	329
Olam International Ltd.	398,200	323
Cosco Corp. Singapore Ltd.	307,000	206
Neptune Orient Lines Ltd.	191,000	151
		38,699
Spain (4.6%)
Telefonica SA	1,963,433	44,536
Banco Santander SA	3,670,310	35,633
Banco Bilbao Vizcaya
Argentaria SA	1,654,797	20,605
Iberdrola SA	1,631,638	15,285
Repsol YPF SA	358,288	7,687
* Union Fenosa, SA	184,851	4,654
Industria de Diseno
Textil SA	85,133	3,810
ACS, Actividades de
Contruccion y Servisios, SA	72,055	3,362
Banco Popular Espanol SA	380,594	3,317
Red Electrica de Espana SA	58,493	2,996
Banco de Sabadell SA	356,860	2,455
Abertis Infraestructuras SA	130,760	2,355
Acciona SA	16,202	2,070

19

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
	Gamesa Corporacion
	Tecnologica SA	101,870	1,867
	Gas Natural SDG SA	66,253	1,812
	Enagas SA	68,432	1,519
*	Iberdrola Renovables	328,367	1,439
	Criteria Caixacorp SA	327,675	1,314
	Acerinox SA	79,179	1,293
	Cintra Concesiones de
	Infraestructuras de
	Transport SA	141,318	1,078
	Grupo Ferrovial SA	38,435	1,077
	Indra Sistemas, SA	45,720	1,055
	Bankinter SA	104,697	952
	Grifols SA	50,456	888
	Mapfre SA	255,599	876
	Zardoya Otis SA	47,068	850
	Banco de Valencia SA	77,596	834
	Fomento de Construc y
	Contra SA	23,259	777
*	EDP Renovaveis SA	77,619	546
	Iberia (Linea Aerea Espana)	166,184	471
	Gestevision Telecinco SA	37,869	410
	Banco Santander SA	41,527	382
	Sacyr Vallehermoso SA	25,471	232
			168,437
Sweden (2.0%)
	Telefonaktiebolaget LM
	Ericsson AB Class B	1,456,403	11,474
	Hennes & Mauritz AB
	B Shares	253,296	10,181
	Nordea Bank AB	1,037,074	7,470
	TeliaSonera AB	1,132,097	5,761
	Svenska Handelsbanken
	AB A Shares	239,170	3,997
	Sandvik AB	545,616	3,542
	Volvo AB B Shares	565,200	3,250
	Atlas Copco AB A Shares	362,514	3,223
	SKF AB B Shares	219,280	2,255
	Skandinaviska Enskilda
	Banken AB A Shares	254,424	2,075
	Svenska Cellulosa AB
	B Shares	216,430	1,899
	Atlas Copco AB B Shares	232,580	1,840
	Alfa Laval AB	194,100	1,751
	Securitas AB B Shares	193,140	1,643
	Skanska AB B Shares	142,268	1,475
	Swedish Match AB	98,231	1,433
	Assa Abloy AB	118,200	1,389
	Scania AB B Shares	135,086	1,389
	Electrolux AB Series B	156,136	1,381
	Tele2 AB B Shares	114,438	1,046
	Getinge AB B Shares	84,900	1,041
	SSAB Svenskt Stal
	AB Series A	109,189	978
	Holmen AB	37,796	956
	Volvo AB A Shares	161,600	942
	Swedbank AB A Shares	135,900	811

			Market
			Value•
		Shares	($000)
	Husqvarna AB B Shares	98,136	534
*	Lundin Petroleum AB	69,500	377
	Modern Times Group
	AB B Shares	16,750	371
	SSAB Svenskt Stal
	AB Series B	25,908	218
*	Loomis AB B Shares	8,509	53
			74,755
Switzerland (8.4%)
	Nestle SA (Registered)	1,774,406	70,085
	Novartis AG (Registered)	1,103,094	55,105
	Roche Holdings AG	325,698	50,296
*	UBS AG	1,363,793	19,792
	ABB Ltd.	1,025,362	15,597
	Zurich Financial Services AG	66,373	14,465
	Credit Suisse Group
	(Registered)	498,317	13,930
	Syngenta AG	47,720	9,247
	Swiss Re (Registered)	157,473	7,691
	Holcim Ltd. (Registered)	94,009	5,428
*	Compagnie Financiere
	Richemont SA	257,465	4,893
	Swisscom AG	12,377	4,005
	Julius Baer Holding, Ltd.	82,210	3,178
	Synthes, Inc.	23,143	2,927
	Swatch Group AG (Bearer)	18,433	2,593
	Lonza AG (Registered)	27,031	2,500
*	Actelion Ltd.	38,122	2,151
	Givaudan SA	2,521	1,987
	SGS Societe Generale de
	Surveillance Holding SA
	(Registered)	1,799	1,877
	Swiss Life Holding	23,899	1,653
	Geberit AG	15,159	1,635
	Adecco SA (Registered)	47,073	1,607
	Nobel Biocare Holding AG	75,238	1,550
	Schindler Holding AG (Bearer
	Participation Certificates)	33,160	1,518
	Baloise Holdings AG	18,942	1,427
	Kuehne & Nagel
	International AG	20,461	1,322
	Sulzer AG (Registered)	19,882	1,144
	Sonova Holding AG	17,805	1,079
	Swatch Group AG
	(Registered)	37,005	1,017
*	Logitech International SA	64,295	1,007
	Lindt & Spruengli AG Regular	43	923
*	OC Oerlikon Corp AG	8,970	598
	Lindt & Spruengli AG	305	569
	Straumann Holding AG	3,192	564
	BKW FMB Energie AG	5,746	554
*	Aryzta AG
	(Switzerland Shares)	14,834	476
*	Aryzta AG (Ireland Shares)	14,448	464
	EFG International	21,888	390
			307,244

20

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
United Kingdom (20.1%)
	BP PLC	8,689,203	68,069
	HSBC Holdings PLC	5,586,394	55,485
	Vodafone Group PLC	24,447,541	50,801
	GlaxoSmithKline PLC	2,425,563	45,778
	Royal Dutch Shell PLC
	Class A	1,269,727	33,854
	Royal Dutch Shell PLC
	Class B	1,260,468	32,424
	AstraZeneca Group PLC	673,992	27,982
	British American
	Tobacco PLC	879,451	23,282
	BG Group PLC	1,553,996	21,828
	BHP Billiton PLC	1,027,057	20,215
	Tesco PLC	3,650,526	19,290
	Diageo PLC	1,169,807	16,680
	Anglo American PLC	612,826	14,513
	Unilever PLC	597,496	13,928
	Imperial Tobacco Group PLC	472,931	12,820
	National Grid Transco PLC	1,141,911	11,451
	Standard Chartered PLC	875,745	11,372
	Reckitt Benckiser
	Group PLC	280,979	10,685
	Rio Tinto PLC	465,836	10,507
	Royal Dutch Shell
	PLC Class A
	(Amsterdam Shares)	375,316	9,972
	Centrica PLC	2,382,230	9,307
	BAE Systems PLC	1,651,869	9,123
	Barclays PLC	3,801,923	8,769
	BT Group PLC	3,625,424	7,399
	Scottish & Southern
	Energy PLC	408,780	7,314
	SABMiller PLC	424,510	7,234
	Prudential PLC	1,165,002	7,177
	Aviva PLC	1,242,468	7,145
	Royal Bank of Scotland
	Group PLC	8,100,649	6,051
	British Energy Group PLC	508,558	5,783
	Lloyds Banking Group PLC	2,851,386	5,477
	Cadbury PLC	533,709	4,786
	Rolls-Royce Group PLC	870,605	4,322
	Reed Elsevier PLC	524,186	3,906
	Morrison Supermarkets PLC	942,094	3,875
	British Sky Broadcasting
	Group PLC	540,713	3,875
	Shire Ltd.	248,542	3,715
	Pearson PLC	382,333	3,657
	Compass Group PLC	720,139	3,645
	Tullow Oil PLC	343,291	3,335
	Legal & General
	Group PLC	2,839,039	3,220
	Capita Group PLC	292,260	3,182
*	WPP PLC	532,320	3,159
	Experian Group Ltd.	487,384	3,118
	Land Securities Group PLC	222,677	3,038

			Market
			Value•
		Shares	($000)
	United Utilities Group PLC	325,037	2,995
	Man Group PLC	842,623	2,942
	Xstrata PLC	308,836	2,933
	HBOS PLC	2,599,159	2,730
	Smith & Nephew PLC	420,962	2,728
	International Power PLC	758,279	2,682
	Royal & Sun Alliance
	Insurance Group PLC	1,290,387	2,609
	Marks & Spencer
	Group PLC	793,542	2,524
	Standard Life PLC	851,749	2,523
	Smiths Group PLC	187,636	2,447
	Kingfisher PLC	1,146,298	2,292
	Cable and Wireless PLC	975,100	2,238
	Severn Trent PLC	122,329	2,151
	Old Mutual PLC	2,532,555	2,066
	British Land Co., PLC	248,733	2,022
	Thomson Reuters PLC	87,480	1,978
	J. Sainsbury PLC	405,000	1,961
	Wolseley PLC	338,917	1,916
	Carnival PLC	80,277	1,799
	Johnson Matthey PLC	108,219	1,748
	The Sage Group PLC	682,865	1,716
	Cobham PLC	551,916	1,674
	Next PLC	102,375	1,633
	Rexam PLC	312,029	1,621
	Friends Provident PLC	1,237,777	1,606
*	Cairn Energy PLC	49,693	1,477
	Group 4 Securicor PLC	485,499	1,467
	Associated British
	Foods PLC	136,227	1,455
	Bunzl PLC	163,775	1,418
	Tate & Lyle PLC	228,336	1,350
	Hammerson PLC	161,196	1,267
	Serco Group PLC	184,702	1,227
	ICAP PLC	281,763	1,207
	FirstGroup PLC	183,682	1,179
	ITV PLC	1,887,380	1,105
	Drax Group PLC	128,344	1,057
	Home Retail Group	327,955	1,027
	United Business Media Ltd.	136,421	1,023
	Whitbread PLC	70,782	957
	Admiral Group PLC	70,128	939
	Antofagasta PLC	147,144	935
	Schroders PLC	71,970	919
	Amec PLC	123,769	907
	Balfour Beatty PLC	178,022	874
	Hays PLC	833,771	855
	LogicaCMG PLC	825,526	842
	Tomkins PLC	459,706	840
	3i Group PLC	207,254	824
	Lonmin PLC	60,664	821
	Burberry Group PLC	247,440	813
	InterContinental
	Hotels Group PLC	94,498	791
*	Invensys PLC	291,283	747

21

Tax-Managed International Fund

		Market
		Value•
	Shares	($000)
Daily Mail and
General Trust PLC	179,117	717
Liberty International PLC	99,860	702
Investec PLC	166,926	699
TUI Travel PLC	202,527	697
Ladbrokes PLC	253,326	691
British Airways PLC	251,496	675
IMI PLC	158,392	638
Segro PLC	175,497	635
Thomas Cook Group PLC	241,377	626
GKN PLC	399,443	564
Meggitt PLC	234,929	554
Eurasian Natural
Resources Corp.	110,794	538
London Stock Exchange PLC	64,194	489
Vedanta Resources PLC	49,590	452
National Express Group PLC	55,695	406
Stagecoach Group PLC	192,527	402
The Berkeley Group
Holdings PLC	28,658	369
Kazakhmys PLC	56,488	196
Carphone Warehouse PLC	143,241	191
		736,646
Total Common Stocks
(Cost $4,594,891)		3,684,441
Total Investments (100.5%)
(Cost $4,594,891)		3,684,441
Other Assets and Liabilities (–0.5%)
Other Assets		71,264
Liabilities		(90,540)
		(19,276)
Net Assets (100%)		3,665,165

At December 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	4,872,767
Overdistributed Net Investment Income	(135)
Accumulated Net Realized Losses	(296,995)
Unrealized Appreciation (Depreciation)
Investment Securities	(910,450)
Foreign Currencies	(22)
Net Assets	3,665,165

Investor Shares—Net Assets
Applicable to 129,441,924 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,131,295
Net Asset Value Per Share—
Investor Shares	$8.74

Institutional Shares—Net Assets
Applicable to 27,639,581 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	241,705
Net Asset Value Per Share—
Institutional Shares	$8.74

ETF Shares—Net Assets
Applicable to 84,320,638 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,292,165
Net Asset Value Per Share—
ETF Shares	$27.18

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.

ADR—American Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Tax-Managed International Fund

Statement of Operations

Year Ended
December 31, 2008
($000)
Investment Income
Income
Dividends[1]	122,611
Interest[2]	140
Total Income	122,751
Expenses
The Vanguard Group—Note B
Investment Advisory Services	128
Management and Administrative—Investor Shares	1,537
Management and Administrative—Institutional Shares	162
Management and Administrative—ETF Shares	824
Marketing and Distribution—Investor Shares	372
Marketing and Distribution—Institutional Shares	126
Marketing and Distribution—ETF Shares	306
Custodian Fees	742
Auditing Fees	32
Shareholders’ Reports—Investor Shares	14
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—ETF Shares	32
Trustees’ Fees and Expenses	4
Total Expenses	4,280
Expenses Paid Indirectly	(42)
Net Expenses	4,238
Net Investment Income	118,513
Realized Net Gain (Loss)
Investment Securities Sold	(248,068)
Foreign Currencies	(1,150)
Realized Net Gain (Loss)	(249,218)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(1,665,677)
Foreign Currencies	(57)
Change in Unrealized Appreciation (Depreciation)	(1,665,734)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,796,439)

1 Dividends are net of foreign withholding taxes of $10,710,000.

2 Interest income from an affiliated company of the fund was $13,000.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Tax-Managed International Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	118,513	65,055
Realized Net Gain (Loss)	(249,218)	25,976
Change in Unrealized Appreciation (Depreciation)	(1,665,734)	125,643
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,796,439)	216,674
Distributions
Net Investment Income
Investor Shares	(36,506)	(40,939)
Institutional Shares	(8,403)	(12,416)
ETF Shares	(73,729)	(12,799)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(118,638)	(66,154)
Capital Share Transactions
Investor Shares	79,651	140,426
Institutional Shares	(77,177)	293,768
ETF Shares	2,441,432	669,001
Net Increase (Decrease) from Capital Share Transactions	2,443,906	1,103,195
Total Increase (Decrease)	528,829	1,253,715
Net Assets
Beginning of Period	3,136,336	1,882,621
End of Period[1]	3,665,165	3,136,336

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($135,000) and ($679,000).

See accompanying Notes, which are an integral part of the Financial Statements.

24

Tax-Managed International Fund

Financial Highlights

Investor Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$15.40	$14.16	$11.48	$10.33	$8.76
Investment Operations
Net Investment Income	.290	.332	.331	.246	.201
Net Realized and Unrealized Gain (Loss)
on Investments	(6.661)	1.244	2.685	1.161	1.571
Total from Investment Operations	(6.371)	1.576	3.016	1.407	1.772
Distributions
Dividends from Net Investment Income	(.289)	(.336)	(.336)	(.257)	(.202)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.289)	(.336)	(.336)	(.257)	(.202)
Net Asset Value, End of Period	$8.74	$15.40	$14.16	$11.48	$10.33

Total Return[1]	–41.27%	11.15%	26.27%	13.60%	20.25%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,131	$1,915	$1,624	$1,119	$825
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.20%	0.20%	0.23%
Ratio of Net Investment Income to
Average Net Assets	3.47%	2.71%	2.70%	2.50%	2.34%
Portfolio Turnover Rate[2]	16%	6%	4%	5%	5%

1 Total returns do not reflect the 1% redemption fee on shares held less than five years; the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year; or the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Tax-Managed International Fund

Financial Highlights

Institutional Shares

			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$15.41	$14.17	$11.48	$10.33	$8.77
Investment Operations
Net Investment Income	.296	.341	.348	.253	.198
Net Realized and Unrealized Gain (Loss)
on Investments	(6.671)	1.244	2.685	1.161	1.571
Total from Investment Operations	(6.375)	1.585	3.033	1.414	1.769
Distributions
Dividends from Net Investment Income	(.295)	(.345)	(.343)	(.264)	(.209)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.295)	(.345)	(.343)	(.264)	(.209)
Net Asset Value, End of Period	$8.74	$15.41	$14.17	$11.48	$10.33

Total Return[1]	–41.27%	11.21%	26.42%	13.66%	20.19%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$242	$568	$258	$193	$143
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.14%	0.14%	0.15%
Ratio of Net Investment Income to
Average Net Assets	3.53%	2.77%	2.76%	2.56%	2.42%
Portfolio Turnover Rate[2]	16%	6%	4%	5%	5%

1 Total returns do not reflect the 1% redemption fee on shares held less then five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Tax-Managed International Fund

Financial Highlights

Europe Pacific ETF Shares
	Year	July 20,
	Ended	2007[1] to
	December 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007
Net Asset Value, Beginning of Period	$47.92	$49.99
Investment Operations
Net Investment Income	.934	.204
Net Realized and Unrealized Gain (Loss) on Investments	(20.744)	(1.219)
Total from Investment Operations	(19.810)	(1.015)
Distributions
Dividends from Net Investment Income	(.930)	(1.055)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.930)	(1.055)
Net Asset Value, End of Period	$27.18	$47.92

Total Return	–41.25%	–2.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,292	$653
Ratio of Total Expenses to Average Net Assets	0.11%	0.12%[2]
Ratio of Net Investment Income to Average Net Assets	3.51%	2.74%[2]
Portfolio Turnover Rate[3]	16%	6%

1 Inception.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Tax-Managed International Fund

Notes to Financial Statements

Vanguard Tax-Managed International Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares, known as Vanguard Europe Pacific ETF Shares, are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005–2008) and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

28

Tax-Managed International Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2008, the fund had contributed capital of $783,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.31% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2008, custodian fee offset arrangements reduced the fund’s expenses by $42,000.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2008, the fund realized net foreign currency losses of $1,150,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended December 31, 2008, the fund realized gains on the sale of passive foreign investment companies of $1,819,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Unrealized appreciation on the fund’s passive foreign investment company holdings at December 31, 2008, was $54,000.

For tax purposes, at December 31, 2008, the fund had $2,526,000 of ordinary income available for distribution. The fund had available realized losses of $296,961,000 to offset future net capital gains of $12,748,000 through December 31, 2010, $27,239,000 through December 31, 2011, $5,174,000 through December 31, 2012, $99,680,000 through December 31, 2016, and $152,120,000 through December 31, 2017.

At December 31, 2008, the cost of investment securities for tax purposes was $4,594,979,000. Net unrealized depreciation of investment securities for tax purposes was $910,538,000, consisting of unrealized gains of $104,963,000 on securities that had risen in value since their purchase and $1,015,501,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2008, the fund purchased $3,000,371,000 of investment securities and sold $543,882,000 of investment securities, other than temporary cash investments.

29

Tax-Managed International Fund

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2008		2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	305,754	26,025	320,908	21,093
Issued in Lieu of Cash Distributions	28,971	3,486	32,485	2,130
Redeemed[1]	(255,074)	(24,427)	(212,967)	(13,611)
Net Increase (Decrease)—Investor Shares	79,651	5,084	140,426	9,612
Institutional Shares
Issued	80,348	5,969	290,944	18,477
Issued in Lieu of Cash Distributions	6,027	723	9,670	633
Redeemed[1]	(163,552)	(15,951)	(6,846)	(437)
Net Increase (Decrease)—Institutional Shares	(77,177)	(9,259)	293,768	18,673
ETF Shares
Issued	2,441,432	70,686	669,001	13,635
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	—	—	—	—
Net Increase (Decrease)—ETF Shares	2,441,432	70,686	669,001	13,635

1 Net of redemption fees for 2008 and 2007 of $1,382,000 and $473,000, respectively (fund totals).

G. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of December 31, 2008, based on the inputs used to value them:

Investments
in Securities
Valuation Inputs	($000)
Level 1—Quoted prices	6,638
Level 2—Other significant observable inputs	3,677,803
Level 3—Significant unobservable inputs	—
Total	3,684,441

30

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Tax-Managed Funds and the Shareholders of Vanguard Tax-Managed International Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Tax-Managed International Fund (constituting a separate portfolio of Vanguard Tax-Managed Funds, hereafter referred to as the “Fund”) at December 31, 2008, the result of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian, and by agreement to the underlying ownership records for Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 23, 2009

Special 2008 tax information (unaudited) for Vanguard Tax-Managed International Fund

This information for the fiscal year ended December 31, 2008, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $118,638,000 of qualified dividend income to shareholders during the fiscal year.

The fund passed through to shareholders foreign source income of $133,286,000 and foreign taxes paid of $10,680,000. The pass-through of foreign taxes paid affects only shareholders on the dividend record date in December 2008. Shareholders received more detailed information along with their Form 1099-DIV in January 2009.

31

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Tax-Managed International Fund Investor Shares[1]
Periods Ended December 31, 2008
	One	Five	Since
	Year	Years	Inception[2]
Returns Before Taxes	–41.84%	2.40%	0.60%
Returns After Taxes on Distributions	–42.02	2.17	0.29
Returns After Taxes on Distributions and Sale of Fund Shares	–26.72	2.28	0.54

1 Total returns reflect the 1% fee assessed on redemptions of shares held in the fund for less than five years. Total returns do not reflect the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Inception for Investor Shares, August 17, 1999.

32

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Managed International Fund	6/30/2008	12/31/2008	Period[1]

Investor Shares	$1,000.00	$657.04	$0.67
Institutional Shares	1,000.00	657.00	0.42
Europe Pacific ETF Shares	1,000.00	657.13	0.46

Investor Shares	$1,000.00	$1,024.40	$0.82
Institutional Shares	1,000.00	1,024.70	0.51
Europe Pacific ETF Shares	1,000.00	1,024.65	0.56

1 The calculations are based on expenses incurred during the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: 0.16% for Investor Shares; 0.10% for Institutional Shares; and 0.11% for Europe Pacific ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

33

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the 1% fee on redemptions of shares held for less than five years, nor do they include the account service fee described in the prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

34

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

35

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 155 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Chairman of the Board and Interested Trustee	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
Occupation(s) During the Past Five Years: Chairman,
John J. Brennan[1]	President, and Chief Executive Officer of Rohm and
Born 1954. Trustee Since May 1987. Chairman of	Haas Co. (chemicals); Board Member of the American
the Board. Principal Occupation(s) During the Past Five	Chemistry Council; Director of Tyco International, Ltd.
Years: Chairman of the Board and Director/Trustee of	(diversified manufacturing and services), since 2005.
The Vanguard Group, Inc., and of each of the investment
companies served by The Vanguard Group; Chief
Executive Officer and President of The Vanguard Group	Amy Gutmann
and of each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group (1996–2008).	Occupation(s) During the Past Five Years: President of
the University of Pennsylvania since 2004; Professor in
the School of Arts and Sciences, Annenberg School for
Independent Trustees	Communication, and Graduate School of Education of
the University of Pennsylvania since 2004; Provost
(2001–2004) and Laurance S. Rockefeller Professor of
Charles D. Ellis	Politics and the University Center for Human Values
Born 1937. Trustee Since January 2001. Principal	(1990–2004), Princeton University; Director of Carnegie
Occupation(s) During the Past Five Years: Applecore	Corporation of New York since 2005 and of Schuylkill
Partners (pro bono ventures in education); Senior	River Development Corporation and Greater Philadelphia
Advisor to Greenwich Associates (international business	Chamber of Commerce since 2004; Trustee of the
strategy consulting); Successor Trustee of Yale University;	National Constitution Center since 2007.
Overseer of the Stern School of Business at New York
University; Trustee of the Whitehead Institute for
Biomedical Research.	JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Retired
Emerson U. Fullwood	Corporate Vice President, Chief Global Diversity Officer,
Born 1948. Trustee Since January 2008. Principal	and Member of the Executive Committee of Johnson &
Occupation(s) During the Past Five Years: Retired	Johnson (pharmaceuticals/consumer products); Vice
Executive Chief Staff and Marketing Officer for	President and Chief Information Officer (1997–2005)
North America and Corporate Vice President of	of Johnson & Johnson; Director of the University
Xerox Corporation (photocopiers and printers);	Medical Center at Princeton and Women’s Research
Director of SPX Corporation (multi-industry	and Education Institute.
manufacturing), of the United Way of Rochester,
and of the Boy Scouts of America.

André F. Perold	F. William McNabb III[1]
Born 1952. Trustee Since December 2004. Principal	Born 1957. Chief Executive Officer Since August 2008.
Occupation(s) During the Past Five Years: George Gund	President Since March 2008. Principal Occupation(s)
Professor of Finance and Banking, Senior Associate	During the Past Five Years: Chief Executive Officer,
Dean, and Director of Faculty Recruiting, Harvard	Director, and President of The Vanguard Group, Inc.,
Business School; Director and Chairman of UNX, Inc.	since 2008; Chief Executive Officer and President of
(equities trading firm); Chair of the Investment	each of the investment companies served by The
Committee of HighVista Strategies LLC (private	Vanguard Group since 2008; Director of Vanguard
investment firm) since 2005.	Marketing Corporation; Managing Director of The
Vanguard Group (1995–2008).

Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Heidi Stam[1]
Occupation(s) During the Past Five Years: Chairman,	Born 1956. Secretary Since July 2005. Principal
President, Chief Executive Officer, and Director of	Occupation(s) During the Past Five Years: Managing
NACCO Industries, Inc. (forklift trucks/housewares/	Director of The Vanguard Group, Inc., since 2006;
lignite); Director of Goodrich Corporation (industrial	General Counsel of The Vanguard Group since 2005;
products/aircraft systems and services).	Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
J. Lawrence Wilson	Vanguard Marketing Corporation since 2005; Principal
Born 1936. Trustee Since April 1985. Principal	of The Vanguard Group (1997–2006).
Occupation(s) During the Past Five Years: Retired
Chairman and Chief Executive Officer of Rohm and
Haas Co. (chemicals); Director of Cummins Inc. (diesel	Vanguard Senior Management Team
engines) and AmerisourceBergen Corp. (pharmaceutical
distribution); Trustee of Vanderbilt University and of
Culver Educational Foundation.	R. Gregory Barton	James M. Norris
	Mortimer J. Buckley	Ralph K. Packard
	Kathleen C. Gubanich	Glenn W. Reed
Executive Officers	Paul A. Heller	George U. Sauter
Michael S. Miller

Thomas J. Higgins[1]
Born 1957. Chief Financial Officer Since September	Founder
2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Financial Officer of each of the investment companies	John C. Bogle
served by The Vanguard Group since 2008; Treasurer	Chairman and Chief Executive Officer, 1974–1996
of each of the investment companies served by The
Vanguard Group (1998–2008).

Kathryn J. Hyatt[1]
Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal of
The Vanguard Group, Inc.; Treasurer of each of the
investment companies served by The Vanguard
Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
(1988–2008).

1 These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739
You can obtain a free copy of Vanguard’s proxy voting
Institutional Investor Services > 800-523-1036
guidelines by visiting our website, www.vanguard.com,
Text Telephone for People	and searching for “proxy voting guidelines,” or by
With Hearing Impairment > 800-952-3335	calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
This material may be used in conjunction	the 12 months ended June 30. To get the report, visit
with the offering of shares of any Vanguard	either www.vanguard.com or www.sec.gov.
fund only if preceded or accompanied by
the fund’s current prospectus.
You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
The funds or securities referred to herein are not	To find out more about this public service, call the SEC
sponsored, endorsed, or promoted by MSCI, and MSCI	at 202-551-8090. Information about your fund is also
bears no liability with respect to any such funds or	available on the SEC’s website, and you can receive
securities. For any such funds or securities, the	copies of this information, for a fee, by sending a
prospectus or the Statement of Additional Information	request in either of two ways: via e-mail addressed to
contains a more detailed description of the limited	publicinfo@sec.gov or via regular mail addressed to the
relationship MSCI has with The Vanguard Group and	Public Reference Section, Securities and Exchange
any related funds.	Commission, Washington, DC 20549-0102.

Russell is a trademark of The Frank Russell Company.

© 2009 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1270 022009

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2008: $123,000

Fiscal Year Ended December 31, 2007: $114,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2008: $3,055,590

Fiscal Year Ended December 31, 2007: $2,835,320

(b) Audit-Related Fees.

Fiscal Year Ended December 31, 2008: $626,240

Fiscal Year Ended December 31, 2007: $630,400

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended December 31, 2008: $230,400

Fiscal Year Ended December 31, 2007: $215,900

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended December 31, 2008: $0

Fiscal Year Ended December 31, 2007: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2008: $230,400

Fiscal Year Ended December 31, 2007: $215,900

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: The Registrant is a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Charles D. Ellis, Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 13, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 13, 2009

VANGUARD TAX-MANAGED FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 13, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.